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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08716

Evergreen Variable Annuity Trust

_____________________________________________________________

(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________

(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

____________________________________________________________

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:

Registrant is making a semi-annual filing for seven of its series, Evergreen VA Core Bond Fund, Evergreen VA Fundamental Large Cap Fund, Evergreen VA Growth Fund, Evergreen VA High Income Fund, Evergreen VA International Equity Fund, Evergreen VA Omega Fund and Evergreen VA Special Values Fund, for the six months ended June 30, 2010. These series have December 31 fiscal year end.

Date of reporting period: June 30, 2010

Item 1 – Reports to Stockholders.

Evergreen VA Core Bond Fund*

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
8	SCHEDULE OF INVESTMENTS
20	STATEMENT OF ASSETS AND LIABILITIES
21	STATEMENT OF OPERATIONS
22	STATEMENTS OF CHANGES IN NET ASSETS
23	NOTES TO FINANCIAL STATEMENTS
32	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund filed its complete schedule of portfolio holdings with the SEC for the first quarter of its current fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Evergreen and Wells Fargo Advantage mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

August 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Valued Shareholder:

We are pleased to provide you with this semiannual report for Evergreen VA Core Bond Fund for the six-month period that ended June 30, 2010 (the “period”). Signs of economic improvement moderated during the period, and the financial markets experienced their first significant correction since the powerful rally that began in March 2009.

In the United States, economic growth moderated during the period but remained solid as the economic recovery appeared to remain on track. Gross domestic product returned to positive growth in the third quarter of 2009, after having contracted for four consecutive quarters for the first time in at least 60 years. The consensus among economists was that the recession that began in December 2007 had likely ended during the summer of 2009. However, questions remained over the sustainability of the recovery, and the National Bureau of Economic Research had not declared an official end to the recession by the end of the period.

Despite extensive quantitative easing measures by the Federal Reserve Board (the “Fed”), bank lending remained constrained during the period, indicating that the trillions of dollars of government stimulus that were added to the monetary system might not have an inflationary impact in the near term. Throughout the period, the Federal Open Market Committee held the federal funds rate at the range of 0% to 0.25% that it first targeted in December 2008. The Fed did, however, begin to remove some of its unconventional stimulus measures. After having concluded its purchases of longer-term Treasuries in October 2009, it also ended its program to invest in mortgage-backed securities in March 2010.

Despite the macroeconomic concerns, strong corporate earnings provided support for the domestic equity markets through the end of the first-quarter reporting season in April 2010. Approximately three-quarters of the companies in the S&P 500 Index exceeded analysts’ estimates for the first quarter of 2010. As the earnings season ended, however, investor focus shifted from improving corporate fundamentals to macroeconomic concerns about sovereign debt, slowing economic growth in China, and fear of a potential double-dip U.S. recession. Those concerns led to a significant correction in the equity markets during May and June 2010. For the period, the S&P 500 Index and the tech-heavy NASDAQ Composite Index each fell 6.6%, while the Dow Jones Industrial Average declined 5.0%.

Overseas, concerns about a possible default in Greek sovereign debt caused weakness in the euro, dampening returns from the region in U.S. dollar. Indeed, there was no shortage of fears during the second half of the period, as the European sovereign debt

LETTER TO SHAREHOLDERS continued

crisis persisted, the Deepwater Horizon oil spill in the Gulf of Mexico remained uncontained, and equity markets sustained a significant correction from their late-April highs. In fact, nearly all stock markets around the globe posted sizable losses, with the exception of a handful of emerging markets countries, such as Singapore, Peru, and Indonesia.

Fixed-income markets, on the other hand, performed quite well, aided by widespread nervousness among both professional and individual investors and by large investor flows into bond mutual funds. Nominal Treasury securities were among the best-performing sectors of the bond market, as weak economic reports kept near-term inflation fears muted and expectations for the Fed to keep short-term rates near zero remained intact. While fixed-income markets posted positive total returns, upward pressure on yields began to emerge during the period. In March, several U.S. Treasury auctions experienced weaker-than-expected demand. Late in the period, yields on bonds of several corporate issuers even slipped below those of comparable Treasury securities.

During the period, the portfolio managers of Evergreen’s Variable Annuity Funds continued to maintain strategies consistent with each fund’s goal and the asset class in which the fund invests. Managers of equity-oriented portfolios tended to focus on long-term growth opportunities, while the professionals supervising fixed-income portfolios attempted to seek total return and current income.

Although the period saw renewed market volatility, we believe this trend underscores the importance of maintaining a focus on long-term investment goals so as not to miss potential periods of strong recovery. Although periods of volatility can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future.

As always, we want to thank you for choosing Evergreen Investments. We appreciate your confidence in us.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

LETTER TO SHAREHOLDERS continued

Notice to Shareholders:

At a Special Meeting of Shareholders held in June 2010, shareholders of Evergreen VA Core Bond Fund approved the reorganization of Evergreen VA Core Bond Fund with the Wells Fargo Advantage VT Total Return Bond Fund. Accordingly, at the close of business on July 16, 2010, the net assets of Evergreen VA Core Bond Fund were acquired by the Wells Fargo Advantage VT Total Return Bond Fund, in exchange for shares of the Wells Fargo Advantage VT Total Return Bond Fund. Further information regarding this transaction can be found in the section entitled “Additional Information” under the heading “Special Meetings of Shareholders.”

FUND AT A GLANCE

as of June 30, 2010

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Sub-Advisor:

Wells Capital Management Inc.

Portfolio Managers:

Troy Ludgood; Thomas O’Connor, CFA

PERFORMANCE AND RETURNS

Portfolio inception date: 7/31/2002

Class inception date	Class 2 7/31/2002

6-month return	5.52%

Average annual return

1-year	10.48%

5-year	-0.10%

Since portfolio inception	1.72%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy, or separate account charges assessed by participating insurance companies.

The fund incurs a 12b-1 fee of 0.25% for Class 2.

Returns reflect expense limits previously in effect, without which returns would have been lower.

FUND AT A GLANCE continued

This section left intentionally blank

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

All data is as of June 30, 2010, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2010	Ending Account Value 6/30/2010	Expenses Paid During Period*

Actual
Class 2	$1,000.00	$1,055.24	$4.54
Hypothetical
(5% return before expenses)
Class 2	$1,000.00	$1,020.38	$4.46

*	Expenses are equal to the annualized expense ratio of 0.89%, multiplied by the average account value over the period, multiplied by 181 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2010
CLASS 2	(unaudited)	2009	2008	2007	2006	2005

Net asset value, beginning of period	$8.35	$7.88	$10.00	$10.00	$10.05	$10.17

Income from investment operations
Net investment income	0.12	0.29	0.47 [1]	0.48	0.44 [1]	0.38 [1]
Net realized and unrealized gains or losses on investments	0.34	0.33	(2.43)	0	(0.04)	(0.16)

Total from investment operations	0.46	0.62	(1.96)	0.48	0.40	0.22

Distributions to shareholders from
Net investment income	(0.01)	(0.15)	(0.12)	(0.48)	(0.45)	(0.34)
Net realized gains	0	0	0	0	0	0 [2]
Tax basis return of capital	0	0	(0.04)[1]	0	0	0

Total distributions to shareholders	(0.01)	(0.15)	(0.16)	(0.48)	(0.45)	(0.34)

Net asset value, end of period	$8.80	$8.35	$7.88	$10.00	$10.00	$10.05

Total return[3]	5.52%	7.89%	(19.59)%	4.89%	3.96%	2.17%

Ratios and supplemental data
Net assets, end of period (thousands)	$31,541	$30,251	$30,175	$49,576	$50,869	$46,680
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.89%[4]	0.93%	0.89%	0.82%	0.78%	0.82%
Expenses excluding waivers/reimbursements and expense reductions	0.89%[4]	0.93%	0.89%	0.82%	0.78%	0.82%
Net investment income	2.81%[4]	3.52%	5.11%	4.61%	4.33%	3.74%
Portfolio turnover rate	501%[5]	510%[5]	142%[5]	228%[5]	152%	197%

1	Per share amount is based on average shares outstanding during the period.
2	Amount represents less than $0.005 per share.
3	Total return does not reflect charges attributable to your insurance company’s separate account.
4	Annualized
5	Portfolio turnover rate includes mortgage dollar roll activity.

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

June 30, 2010 (unaudited)

	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 3.2%
FIXED-RATE 3.2%
FHLMC, 5.50%, 09/15/2035	$2,757	$2,950
FNMA:
5.90%, 07/01/2037	26,448	28,501
5.98%, 11/01/2011	190,773	197,710
6.06%, 09/01/2011	271,594	284,947
6.20%, 05/01/2011	290,607	297,937
6.44%, 04/01/2011	180,794	185,897

Total Agency Commercial Mortgage-Backed Securities (cost $1,022,513)		997,942

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 11.3%
FIXED-RATE 11.3%
FHLMC:
Ser. 2542, Class ES, 5.00%, 12/15/2017	350,000	376,353
Ser. 2957, Class PT, 5.50%, 11/15/2033	436,000	466,938
Ser. 2982, Class CI, 5.50%, 02/15/2034	188,000	200,959
Ser. 3631, Class PA, 4.00%, 02/15/2040	114,368	120,655
Ser. 3652, Class AP, 4.50%, 03/15/2040	229,068	247,100
Ser. K007, Class A1, 3.34%, 12/25/2019	98,000	100,180
FNMA:
Ser. 2001-81, Class HE, 6.50%, 01/25/2032	617,129	675,853
Ser. 2003-108, Class BE, 4.00%, 11/25/2018	350,000	368,288
Ser. 2004-60, Class PA, 5.50%, 04/25/2034	461	495
Ser. 2007-113, Class DB, 4.50%, 12/25/2022	1,000	1,069
Ser. 2007-39, Class NA, 4.25%, 01/25/2037	563	598
Ser. 2007-74, Class A, 5.00%, 04/25/2034	26,821	28,026
Ser. 2009-71, Class JT, 6.00%, 06/25/2036	211,388	231,370
Ser. 2009-78, Class J, 5.00%, 09/25/2019	95,321	101,606
Ser. 2009-80, Class KC, 5.00%, 09/25/2037	214,895	230,453
Ser. 2010-54, Class EA, 4.50%, 06/25/2040	378,951	398,838

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $3,517,526)		3,548,781

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 39.8%
FIXED-RATE 34.5%
FHLMC:
4.32%, 11/25/2019	60,000	62,724
5.50%, 12/01/2019-11/01/2021 ##	1,447,479	1,571,802
FNMA:
4.33%, 03/25/2020	421,000	438,713
5.00%, 03/01/2034	371,318	394,889
5.50%, 11/01/2023 ##	562,341	610,711
5.50%, 12/01/2033-07/01/2035	1,178,946	1,270,020
6.00%, 08/01/2022-11/25/2039	765,942	840,583
7.00%, 01/01/2040	120,450	134,019
7.25%, 05/15/2030	95,000	130,831

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)

	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
FNMA 15 year, 5.50%, TBA #	$500,000	$534,234
FNMA 30 year:
4.50%, TBA #	1,700,000	1,761,890
5.00%, TBA #	350,000	368,227
5.50%, TBA #	2,200,000	2,346,500
GNMA 30 year:
4.50%, TBA #	200,000	207,844
5.00%, TBA #	200,000	210,938

		10,883,925

FLOATING-RATE 5.3%
FHLMC:
5.84%, 11/01/2036 ##	254,312	274,130
6.15%, 06/01/2037	212,405	229,858
FNMA:
5.50%, 01/01/2037	30,074	31,968
5.52%, 01/01/2036	168,130	179,576
5.57%, 02/01/2039	37,376	40,112
5.66%, 10/01/2037	14,077	15,111
5.76%, 02/01/2037	23,683	25,484
5.83%, 02/01/2037	537	580
5.85%, 12/01/2037	67,401	72,674
5.86%, 01/01/2037	658	710
5.87%, 04/01/2037-10/01/2037	27,521	29,648
5.88%, 01/01/2037	541	583
5.89%, 07/01/2037	25,621	27,616
5.90%, 03/01/2037	688	742
5.95%, 10/01/2037	931	1,005
5.96%, 07/01/2037	16,055	17,306
5.99%, 12/01/2036	418	452
6.00%, 11/01/2037	13,767	14,836
6.02%, 10/01/2037	9,377	10,114
6.04%, 09/01/2037	5,954	6,424
6.08%, 03/01/2012 ##	391,767	414,312
6.27%, 10/01/2036-09/01/2037	3,638	3,936
6.96%, 12/01/2010	285,303	282,510

		1,679,687

Total Agency Mortgage-Backed Pass Through Securities (cost $12,459,994)		12,563,612

ASSET-BACKED SECURITIES 6.0%
Ally Master Owner Trust, Ser. 2010-3, Class A, FRN, 2.88%, 04/15/2013 144A	160,000	162,251
Bank of America Credit Card Trust, Ser. 2008-A1, Class A1, FRN, 0.93%, 04/15/2013	619,000	619,978
Discover Card Master Trust, Ser. 2009-A2, Class A, FRN, 1.65%, 02/17/2015	191,000	194,616

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)

	Principal Amount	Value

ASSET-BACKED SECURITIES continued
Ford Credit Floorplan Master Owner Trust, Ser. 2010-3, Class A1, 4.20%, 02/15/2017 144A	$100,000	$105,137
Huntington Auto Trust, Ser. 2009-1A, Class A4, 5.73%, 01/15/2014 144A	100,000	107,351
Nelnet Student Loan Trust, Ser. 2008-3, Class A4, FRN, 2.15%, 11/25/2017	184,000	190,671
Nissan Auto Receivables Owner Trust, Ser. 2009-1, Class A3, 5.00%, 09/15/2014	94,000	97,189
SLM Student Loan Trust:
Ser. 2008-1, Class A4A, FRN, 2.14%, 12/15/2032	302,000	313,584
Ser. 2008-5, Class A4, FRN, 2.02%, 07/25/2023	100,000	105,038

Total Asset-Backed Securities (cost $1,887,000)		1,895,815

COMMERCIAL MORTGAGE-BACKED SECURITIES 10.4%
FIXED-RATE 10.4%
Banc of America Comml. Mtge. Securities, Inc.:
Ser. 2004-6, Class A3, 4.51%, 12/10/2042	16,000	16,361
Ser. 2005-4, Class A5A, 4.93%, 07/10/2045	104,000	105,434
Ser. 2006-3, Class A4, 5.89%, 07/10/2044	68,000	69,071
Ser. 2006-5, Class A4, 5.41%, 09/10/2047	128,000	133,942
Bear Stearns Comml. Mtge. Securities, Inc.:
Ser. 2002-PBW1, Class A2, 4.72%, 11/11/2035	124,000	129,536
Ser. 2004-PWR4, Class A3, 5.47%, 06/11/2041	25,000	26,740
Ser. 2005-PW10, Class A4, 5.41%, 12/11/2040	42,000	44,149
Ser. 2005-PWR7, Class A2, 4.95%, 02/11/2041	23,098	23,615
Commercial Mtge. Pass-Through Certs., Ser. 2001-J2A, Class B, 6.30%, 07/16/2034 144A	53,000	59,135
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2002-CKS4, Class A1, 4.49%, 11/15/2036	6,015	6,064
Ser. 2005-C1, Class A3, 4.81%, 02/15/2038	9,786	9,995
Ser. 2005-C2, Class A4, 4.83%, 04/15/2037	43,000	43,666
Ser. 2007-C5, Class A3, 5.69%, 09/15/2040	38,000	38,563
Developers Diversified Realty Corp., Ser. 2009-DDR1, Class A, 3.81%, 10/14/2022 144A	98,789	102,008
First Union National Bank Comml. Mtge. Trust, Ser. 2002-C1, Class A2, 6.14%, 02/12/2034	212,998	222,796
GE Capital Comml. Mtge. Corp., Ser. 2001-3, Class A, 5.56%, 06/10/2038	2,711	2,740
GMAC Comml. Mtge. Securities, Inc.:
Ser. 2003-C2, Class A2, 5.66%, 05/10/2040	25,000	27,075
Ser. 2004-C2, Class A4, 5.30%, 08/10/2038	27,000	27,854
Greenwich Capital Comml. Funding Corp.:
Ser. 2004-GG1, Class A6, 5.14%, 06/10/2036	32,000	33,838
Ser. 2005-GG5, Class A5, 5.22%, 04/10/2037	112,000	115,046
Ser. 2006-GG7, Class A4, 6.09%, 07/10/2038	29,000	30,313
GS Mtge. Securities Corp.:
Ser. 2001-GL3A, Class A2, 6.45%, 08/05/2018 144A	109,000	114,294
Ser. 2004-C1, Class A2, 4.32%, 10/10/2028	31,916	32,022
Impact Funding, LLC, Ser. 2010-1, Class A1, 5.31%, 01/25/2051 144A	100,000	99,995

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)

	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES continued
FIXED-RATE continued
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2001-CIB2, Class D, 6.85%, 04/15/2035	$25,000	$25,222
Ser. 2002-C2, Class B, 5.21%, 12/12/2034	10,000	10,377
Ser. 2003-CB7, Class A4, 4.88%, 01/12/2038	38,000	40,021
Ser. 2003-PM1, Class A4, 5.33%, 08/12/2040	10,000	10,719
Ser. 2004-C2, Class A3, 5.41%, 05/15/2041	43,000	45,631
Ser. 2004-CB9, Class A4, 5.54%, 06/12/2041	18,000	18,945
Ser. 2005-LDP2, Class A3A, 4.68%, 07/15/2042	83,267	85,901
Ser. 2005-LDP4, Class A4, 4.92%, 10/15/2042	14,000	14,728
Ser. 2006-LDP9, Class A3, 5.34%, 05/15/2047	117,000	115,637
Ser. 2007-C1, Class A4, 5.72%, 02/15/2051	51,000	50,239
Ser. 2007-LD12, Class A3, 6.19%, 02/15/2051	49,000	50,111
Ser. 2009-IWST, Class A2, 5.63%, 12/05/2027 144A	54,000	59,080
Ser. 2010-C1, Class A1, 3.85%, 06/15/2043 144A	100,000	102,465
LB-UBS Comml. Mtge. Trust:
Ser. 2001-C2, Class A2, 6.65%, 11/15/2027	19,191	19,637
Ser. 2003-C8, Class A4, 5.12%, 11/15/2032	52,000	55,550
Ser. 2004-C1, Class A4, 4.57%, 01/15/2031	19,000	19,449
Ser. 2004-C2, Class A4, 4.37%, 03/15/2036	35,000	35,452
Ser. 2006-C4, Class A4, 6.08%, 06/15/2038	91,000	97,723
Ser. 2007-C3, Class A3, 6.14%, 07/15/2044	19,000	19,917
Ser. 2008-C1, Class A2, 6.32%, 04/15/2041	99,000	105,057
Merrill Lynch Mtge. Trust:
Ser. 2003-KEY1, Class A4, 5.24%, 11/12/2035	49,000	52,437
Ser. 2004-KEY2, Class A4, 4.86%, 08/12/2039	25,000	25,725
Ser. 2005-CIP1, Class A4, 5.05%, 07/12/2038	45,000	47,111
Ser. 2007, Class A3, 6.02%, 06/12/2050	46,000	47,596
Morgan Stanley Capital I, Inc.:
Ser. 2004-HQ3, Class A4, 4.80%, 01/13/2041	25,000	26,230
Ser. 2004-HQ4, Class A7, 4.97%, 04/14/2040	144,000	146,792
Ser. 2004-IQ8, Class A4, 4.90%, 06/15/2040	46,000	47,600
Ser. 2004-T15, Class A2, 4.69%, 06/13/2041	241,775	243,006
Ser. 2004-T15, Class A4, 5.27%, 06/13/2041	25,000	26,293
Ser. 2005-HQ5, Class AAB, 5.04%, 01/14/2042	23,571	24,668
Prudential Comml. Mtge. Funding Corp., Ser. 2001-Rock, Class B, 6.76%, 05/10/2034	15,000	15,574
Salomon Brothers Mtge. Securities VII, Ser. 2000-C2, Class C, 7.73%, 07/18/2033	25,000	24,965
Tennessee Valley Auth., 5.25%, 09/15/2039	49,000	54,169

Total Commercial Mortgage-Backed Securities (cost $3,210,249)		3,278,279

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)

	Principal Amount	Value

CORPORATE BONDS 11.8%
CONSUMER DISCRETIONARY 0.5%
Media 0.5%
Comcast Corp.:
5.15%, 03/01/2020	$37,000	$38,737
6.40%, 03/01/2040	35,000	37,671
Discovery Communications, Inc., Class A, 6.35%, 06/01/2040	20,000	21,374
New Communications Holdings:
8.25%, 04/15/2017 144A	35,000	35,131
8.50%, 04/15/2020 144A	30,000	30,075

		162,988

CONSUMER STAPLES 1.3%
Beverages 0.4%
Anheuser-Busch, 4.125%, 01/15/2015	95,000	99,448
PepsiCo, Inc., 5.50%, 01/15/2040	30,000	32,866

		132,314

Food & Staples Retailing 0.3%
Wal-Mart Stores, Inc., 4.875%, 07/08/2040	75,000	73,849
Wrigley Co., 3.70%, 06/30/2014 144A	35,000	35,401

		109,250

Food Products 0.3%
Kraft Foods, Inc.:
5.375%, 02/10/2020	45,000	48,220
6.50%, 02/09/2040	40,000	44,733

		92,953

Tobacco 0.3%
Altria Group, Inc.:
9.70%, 11/10/2018	43,000	54,454
10.20%, 02/06/2039	20,000	26,828

		81,282

ENERGY 1.3%
Oil, Gas & Consumable Fuels 1.3%
Energy Transfer Partners, LP, 9.00%, 04/15/2019	55,000	64,681
Husky Energy, Inc., 5.90%, 06/15/2014	30,000	33,394
Kinder Morgan Energy Partners LP, 6.55%, 09/15/2040	18,000	18,680
Rockies Express Pipeline:
3.90%, 04/15/2015 144A	93,000	89,881
5.625%, 04/15/2020 144A	40,000	38,045
Shell International Finance BV, 3.10%, 06/28/2015	68,000	69,052
Valero Energy Corp., 9.375%, 03/15/2019	60,000	72,677
XTO Energy, Inc., 6.75%, 08/01/2037	20,000	25,765

		412,175

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS 5.0%
Capital Markets 1.0%
Bear Stearns Cos.:
5.70%, 11/15/2014	$15,000	$16,614
6.95%, 08/10/2012	30,000	32,906
Goldman Sachs Group, Inc.:
6.00%, 06/15/2020	20,000	20,623
6.75%, 10/01/2037	24,000	23,528
Lazard Group, LLC:
6.85%, 06/15/2017	80,000	81,016
7.125%, 05/15/2015	55,000	57,926
Morgan Stanley, 5.50%, 01/26/2020	100,000	96,740

		329,353

Commercial Banks 1.1%
HSBC Bank plc, 3.50%, 06/28/2015 144A	130,000	131,251
International Bank Reconstruction & Development, 2.375%, 05/26/2015	205,000	208,430

		339,681

Consumer Finance 0.2%
American Express Co., 7.25%, 05/20/2014	45,000	51,148

Diversified Financial Services 1.9%
Bank of America Corp.:
4.50%, 04/01/2015	35,000	35,375
5.625%, 07/01/2020	120,000	120,953
6.00%, 09/01/2017	40,000	42,093
7.375%, 05/15/2014	55,000	61,642
Citigroup, Inc.:
4.75%, 05/19/2015	64,000	63,966
6.375%, 08/12/2014	37,000	39,300
8.50%, 05/22/2019	35,000	41,725
JPMorgan Chase & Co.:
3.40%, 06/24/2015	27,000	27,017
6.80%, 10/01/2037	55,000	54,361
WEA Finance, LLC:
5.40%, 10/01/2012 144A	40,000	42,397
7.125%, 04/15/2018 144A	19,000	21,438
7.50%, 06/02/2014 144A	35,000	39,664

		589,931

Insurance 0.2%
Hartford Financial Services Group, Inc., 5.50%, 03/30/2020	45,000	43,676
Liberty Mutual Group, 7.50%, 08/15/2036 144A	35,000	34,562

		78,238

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Real Estate Investment Trusts (REITs) 0.6%
HCP, Inc.:
5.65%, 12/15/2013	$55,000	$58,031
6.00%, 01/30/2017	10,000	10,097
6.30%, 09/15/2016	7,000	7,245
6.70%, 01/30/2018	20,000	21,085
Kilroy Realty LP, 6.625%, 06/01/2020 144A	30,000	30,574
Reckson Operating Partnership, LP, 7.75%, 03/16/2020 144A	26,000	25,489
Tanger Properties LP, 6.125%, 06/01/2020	30,000	31,580

		184,101

HEALTH CARE 0.7%
Biotechnology 0.1%
Amgen, Inc., 5.75%, 03/15/2040	20,000	21,878

Health Care Providers & Services 0.3%
Coventry Health Care, Inc., 5.95%, 03/15/2017	55,000	52,535
UnitedHealth Group, Inc., 6.875%, 02/15/2038	52,000	58,786

		111,321

Life Sciences Tools & Services 0.2%
Life Technologies Corp.:
4.40%, 03/01/2015	32,000	33,100
6.00%, 03/01/2020	43,000	46,565

		79,665

Pharmaceuticals 0.1%
Pfizer, Inc., 5.35%, 03/15/2015	15,000	16,995

INDUSTRIALS 0.2%
Road & Rail 0.2%
BNSF Railway Co., 5.75%, 05/01/2040	45,000	47,596

INFORMATION TECHNOLOGY 0.6%
Communications Equipment 0.4%
Cisco Systems, Inc.:
4.45%, 01/15/2020	80,000	84,450
5.50%, 01/15/2040	35,000	36,684

		121,134

Software 0.2%
Adobe Systems, Inc.:
3.25%, 02/01/2015	15,000	15,404
4.75%, 02/01/2020	45,000	46,396

		61,800

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS 0.6%
Chemicals 0.5%
Dow Chemical Co.:
4.85%, 08/15/2012	$60,000	$63,291
5.90%, 02/15/2015	35,000	38,249
8.55%, 05/15/2019	43,000	52,637

		154,177

Metals & Mining 0.1%
Southern Copper Corp., 6.75%, 04/16/2040	37,000	36,574

TELECOMMUNICATION SERVICES 0.4%
Diversified Telecommunication Services 0.4%
AT&T Corp., 8.375%, 03/15/2013	55,000	63,688
Frontier Communications Corp., 8.125%, 10/01/2018	20,000	19,875
Verizon Communications, Inc., 8.50%, 11/15/2018	35,000	45,505

		129,068

UTILITIES 1.2%
Electric Utilities 0.9%
DPL, Inc., 6.875%, 09/01/2011	70,000	74,098
Duke Energy Corp., 6.30%, 02/01/2014	50,000	56,276
Exelon Corp., 6.25%, 10/01/2039	15,000	16,023
FirstEnergy Solutions Co.:
6.05%, 08/15/2021	70,000	71,396
6.80%, 08/15/2039	15,000	14,841
Progress Energy, Inc., 6.85%, 04/15/2012	30,000	32,622

		265,256

Multi-Utilities 0.3%
Dominion Resources, Inc., 8.875%, 01/15/2019	80,000	105,668

Total Corporate Bonds (cost $3,643,201)		3,714,546

MUNICIPAL OBLIGATIONS 0.4%
AIRPORT 0.1%
Clark Cnty., NV Arpt. RB, Ser. C, 6.82%, 07/01/2045	45,000	51,233

GENERAL OBLIGATION – LOCAL 0.1%
Los Angeles, CA Sch. Dist. GO, Build America Bonds, 6.76%, 07/01/2034	40,000	45,727

GENERAL OBLIGATION – STATE 0.1%
California GO, Build America Bonds, 7.30%, 10/01/2039	20,000	21,042

TRANSPORTATION 0.1%
North Texas Toll Auth. RB, Build America Bonds, 6.72%, 01/01/2049	20,000	22,524

Total Municipal Obligations (cost $126,337)		140,526

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 29.4%
U.S. Treasury Bonds:
4.375%, 11/15/2039-05/15/2040	$471,000	$509,005
4.625%, 02/15/2040	15,000	16,861
U.S. Treasury Notes:
0.625%, 06/30/2012 ##	15,000	15,001
0.75%, 05/31/2012	779,000	781,251
1.125%, 06/15/2013	519,000	521,066
1.375%, 02/15/2013-05/15/2013 ##	2,787,000	2,821,387
1.875%, 02/28/2014-06/30/2015 ##	1,494,000	1,505,615
2.125%, 05/31/2015	414,000	421,117
2.50%, 04/30/2015	389,000	402,828
3.50%, 05/15/2020 ##	941,000	984,813
3.625%, 02/15/2020 ##	707,000	746,989
4.25%, 05/15/2039	525,000	555,106

Total U.S. Treasury Obligations (cost $9,026,298)		9,281,039

YANKEE OBLIGATIONS – CORPORATE 6.2%
CONSUMER DISCRETIONARY 0.4%
Media 0.4%
British Sky Broadcasting Group plc, 9.50%, 11/15/2018 144A	40,000	53,460
Grupo Televisa SA, 6.625%, 01/15/2040	35,000	36,467
Thomson Reuters Corp., 5.95%, 07/15/2013	30,000	33,538

		123,465

ENERGY 0.4%
Oil, Gas & Consumable Fuels 0.4%
Petro-Canada, 6.80%, 05/15/2038	15,000	17,210
Petrobras Energia SA, 6.875%, 01/20/2040	35,000	35,286
Suncor Energy, Inc., 6.50%, 06/15/2038	35,000	39,080
Total Capital SA, 4.45%, 06/24/2020	39,000	39,809

		131,385

FINANCIALS 3.4%
Commercial Banks 2.6%
Achmea Hypotheekbank NV, 3.20%, 11/03/2014 144A	135,000	139,476
Banco Nacional de Desenvolvimento Economico e Social, 5.50%, 07/12/2020	100,000	100,250
Commonwealth Bank of Australia:
5.00%, 10/15/2019 144A	50,000	51,902
5.00%, 03/19/2020 144A	45,000	46,560
KommunalBanken, 2.75%, 05/05/2015	100,000	101,792
NIBC Bank NV, 2.80%, 12/02/2014 144A	100,000	101,285
Swedish Export Credit, 3.25%, 09/16/2014	120,000	124,492
Westpac Banking Corp.:
2.25%, 11/19/2012	90,000	90,765
4.875%, 11/19/2019	40,000	41,311

		797,833

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)

	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
FINANCIALS continued
Consumer Finance 0.5%
Finance for Danish, 2.00%, 06/12/2013 144A	$120,000	$120,758
Petrobras International Finance Co., 7.875%, 03/15/2019	35,000	40,045

		160,803

Diversified Financial Services 0.3%
Credit Suisse First Boston:
5.40%, 01/14/2020	45,000	44,742
6.00%, 02/15/2018	50,000	52,173

		96,915

INDUSTRIALS 0.4%
Industrial Conglomerates 0.4%
Hutchison Whampoa, Ltd., 4.625%, 09/11/2015 144A	130,000	135,647

MATERIALS 0.5%
Metals & Mining 0.5%
Rio Tinto, Ltd.:
5.875%, 07/15/2013	50,000	54,783
9.00%, 05/01/2019	45,000	59,052
Vale Overseas, Ltd., 6.875%, 11/10/2039	40,000	41,788

		155,623

TELECOMMUNICATION SERVICES 1.1%
Diversified Telecommunication Services 0.4%
France Telecom, 7.75%, 03/01/2011	35,000	36,522
Telefonica Emisiones SA, 5.13%, 04/27/2020	85,000	85,195

		121,717

Wireless Telecommunication Services 0.7%
America Movil S.A.B. de C.V., 5.00%, 10/16/2019 144A	100,000	103,345
Rogers Communications, Inc.:
5.50%, 03/15/2014	15,000	16,563
6.375%, 03/01/2014	90,000	102,183

		222,091

Total Yankee Obligations – Corporate (cost $1,912,077)		1,945,479

YANKEE OBLIGATIONS – GOVERNMENT 0.5%
Canada:
4.10%, 06/16/2014	100,000	107,540
4.40%, 04/14/2020	40,000	42,503

Total Yankee Obligations – Government (cost $145,526)		150,043

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 2.2%
MUTUAL FUND SHARES 2.2%
Wells Fargo Advantage Money Market Trust, 0.28% q ° ## (cost $697,652)	697,652	$697,652

Total Investments (cost $37,648,373) 121.2%		38,213,714

	Principal Amount	Value

SECURITIES SOLD SHORT (9.8%)
AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES (9.8%)
FNMA 15 year:
5.50%, TBA #	$(200,000)	(213,000)
5.50%, TBA #	(200,000)	(213,219)
FNMA 30 year:
5.50%, TBA #	(1,300,000)	(1,395,469)
5.50%, TBA #	(900,000)	(950,063)
6.00%, TBA #	(100,000)	(108,453)
6.00%, TBA #	(200,000)	(216,250)

Total Securities Sold Short (proceeds $3,089,941)		(3,096,453)

Other Assets and Liabilities (11.4%)		(3,576,101)

Net Assets 100.0%		$31,541,160

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

q	Rate shown is the 7-day annualized yield at period end.
°	Investment in affiliate.

Summary of Abbreviations
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
GO	General Obligation
RB	Revenue Bond
SFHRRB	Single Family Housing Refunding Revenue Bond
TBA	To Be Announced

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)

The following table shows the percent of total bonds by credit quality based on Moody’s and Standard & Poor’s rating as of June 30, 2010:

AAA	84.2%
AA	3.3%
A	4.3%
BBB	7.9%
BB	0.3%

100.0%

The following table shows the percent of total bonds based on effective maturity as of June 30, 2010:

Less than 1 year	5.4%
1 to 3 year(s)	30.1%
3 to 5 years	37.6%
5 to 10 years	19.6%
10 to 20 years	1.2%
20 to 30 years	6.1%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $36,950,721)	$37,516,062
Investments in affiliated issuers, at value (cost $697,652)	697,652

Total investments	38,213,714
Receivable for securities sold	6,249,231
Principal paydown receivable	12,958
Interest receivable	178,141

Total assets	44,654,044

Liabilities
Payable for securities purchased	9,896,606
Payable for Fund shares redeemed	105,622
Payable for securities sold short, at value (proceeds $3,089,941)	3,096,453
Advisory fee payable	278
Distribution Plan expenses payable	217
Due to other related parties	95
Accrued expenses and other liabilities	13,613

Total liabilities	13,112,884

Net assets	$31,541,160

Net assets represented by
Paid-in capital	$37,958,076
Undistributed net investment income	423,189
Accumulated net realized losses on investments	(7,398,934)
Net unrealized gains on investments	558,829

Total net assets	$31,541,160

Shares outstanding (unlimited number of shares authorized)
Class 2	3,582,363

Net asset value per share
Class 2	$8.80

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2010 (unaudited)

Investment income
Interest (net of foreign withholding taxes of $469)	$558,542
Income from affiliated issuers	221

Total investment income	558,763

Expenses
Advisory fee	48,167
Distribution Plan expenses	37,573
Administrative services fee	15,052
Transfer agent fees	25
Trustees’ fees and expenses	1,718
Printing and postage expenses	12,472
Custodian and accounting fees	7,684
Professional fees	4,583
Interest on securities sold short	5,951
Other	1,046

Total expenses	134,271

Net investment income	424,492

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities in unaffiliated issuers	326,666
Securities sold short	(6,512)

Net realized gains on investments	320,154

Net change in unrealized gains or losses on:
Securities in unaffiliated issuers	949,666
Securities sold short	(17,010)

Net change in unrealized gains or losses on investments	932,656

Net realized and unrealized gains or losses on investments	1,252,810

Net increase in net assets resulting from operations	$1,677,302

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2010		Year Ended
	(unaudited)		December 31, 2009

Operations
Net investment income		$424,492		$1,044,419
Net realized gains or losses on investments		320,154		(5,772,786)
Net change in unrealized gains or losses on investments		932,656		6,921,289

Net increase in net assets resulting from operations		1,677,302		2,192,922

Distributions to shareholders from
Net investment income
Class 1[1]		(113)		(1,806)
Class 2		(38,645)		(547,172)

Total distributions to shareholders		(38,758)		(548,978)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class 2	377,116	3,240,231	239,418	1,959,043

Net asset value of shares issued in reinvestment of distributions
Class 2	4,541	38,645	64,678	547,172

Payment for shares redeemed
Class 1[1]	(10,383)	(88,004)	0	0
Class 2	(421,301)	(3,626,124)	(511,143)	(4,068,310)

		(3,714,128)		(4,068,310)

Net decrease in net assets resulting from capital share transactions		(435,252)		(1,562,095)

Total increase in net assets		1,203,292		81,849
Net assets
Beginning of period		30,337,868		30,256,019

End of period		$31,541,160		$30,337,868

Undistributed net investment income		$423,189		$37,455

1	On April 1, 2010, Class 1 shares were liquidated.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA Core Bond Fund (the “Fund”) is a diversified series of Evergreen Variable Annuity Trust (the “Trust”), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge. Class 2 shares pay an ongoing distribution fee.

On April 1, 2010, Class 1 shares of the Fund were liquidated.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

In January 2010, the Fund changed its pricing for all evaluated prices for taxable fixed income securities and non-listed preferred stocks from mean to bid prices. The change was the result of the investment advisor’s analysis of which price estimate (mean or bid) provided the better estimate of value. The impact to the net asset value (NAV) per share of the Fund on the day of the change was less than $0.01.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

d. Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

e. Total return swaps

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may enter into total return swap contracts for hedging or speculative purposes. Total return swaps involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty.

The value of the swap contract is marked-to-market daily based upon quotations from an independent pricing service or from brokers which use prices provided by market makers

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index. The Fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Certain total return swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

f. Short sales

The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.

The Fund records the proceeds as a liability which is marked-to-market daily based upon quotations from an independent pricing service or from brokers which use prices provided by market makers and any change in value is recorded as an unrealized gain or loss. Any interest or dividends accrued on such borrowed securities during the period of the loan are recorded as an expense on the Statement of Operations. To borrow the security, the Fund may be required to pay a premium, which would decrease the proceeds of the security sold. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the closing of a short sale if the market price at the closing is less than or greater than, respectively, the proceeds originally received. Until the short sale is closed or the borrowed security is replaced, the Fund maintains a segregated account of cash or liquid securities, the dollar value of which is at least equal to the market value of the security at the time of the short sale.

g. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

debt obligation is removed from non-accrual status. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

h. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

i. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

j. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.32% and declining to 0.28% as the aggregate average daily net assets of the Fund and its retail counterpart, Evergreen Core Bond Fund, increase. For the six months ended June 30, 2010, the advisory fee was equivalent to an annual rate of 0.32% of the Fund’s average daily net assets.

Wells Capital Management Inc. (“Wells Capital”), an indirect, wholly-owned subsidiary of Wells Fargo, is the investment advisor to the Fund and is paid by EIMC for its services to the Fund.

The Fund may have invested in money market funds which were advised by EIMC during the six months ended June 30, 2010. Income earned on these investments and investments in other affiliates is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

six months ended June 30, 2010, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLAN

Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo serves as distributor of the Fund’s shares. Prior to January 4, 2010, Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, served as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended June 30, 2010:

Cost of Purchases		Proceeds from Sales

U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government

$153,089,353	$16,765,801	$148,415,391	$18,542,449

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of June 30, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Asset-backed securities	$0	$1,895,815	$0	$1,895,815
Agency commercial mortgage-backed securities	0	997,942	0	997,942
Agency mortgage-backed collateralized mortgage obligations	0	3,548,781	0	3,548,781
Agency mortgage-backed pass through securities	0	12,563,612	0	12,563,612
Commercial mortgage-backed securities	0	3,278,279	0	3,278,279
Corporate bonds	0	3,714,546	0	3,714,546
Municipal obligations	0	140,526	0	140,526
U.S. Treasury obligations	9,281,039	0	0	9,281,039
Yankee obligations – corporate	0	1,945,479	0	1,945,479
Yankee obligations – government	0	150,043	0	150,043
Short-term investments	697,652	0	0	697,652

	$9,978,691	$28,235,023	$0	$38,213,714

Further details on the major security types listed above can be found in the Schedule of Investments.

As of June 30, 2010, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Investments in securities sold short	$0	$(3,096,453)	$0	$(3,096,453)

On June 30, 2010, the aggregate cost of securities for federal income tax purposes was $37,671,877. The gross unrealized appreciation and depreciation on securities based on tax cost was $599,981 and $58,144, respectively, with a net unrealized appreciation of $541,837.

As of December 31, 2009, the Fund had $7,417,711 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2013	2014	2015	2016	2017

$35,457	$365,353	$159,498	$2,098,257	$4,759,146

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of December 31, 2009, the Fund incurred and elected to defer post-October losses of $235,131.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2010, the Fund did not participate in the interfund lending program.

7. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

8. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. During the six months ended June 30, 2010, the Fund had no borrowings under this agreement.

9. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

In addition, the U.S. District Court for the District of Massachusetts has consolidated three purported class actions into In re Evergreen Ultra Short Opportunities Fund Securities Litigation. The plaintiffs filed a consolidated amended complaint on April 30, 2009 against various Evergreen entities, including EIMC and EIS, the Evergreen funds’ former distributor, and Evergreen Fixed Income Trust and its Trustees. The complaint generally alleges that investors in Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in Ultra Short Fund at different points in time and (iii) the failure of Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund. The complaint seeks damages in an amount to be determined at trial.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

10. SUBSEQUENT EVENT

Effective at the close of business on July 16, 2010, Well Fargo Advantage VT Total Return Fund acquired the net assets of the Fund in a tax-free exchange for shares of the Well Fargo Advantage VT Total Return Bond Fund.

ADDITIONAL INFORMATION (unaudited)

SPECIAL MEETINGS OF SHAREHOLDERS

On April 15, 2010, a Special Meeting of Shareholders for the Fund was held to consider the following proposal. The results of the proposal are indicated below.

Proposal 1 — To consider and act upon a new sub-advisory agreement with Wells Capital Management Inc.

Net assets voted “For”	$3,258,698
Net assets voted “Against”	$100,545
Net assets voted “Abstain”	$234,678

On June 8, 2010, a Special Meeting of Shareholders for the Fund was held to consider the following proposal. The results of the proposal are indicated below.

Proposal 1 — To approve the proposed reorganization of the Fund into Wells Fargo Advantage VT Total Return Bond Fund, a series of Wells Fargo Variable Trust, a Delaware statutory trust.

Net assets voted “For”	$27,455,649
Net assets voted “Against”	$1,212,255
Net assets voted “Abstain”	$1,325,535

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/2009)

Chairman, Bloc Global Services (development and construction); Former Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Consultant, Rock Hill Metals Consultants LLC (Metals Consultant to steel industry); Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Shareholder, Rogers, Townsend & Thomas, PC (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Vice President, Kellam & Pettit, P.A. (law firm); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

TRUSTEES AND OFFICERS continued

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; Chief Operating Officer, Wells Fargo Funds Management, LLC; Former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Assistant Treasurer, Wells Fargo Advantage Funds; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Managing Counsel, Wells Fargo & Company; Secretary and Senior Vice President, Alternative Strategies Brokerage Services, Inc.; Evergreen Investment Services, Inc.; Secretary and Senior Vice President, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Compliance Manager, Wells Fargo Funds Management Group; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 74 Evergreen funds as of December 31, 2009. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s representation of affiliates of Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

124249 566886 rv7 08/2010

Wells Fargo Advantage VT Core Equity Fund*

WELLS FARGO ADVANTAGE FUNDS

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Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

Semi-Annual Report

June 30, 2010

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

- *Wells Fargo Advantage VT Core Equity Fund**

* Effective at the close of business on July 16, 2010, the net assets of the Evergreen VA Fundamental Large Cap Fund and Wells Fargo Advantage VT Large Company Core Fund were acquired by Wells Fargo Advantage VT Core Equity Fund, which was created to receive the assets of the acquired funds, in an exchange for shares of the newly created Wells Fargo Advantage VT Core Equity Fund. In the reorganization, Evergreen VA Fundamental Large Cap Fund became the accounting and performance survivor. As a result, the accounting and performance history of Evergreen VA Fundamental Large Cap Fund, which is enclosed in this shareholder report, is carried forward in the financial statements of Wells Fargo Advantage VT Core Equity Fund.

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENT OF OPERATIONS
15	STATEMENTS OF CHANGES IN NET ASSETS
16	NOTES TO FINANCIAL STATEMENTS
24	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund filed its complete schedule of portfolio holdings with the SEC for the first quarter of its current fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Evergreen and Wells Fargo Advantage mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

August 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Valued Shareholder:

We are pleased to provide you with this semiannual report for Evergreen VA Fundamental Large Cap Fund for the six-month period that ended June 30, 2010 (the “period”). Signs of economic improvement moderated during the period, and the financial markets experienced their first significant correction since the powerful rally that began in March 2009.

In the United States, economic growth moderated during the period but remained solid as the economic recovery appeared to remain on track. Gross domestic product returned to positive growth in the third quarter of 2009, after having contracted for four consecutive quarters for the first time in at least 60 years. The consensus among economists was that the recession that began in December 2007 had likely ended during the summer of 2009. However, questions remained over the sustainability of the recovery, and the National Bureau of Economic Research had not declared an official end to the recession by the end of the period.

Despite extensive quantitative easing measures by the Federal Reserve Board (the “Fed”), bank lending remained constrained during the period, indicating that the trillions of dollars of government stimulus that were added to the monetary system might not have an inflationary impact in the near term. Throughout the period, the Federal Open Market Committee held the federal funds rate at the range of 0% to 0.25% that it first targeted in December 2008. The Fed did, however, begin to remove some of its unconventional stimulus measures. After having concluded its purchases of longer-term Treasuries in October 2009, it also ended its program to invest in mortgage-backed securities in March 2010.

Despite the macroeconomic concerns, strong corporate earnings provided support for the domestic equity markets through the end of the first-quarter reporting season in April 2010. Approximately three-quarters of the companies in the S&P 500 Index exceeded analysts’ estimates for the first quarter of 2010. As the earnings season ended, however, investor focus shifted from improving corporate fundamentals to macroeconomic concerns about sovereign debt, slowing economic growth in China, and fear of a potential double-dip U.S. recession. Those concerns led to a significant correction in the equity markets during May and June 2010. For the period, the S&P 500 Index and the tech-heavy NASDAQ Composite Index each fell 6.6%, while the Dow Jones Industrial Average declined 5.0%.

Overseas, concerns about a possible default in Greek sovereign debt caused weakness in the euro, dampening returns from the region in U.S. dollar. Indeed, there was no

1

LETTER TO SHAREHOLDERS continued

shortage of fears during the second half of the period, as the European sovereign debt crisis persisted, the Deepwater Horizon oil spill in the Gulf of Mexico remained uncontained, and equity markets sustained a significant correction from their late-April highs. In fact, nearly all stock markets around the globe posted sizable losses, with the exception of a handful of emerging markets countries, such as Singapore, Peru, and Indonesia.

Fixed-income markets, on the other hand, performed quite well, aided by widespread nervousness among both professional and individual investors and by large investor flows into bond mutual funds. Nominal Treasury securities were among the best-performing sectors of the bond market, as weak economic reports kept near-term inflation fears muted and expectations for the Fed to keep short-term rates near zero remained intact. While fixed-income markets posted positive total returns, upward pressure on yields began to emerge during the period. In March, several U.S. Treasury auctions experienced weaker-than-expected demand. Late in the period, yields on bonds of several corporate issuers even slipped below those of comparable Treasury securities.

During the period, the portfolio managers of Evergreen’s Variable Annuity Funds continued to maintain strategies consistent with each fund’s goal and the asset class in which the fund invests. Managers of equity-oriented portfolios tended to focus on long-term growth opportunities, while the professionals supervising fixed-income portfolios attempted to seek total return and current income.

Although the period saw renewed market volatility, we believe this trend underscores the importance of maintaining a focus on long-term investment goals so as not to miss potential periods of strong recovery. Although periods of volatility can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future.

As always, we want to thank you for choosing Evergreen Investments. We appreciate your confidence in us.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

2

LETTER TO SHAREHOLDERS continued

Notice to Shareholders:

At a Special Meeting of Shareholders held in June 2010, shareholders of each of the Wells Fargo Advantage VT Large Company Core Fund and Evergreen VA Fundamental Large Cap Fund approved the reorganization of their respective Fund with the Wells Fargo Advantage VT Core Equity Fund. Accordingly, at the close of business on July 16, 2010, the net assets of Evergreen VA Fundamental Large Cap Fund and the Wells Fargo Advantage VT Large Company Core Fund were acquired by the Wells Fargo Advantage VT Core Equity Fund, in exchange for shares of the Wells Fargo Advantage VT Core Equity Fund. Evergreen VA Fundamental Large Cap Fund was the accounting and performance survivor of the reorganization. Shareholders of Wells Fargo Advantage VT Large Company Core Fund and Evergreen VA Fundamental Large Cap Fund became shareholders of Wells Fargo Advantage VT Core Equity Fund. Further information regarding this transaction can be found in the section entitled “Additional Information” under the heading “Special Meeting of Shareholders.”

3

FUND AT A GLANCE

as of June 30, 2010

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

Walter T. McCormick, CFA; Emory Sanders, Jr., CFA

PERFORMANCE AND RETURNS

Portfolio inception date: 3/1/1996

	Class 1	Class 2
Class inception date	3/1/1996	7/31/2002

6-month return	-8.76%	-8.91%

Average annual return

1-year	12.71%	12.39%

5-year	1.58%	1.34%

10-year	1.77%	1.57%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end, please call 1.866.765.0778. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy, or separate account charges assessed by participating insurance companies.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class’ 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

This section left intentionally blank

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Small and mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, small and mid cap securities may decline significantly in market downturns and may be more volatile than those of larger companies due to the higher risk of failure.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

All data is as of June 30, 2010, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2010	Ending Account Value 6/30/2010	Expenses Paid During Period*

Actual
Class 1	$1,000.00	$ 912.38	$3.79
Class 2	$1,000.00	$ 910.90	$4.97
Hypothetical
(5% return before expenses)
Class 1	$1,000.00	$1,020.83	$4.01
Class 2	$1,000.00	$1,019.59	$5.26

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.80% for Class 1 and 1.05% for Class 2), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2010
CLASS 1	(unaudited)	2009	2008	2007	2006	2005

Net asset value, beginning of period	$17.12	$12.72	$19.33	$19.60	$17.89	$16.56

Income from investment operations
Net investment income	0.11	0.20	0.29	0.25	0.25	0.16
Net realized and unrealized gains or losses on investments	(1.61)	4.38	(6.64)	1.37	2.02	1.34

Total from investment operations	(1.50)	4.58	(6.35)	1.62	2.27	1.50

Distributions to shareholders from
Net investment income	0	(0.18)	(0.26)	(0.22)	(0.24)	(0.17)
Net realized gains	0	0	0	(1.67)	(0.32)	0

Total distributions to shareholders	0	(0.18)	(0.26)	(1.89)	(0.56)	(0.17)

Net asset value, end of period	$15.62	$17.12	$12.72	$19.33	$19.60	$17.89

Total return[1]	(8.76)%	36.06%	(32.85)%	8.29%	12.67%	9.01%

Ratios and supplemental data
Net assets, end of period (thousands)	$45,968	$54,624	$46,238	$90,276	$112,413	$127,059
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.80%[2]	0.85%	0.79%	0.75%	0.74%	0.79%
Expenses excluding waivers/reimbursements and expense reductions	0.80%[2]	0.85%	0.79%	0.75%	0.74%	0.79%
Net investment income	1.16%[2]	1.27%	1.45%	1.09%	1.19%	0.99%
Portfolio turnover rate	13%	35%	25%	21%	21%	29%

1	Total return does not reflect charges attributable to your insurance company’s separate account.
2	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2010
CLASS 2	(unaudited)	2009	2008	2007	2006	2005

Net asset value, beginning of period	$17.06	$12.68	$19.25	$19.53	$17.83	$16.51

Income from investment operations
Net investment income	0.08	0.15	0.20	0.16	0.18	0.13
Net realized and unrealized gains or losses on investments	(1.60)	4.38	(6.56)	1.40	2.03	1.32

Total from investment operations	(1.52)	4.53	(6.36)	1.56	2.21	1.45

Distributions to shareholders from
Net investment income	0	(0.15)	(0.21)	(0.17)	(0.19)	(0.13)
Net realized gains	0	0	0	(1.67)	(0.32)	0

Total distributions to shareholders	0	(0.15)	(0.21)	(1.84)	(0.51)	(0.13)

Net asset value, end of period	$15.54	$17.06	$12.68	$19.25	$19.53	$17.83

Total return[1]	(8.91)%	35.75%	(33.01)%	8.01%	12.39%	8.75%

Ratios and supplemental data
Net assets, end of period (thousands)	$66,222	$72,070	$43,393	$66,201	$65,913	$57,360
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.05%[2]	1.10%	1.05%	1.00%	0.99%	1.04%
Expenses excluding waivers/reimbursements and expense reductions	1.05%[2]	1.10%	1.05%	1.00%	0.99%	1.04%
Net investment income	0.91%[2]	0.99%	1.20%	0.83%	0.94%	0.74%
Portfolio turnover rate	13%	35%	25%	21%	21%	29%

1	Total return does not reflect charges attributable to your insurance company’s separate account.
2	Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

June 30, 2010 (unaudited)

	Shares	Value

COMMON STOCKS 98.1%
CONSUMER DISCRETIONARY 15.9%
Hotels, Restaurants & Leisure 1.8%
Burger King Holdings, Inc.	116,017	$1,953,726

Internet & Catalog Retail 3.9%
Amazon.com, Inc. *	29,323	3,203,831
Blue Nile, Inc. *	23,960	1,128,037

		4,331,868

Media 4.8%
CBS Corp., Class B	276,632	3,576,852
Omnicom Group, Inc.	53,916	1,849,319

		5,426,171

Specialty Retail 3.3%
Home Depot, Inc.	132,254	3,712,370

Textiles, Apparel & Luxury Goods 2.1%
Timberland Co., Class A *	146,908	2,372,564

CONSUMER STAPLES 9.6%
Beverages 2.4%
Diageo plc	99,034	1,551,770
PepsiCo, Inc.	18,473	1,125,930

		2,677,700

Food Products 1.0%
McCormick & Co., Inc.	29,531	1,120,997

Household Products 4.1%
Clorox Co.	27,737	1,724,132
Procter & Gamble Co.	48,829	2,928,763

		4,652,895

Tobacco 2.1%
Philip Morris International, Inc.	51,184	2,346,274

ENERGY 10.5%
Energy Equipment & Services 2.0%
Schlumberger, Ltd.	39,822	2,203,750

Oil, Gas & Consumable Fuels 8.5%
Apache Corp.	24,440	2,057,603
Chevron Corp.	23,682	1,607,060
Exxon Mobil Corp.	40,553	2,314,360
Occidental Petroleum Corp.	22,664	1,748,528
Ultra Petroleum Corp. *	41,887	1,853,500

		9,581,051

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS 18.0%
Capital Markets 4.9%
Goldman Sachs Group, Inc.	17,471	$2,293,418
State Street Corp.	58,008	1,961,831
T. Rowe Price Group, Inc.	26,545	1,178,332

		5,433,581

Commercial Banks 0.5%
Wells Fargo & Co. °	23,228	594,637

Consumer Finance 2.1%
American Express Co.	35,467	1,408,040
Visa, Inc., Class A	13,838	979,038

		2,387,078

Diversified Financial Services 9.0%
Bank of America Corp.	221,051	3,176,503
JPMorgan Chase & Co.	80,296	2,939,637
Moody’s Corp.	198,787	3,959,837

		10,075,977

Insurance 1.5%
Prudential Financial, Inc.	31,287	1,678,861

HEALTH CARE 15.1%
Biotechnology 2.0%
Amgen, Inc. *	42,638	2,242,759

Health Care Equipment & Supplies 1.4%
Medtronic, Inc.	45,154	1,637,735

Pharmaceuticals 11.7%
Johnson & Johnson	47,236	2,789,758
Merck & Co., Inc.	127,064	4,443,428
Novartis AG, ADR	69,089	3,338,381
Pfizer, Inc.	175,997	2,509,717

		13,081,284

INDUSTRIALS 7.4%
Aerospace & Defense 2.2%
Boeing Co.	21,936	1,376,484
United Technologies Corp.	16,214	1,052,451

		2,428,935

Air Freight & Logistics 2.3%
Expeditors International of Washington, Inc.	36,541	1,261,030
United Parcel Service, Inc., Class B	23,533	1,338,792

		2,599,822

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Industrial Conglomerates 2.9%
General Electric Co.	226,391	$3,264,558

INFORMATION TECHNOLOGY 20.1%
Communications Equipment 7.6%
Cisco Systems, Inc. *	187,849	4,003,062
QUALCOMM, Inc.	136,746	4,490,739

		8,493,801

Internet Software & Services 5.9%
Ancestry.com, Inc. *	153,352	2,702,062
Google, Inc., Class A *	8,740	3,888,863

		6,590,925

IT Services 0.9%
Automatic Data Processing, Inc.	25,131	1,011,774

Software 5.7%
FactSet Research Systems, Inc.	33,846	2,267,343
Nintendo Co., Ltd.	6,900	2,009,945
Oracle Corp.	99,037	2,125,334

		6,402,622

MATERIALS 1.5%
Chemicals 1.5%
Air Products & Chemicals, Inc.	26,500	1,717,465

Total Common Stocks (cost $104,492,587)		110,021,180

PRIVATE PLACEMENT 0.5%
FINANCIALS 0.5%
Diversified Financial Services 0.5%
Apollo Management, LP + (cost $1,955,076)	87,285	610,994

SHORT-TERM INVESTMENTS 2.4%
MUTUAL FUND SHARES 2.4%
Wells Fargo Advantage Money Market Trust, 0.28% q °° (cost $2,699,640)	2,699,640	2,699,640

Total Investments (cost $109,147,303) 101.0%		113,331,814
Other Assets and Liabilities (1.0%)		(1,141,753)

Net Assets 100.0%		$112,190,061

*	Non-income producing security
°

Investment in an affiliate. At June 30, 2010, the Fund invested in securities issued by Wells Fargo & Co. with a cost basis of $455,002 and earned $11,192 of income for the six months ended June 30, 2010, which is included in income from affiliated issuers.

+	Security is deemed illiquid.
q	Rate shown is the 7-day annualized yield at period end.
°°	Investment in affiliate

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)

Summary of Abbreviations
ADR	American Depository Receipt

The following table shows the percent of total long-term investments by sector as of June 30, 2010:

Information Technology	20.2%
Financials	18.8%
Consumer Discretionary	16.1%
Health Care	15.3%
Energy	10.7%
Consumer Staples	9.8%
Industrials	7.5%
Materials	1.6%

100.0%

See Notes to Financial Statements

12

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $105,992,661)	$110,037,537
Investments in affiliated issuers, at value (cost $3,154,642)	3,294,277

Total investments	113,331,814
Foreign currency, at value (cost $197,385)	189,703
Receivable for securities sold	863,903
Receivable for Fund shares sold	51,738
Dividends receivable	173,609
Receivable for securities lending income	91

Total assets	114,610,858

Liabilities
Payable for securities purchased	2,164,081
Payable for Fund shares redeemed	223,744
Advisory fee payable	1,961
Distribution Plan expenses payable	459
Due to other related parties	443
Accrued expenses and other liabilities	30,109

Total liabilities	2,420,797

Net assets	$112,190,061

Net assets represented by
Paid-in capital	$109,685,891
Undistributed net investment income	614,712
Accumulated net realized losses on investments	(2,287,371)
Net unrealized gains on investments	4,176,829

Total net assets	$112,190,061

Net assets consists of
Class 1	$45,968,416
Class 2	66,221,645

Total net assets	$112,190,061

Shares outstanding (unlimited number of shares authorized)
Class 1	2,943,452
Class 2	4,261,723

Net asset value per share
Class 1	$15.62
Class 2	$15.54

See Notes to Financial Statements

13

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2010 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $24,190)	$1,200,106
Income from affiliated issuers	11,409
Securities lending	2,221

Total investment income	1,213,736

Expenses
Advisory fee	385,713
Distribution Plan expenses	90,512
Administrative services fee	62,010
Transfer agent fees	201
Trustees’ fees and expenses	1,283
Printing and postage expenses	15,105
Custodian and accounting fees	15,088
Professional fees	15,560
Other	2,317

Total expenses	587,789
Less: Expense reductions	(15)

Net expenses	587,774

Net investment income	625,962

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities
Unaffiliated issuers	3,489,969
Affiliated issuers	(173,692)
Foreign currency related transactions	(2,039)

Net realized gains on investments	3,314,238

Net change in unrealized gains or losses on:
Securities
Unaffiliated issuers	(15,077,527)
Affiliated issuers	173,844
Foreign currency related transactions	(5,299)

Net change in unrealized gains or losses on investments	(14,908,982)

Net realized and unrealized gains or losses on investments	(11,594,744)

Net decrease in net assets resulting from operations	$(10,968,782)

See Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2010		Year Ended
	(unaudited)		December 31, 2009

Operations
Net investment income		$625,962		$1,150,133
Net realized gains on investments		3,314,238		2,552,219
Net change in unrealized gains or losses on investments		(14,908,982)		28,577,586

Net increase (decrease) in net assets resulting from operations		(10,968,782)		32,279,938

Distributions to shareholders from
Net investment income
Class 1		0		(585,714)
Class 2		0		(622,741)

Total distributions to shareholders		0		(1,208,455)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class 1	117,959	2,073,718	291,872	4,135,369
Class 2	421,476	7,331,479	1,079,151	15,738,661

		9,405,197		19,874,030

Net asset value of shares issued in reinvestment of distributions
Class 1	0	0	34,792	585,714
Class 2	0	0	37,123	622,741

		0		1,208,455

Payment for shares redeemed
Class 1	(365,094)	(6,313,470)	(772,069)	(10,700,945)
Class 2	(385,387)	(6,626,626)	(313,864)	(4,390,489)

		(12,940,096)		(15,091,434)

Net increase (decrease) in net assets resulting from capital share transactions		(3,534,899)		5,991,051

Total increase (decrease) in net assets		(14,503,681)		37,062,534
Net assets
Beginning of period		126,693,742		89,631,208

End of period		$112,190,061		$126,693,742

Undistributed (overdistributed) net investment income		$614,712		$(11,250)

See Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA Fundamental Large Cap Fund (the “Fund”) is a diversified series of Evergreen Variable Annuity Trust (the “Trust”), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge. Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Non-listed preferred securities are valued using evaluated prices determined by an independent pricing service which takes into consideration such factors as similar security prices, spreads, liquidity, benchmark quotes and market conditions. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers who use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

16

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss arryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.70% and declining to 0.50% as the aggregate average daily net assets of the Fund and its retail counterpart, Evergreen Fundamental Large Cap Fund, increase. For the six months ended June 30, 2010, the advisory fee was equivalent to an annual rate of 0.62% of the Fund’s average daily net assets.

The Fund may have invested in money market funds which were advised by EIMC during the six months ended June 30, 2010. Income earned on these investments and investments in other affiliates is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended June 30, 2010, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

Wachovia Bank NA, a subsidiary of Wells Fargo and an affiliate of EIMC, through its securities lending division, Wachovia Global Securities Lending, acts as the securities lending agent for the Fund (see Note 5).

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLAN

Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. Prior to January 4, 2010, Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, served as administrator of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $16,161,843 and $19,352,969, respectively, for the six months ended June 30, 2010.

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$108,469,410	$1,551,770	$0	$110,021,180
Other	0	610,994	0	610,994
Short-term investments	2,699,640	0	0	2,699,640

	$111,169,049	$2,162,765	$0	$113,331,814

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Further details on the major security types listed above can be found in the Schedule of Investments.

During the six months ended June 30, 2010, the Fund loaned securities to certain brokers and earned $2,221, net of $246 paid to Wachovia Global Securities Lending as the securities lending agent.

On June 30, 2010, the aggregate cost of securities for federal income tax purposes was $109,646,522. The gross unrealized appreciation and depreciation on securities based on tax cost was $14,221,933 and $10,536,641, respectively, with a net unrealized appreciation of $3,685,292.

As of December 31, 2009, the Fund had $5,096,874 in capital loss carryovers for federal income tax purposes with $919,366 expiring in 2010 and $4,177,508 expiring in 2016.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2010, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. During the six months ended June 30, 2010, the Fund had no borrowings under this agreement.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

In addition, the U.S. District Court for the District of Massachusetts has consolidated three purported class actions into In re Evergreen Ultra Short Opportunities Fund Securities Litigation. The plaintiffs filed a consolidated amended complaint on April 30, 2009 against various Evergreen entities, including EIMC and EIS, the Evergreen funds’ former distributor, and Evergreen Fixed Income Trust and its Trustees. The complaint generally alleges that investors in Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in Ultra Short Fund at different points in time and (iii) the failure of Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund. The complaint seeks damages in an amount to be determined at trial.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

11. SUBSEQUENT DISTRIBUTION

On July 14, 2010, the Fund declared distributions from net investment income to shareholders of record on July 13, 2010. The per share amounts payable on July 15, 2010 were as follows:

Net Investment Income

Class 1	$0.0990
Class 2	0.0752

These distributions are not reflected in the accompanying financial statements.

12. SUBSEQUENT EVENTS

Effective at the close of business on July 16, 2010, Wells Fargo Advantage VT Core Equity Fund (named Evergreen VA Fundamental Large Cap Fund at the time of the reorganization) acquired the net assets of Wells Fargo Advantage VT Large Company Core Fund. The purpose of the transaction was to combine 2 funds with similar investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of all of the shares of Wells Fargo Advantage VT Large Company Core Fund for 562,629 shares of Wells Fargo Advantage VT Core Equity Fund valued at $8,994,391 at an exchange ratio of 0.72 for Class 2 shares. The investment portfolio of Wells Fargo Advantage VT Large Company Core Fund with a fair value of $8,948,186, identified cost of $9,585,014 and unrealized depreciation of $636,828 at July 16, 2010 were the principal assets acquired by Wells Fargo Advantage VT Core Equity Fund. The aggregate net assets of Wells Fargo Advantage VT Large Company Core Fund and Wells Fargo Advantage VT Core Equity Fund immediately prior to the acquisition were $8,994,391 and $115,708,933, respectively. The aggregate net assets of Wells Fargo Advantage VT Core Equity Fund immediately after the acquisition were $124,703,324. For financial reporting purposes, assets received and shares issued by Wells Fargo Advantage VT Core Equity Fund were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage VT Large Company Core Fund was carried forward to align ongoing reporting of Wells Fargo Advantage VT Core Equity Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Assuming the acquisition had been completed January 1, 2010, the beginning of the annual reporting period for Wells Fargo Advantage VT Core Equity Fund, Wells Fargo Advantage VT Core Equity Fund’s pro forma results of operations for the six months ended June 30, 2010 would have been:

Net investment income	$682,371
Net realized and unrealized losses on investments	$(12,798,693)
Net decrease in net assets resulting from operations	$(12,116,322)

23

ADDITIONAL INFORMATION (unaudited)

SPECIAL MEETING OF SHAREHOLDERS

On June 8, 2010, a Special Meeting of Shareholders for the Fund was held to consider the following proposal. The results of the proposal are indicated below.

Proposal 1 — The proposed reorganization of the Fund into Wells Fargo Advantage VT Core Equity Fund, which is a new series of Wells Fargo Variable Trust, a Delaware statutory trust:

Net assets voted “For”	$103,260,125
Net assets voted “Against”	$4,864,204
Net assets voted “Abstain”	$6,062,927

24

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25

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26

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/2009)

Chairman, Bloc Global Services (development and construction); Former Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Consultant, Rock Hill Metals Consultants LLC (Metals Consultant to steel industry); Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Shareholder, Rogers, Townsend & Thomas, PC (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Vice President, Kellam & Pettit, P.A. (law firm); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

28

TRUSTEES AND OFFICERS continued

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; Chief Operating Officer, Wells Fargo Funds Management, LLC; Former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Assistant Treasurer, Wells Fargo Advantage Funds; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Managing Counsel, Wells Fargo & Company; Secretary and Senior Vice President, Alternative Strategies Brokerage Services, Inc.; Evergreen Investment Services, Inc.; Secretary and Senior Vice President, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Compliance Manager, Wells Fargo Funds Management Group; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 74 Evergreen funds as of December 31, 2009. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s representation of affiliates of Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

124250 566887 rv7 08/2010

Evergreen VA Growth Fund*

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund filed its complete schedule of portfolio holdings with the SEC for the first quarter of its current fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Evergreen and Wells Fargo Advantage mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

August 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Valued Shareholder:

We are pleased to provide you with this semiannual report for Evergreen VA Growth Fund for the six-month period that ended June 30, 2010 (the “period”). Signs of economic improvement moderated during the period, and the financial markets experienced their first significant correction since the powerful rally that began in March 2009.

In the United States, economic growth moderated during the period but remained solid as the economic recovery appeared to remain on track. Gross domestic product returned to positive growth in the third quarter of 2009, after having contracted for four consecutive quarters for the first time in at least 60 years. The consensus among economists was that the recession that began in December 2007 had likely ended during the summer of 2009. However, questions remained over the sustainability of the recovery, and the National Bureau of Economic Research had not declared an official end to the recession by the end of the period.

Despite extensive quantitative easing measures by the Federal Reserve Board (the “Fed”), bank lending remained constrained during the period, indicating that the trillions of dollars of government stimulus that were added to the monetary system might not have an inflationary impact in the near term. Throughout the period, the Federal Open Market Committee held the federal funds rate at the range of 0% to 0.25% that it first targeted in December 2008. The Fed did, however, begin to remove some of its unconventional stimulus measures. After having concluded its purchases of longer-term Treasuries in October 2009, it also ended its program to invest in mortgage-backed securities in March 2010.

Despite the macroeconomic concerns, strong corporate earnings provided support for the domestic equity markets through the end of the first-quarter reporting season in April 2010. Approximately three-quarters of the companies in the S&P 500 Index exceeded analysts’ estimates for the first quarter of 2010. As the earnings season ended, however, investor focus shifted from improving corporate fundamentals to macroeconomic concerns about sovereign debt, slowing economic growth in China, and fear of a potential double-dip U.S. recession. Those concerns led to a significant correction in the equity markets during May and June 2010. For the period, the S&P 500 Index and the tech-heavy NASDAQ Composite Index each fell 6.6%, while the Dow Jones Industrial Average declined 5.0%.

Overseas, concerns about a possible default in Greek sovereign debt caused weakness in the euro, dampening returns from the region in U.S. dollar. Indeed, there was no shortage of fears during the second half of the period, as the European sovereign debt

1

LETTER TO SHAREHOLDERS continued

crisis persisted, the Deepwater Horizon oil spill in the Gulf of Mexico remained uncontained, and equity markets sustained a significant correction from their late-April highs. In fact, nearly all stock markets around the globe posted sizable losses, with the exception of a handful of emerging markets countries, such as Singapore, Peru, and Indonesia.

Fixed-income markets, on the other hand, performed quite well, aided by widespread nervousness among both professional and individual investors and by large investor flows into bond mutual funds. Nominal Treasury securities were among the best-performing sectors of the bond market, as weak economic reports kept near-term inflation fears muted and expectations for the Fed to keep short-term rates near zero remained intact. While fixed-income markets posted positive total returns, upward pressure on yields began to emerge during the period. In March, several U.S. Treasury auctions experienced weaker-than-expected demand. Late in the period, yields on bonds of several corporate issuers even slipped below those of comparable Treasury securities.

During the period, the portfolio managers of Evergreen’s Variable Annuity Funds continued to maintain strategies consistent with each fund’s goal and the asset class in which the fund invests. Managers of equity-oriented portfolios tended to focus on long-term growth opportunities, while the professionals supervising fixed-income portfolios attempted to seek total return and current income.

Although the period saw renewed market volatility, we believe this trend underscores the importance of maintaining a focus on long-term investment goals so as not to miss potential periods of strong recovery. Although periods of volatility can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future.

As always, we want to thank you for choosing Evergreen Investments. We appreciate your confidence in us.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

2

LETTER TO SHAREHOLDERS continued

Notice to Shareholders:

At a Special Meeting of Shareholders held in June 2010, shareholders of Evergreen VA Growth Fund approved the reorganization of Evergreen VA Growth Fund with the Wells Fargo Advantage VT Small Cap Growth Fund. Accordingly, at the close of business on July 16, 2010, the net assets of Evergreen VA Growth Fund were acquired by the Wells Fargo Advantage VT Small Cap Growth Fund, in exchange for shares of the Wells Fargo Advantage VT Small Cap Growth Fund. Further information regarding this transaction can be found in the section entitled “Additional Information” under the heading “Special Meeting of Shareholders.”

3

FUND AT A GLANCE

as of June 30, 2010

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers:

Jeffrey S. Drummond, CFA; Linda Z. Freeman, CFA; Paul Carder, CFA; Jeffrey Harrison, CFA; Edward Rick, CFA

PERFORMANCE AND RETURNS

Portfolio inception date: 3/3/1998

	Class 1	Class 2
Class inception date	3/3/1998	7/31/2002

6-month return	-0.52%	-0.62%

Average annual return

1-year	18.86%	18.62%

5-year	1.56%	1.31%

10-year	0.47%	0.27%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy, or separate account charges assessed by participating insurance companies.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class’ 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

This section left intentionally blank

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Small and mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, small and mid cap securities may decline significantly in market downturns and may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of June 30, 2010, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2010	Ending Account Value 6/30/2010	Expenses Paid During Period*

Actual
Class 1	$1,000.00	$ 994.80	$4.70
Class 2	$1,000.00	$ 993.79	$5.93
Hypothetical
(5% return before expenses)
Class 1	$1,000.00	$1,020.08	$4.76
Class 2	$1,000.00	$1,018.84	$6.01

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.95% for Class 1 and 1.20% for Class 2), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2010
CLASS 1	(unaudited)	2009	2008	2007	2006	2005

Net asset value, beginning of period	$11.53	$8.25	$14.02	$15.60	$14.70	$13.80

Income from investment operations
Net investment income (loss)	(0.04)	(0.06)	0.01 [1]	(0.05)[1]	(0.08)	(0.09)[1]
Net realized and unrealized gains or losses on investments	(0.02)	3.34	(5.78)	1.63	1.70	0.99

Total from investment operations	(0.06)	3.28	(5.77)	1.58	1.62	0.90

Distributions to shareholders from
Net investment income	0	0 [2]	0 [2]	0	0	0
Net realized gains	0	0	0	(3.15)	(0.72)	0
Tax basis return of capital	0	0	0	(0.01)	0	0

Total distributions to shareholders	0	0	0	(3.16)	(0.72)	0

Net asset value, end of period	$11.47	$11.53	$8.25	$14.02	$15.60	$14.70

Total return[3]	(0.52)%	39.78%	(41.13)%	11.05%	11.04%	6.52%

Ratios and supplemental data
Net assets, end of period (thousands)	$36,158	$39,713	$26,836	$71,001	$75,079	$79,250
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.95%[4]	1.00%	0.93%	0.90%	0.88%	0.92%
Expenses excluding waivers/reimbursements and expense reductions	0.95%[4]	1.02%	0.94%	0.90%	0.88%	0.92%
Net investment income (loss)	(0.65)%[4]	(0.57)%	0.08%	(0.32)%	(0.50)%	(0.64)%
Portfolio turnover rate	53%	123%	106%	112%	101%	142%

1	Per share amount is based on average shares outstanding during the period.
2	Amount represents less than $0.005 per share.
3	Total return does not reflect charges attributable to your insurance company’s separate account.
4	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2010
CLASS 2	(unaudited)	2009	2008	2007	2006	2005

Net asset value, beginning of period	$11.28	$8.09	$13.78	$15.41	$14.58	$13.72

Income from investment operations
Net investment loss	(0.08)	(0.10)	(0.02)[1]	(0.09)[1]	(0.12)	(0.12)[1]
Net realized and unrealized gains or losses on investments	0.01 [2]	3.29	(5.67)	1.62	1.67	0.98

Total from investment operations	(0.07)	3.19	(5.69)	1.53	1.55	0.86

Distributions to shareholders from
Net investment income	0	0 [3]	0	0	0	0
Net realized gains	0	0	0	(3.15)	(0.72)	0
Tax basis return of capital	0	0	0	(0.01)	0	0

Total distributions to shareholders	0	0	0	(3.16)	(0.72)	0

Net asset value, end of period	$11.21	$11.28	$8.09	$13.78	$15.41	$14.58

Total return[4]	(0.62)%	39.45%	(41.29)%	10.84%	10.63%	6.27%

Ratios and supplemental data
Net assets, end of period (thousands)	$7,859	$9,072	$7,732	$14,352	$14,636	$13,181
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.20%[5]	1.24%	1.18%	1.15%	1.13%	1.17%
Expenses excluding waivers/reimbursements and expense reductions	1.20%[5]	1.26%	1.19%	1.15%	1.13%	1.17%
Net investment loss	(0.90)%[5]	(0.80)%	(0.17)%	(0.57)%	(0.75)%	(0.90)%
Portfolio turnover rate	53%	123%	106%	112%	101%	142%

1	Per share amount is based on average shares outstanding during the period.
2

The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

3	Amount represents less than $0.005 per share.
4	Total return does not reflect charges attributable to your insurance company’s separate account.
5	Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

June 30, 2010 (unaudited)

	Shares	Value

COMMON STOCKS 96.6%
CONSUMER DISCRETIONARY 16.5%
Auto Components 0.5%
Wonder Auto Technology, Inc.	27,400	$200,568

Diversified Consumer Services 1.3%
Capella Education Co. *	6,900	561,315

Hotels, Restaurants & Leisure 3.4%
California Pizza Kitchen, Inc. *	25,200	381,780
P.F. Chang’s China Bistro, Inc.	8,300	329,095
Shuffle Master, Inc. *	49,800	398,898
Texas Roadhouse, Inc., Class A *	30,100	379,862

		1,489,635

Internet & Catalog Retail 1.3%
Blue Nile, Inc. *	12,546	590,666

Media 1.3%
National CineMedia, Inc.	34,957	582,383

Specialty Retail 5.8%
Children’s Place Retail Stores, Inc. *	8,100	356,562
DSW, Inc., Class A *	22,000	494,120
Genesco, Inc. *	16,400	431,484
Hibbett Sports, Inc.	24,700	591,812
Lumber Liquidators Holdings, Inc. *	17,100	398,943
Stein Mart, Inc. *	46,300	288,449

		2,561,370

Textiles, Apparel & Luxury Goods 2.9%
Iconix Brand Group, Inc. *	32,200	462,714
The Warnaco Group, Inc. *	13,000	469,820
True Religion Apparel, Inc. *	15,400	339,878

		1,272,412

CONSUMER STAPLES 2.1%
Food Products 1.1%
Diamond Foods, Inc.	11,900	489,090

Personal Products 1.0%
Elizabeth Arden, Inc. *	29,100	422,532

ENERGY 5.3%
Energy Equipment & Services 1.7%
Core Laboratories NV	1,393	205,621
Matrix Service Co. *	30,928	287,940
Willbros Group, Inc. *	34,100	252,340

		745,901

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil, Gas & Consumable Fuels 3.6%
Goodrich Petroleum Corp. *	34,000	$408,000
Newfield Exploration Co. *	7,200	351,792
Petrohawk Energy Corp. *	25,000	424,250
World Fuel Services Corp.	16,410	425,675

		1,609,717

FINANCIALS 6.6%
Capital Markets 1.1%
Stifel Financial Corp. *	11,504	499,159

Commercial Banks 1.8%
IBERIABANK Corp.	7,800	401,544
MB Financial, Inc.	2,226	40,936
Sterling Bancshares, Inc.	72,400	341,004

		783,484

Consumer Finance 1.3%
Dollar Financial Corp. *	28,900	571,931

Diversified Financial Services 2.4%
Encore Capital Group, Inc. *	18,400	379,224
Portfolio Recovery Associates, Inc. *	10,400	694,512

		1,073,736

HEALTH CARE 18.9%
Biotechnology 2.6%
Alexion Pharmaceuticals, Inc. *	9,300	476,067
Incyte Corp. *	36,600	405,162
Regeneron Pharmaceuticals, Inc. *	11,800	263,376

		1,144,605

Health Care Equipment & Supplies 6.7%
American Medical Systems Holdings, Inc. *	19,000	420,280
DexCom, Inc. *	38,400	443,904
Natus Medical, Inc. *	28,281	460,697
NuVasive, Inc. *	13,000	460,980
RTI Biologics, Inc. *	87,400	256,082
Sirona Dental Systems, Inc. *	13,300	463,372
Zoll Medical Corp. *	16,800	455,280

		2,960,595

Health Care Providers & Services 5.1%
Amedisys, Inc. *	10,000	439,700
Emergency Medical Services Corp., Class A *	9,400	460,882
HMS Holdings Corp. *	9,600	520,512

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Providers & Services continued
IPC The Hospitalist Co., Inc. *	20,500	$514,550
PSS World Medical, Inc. *	13,500	285,525

		2,221,169

Health Care Technology 3.0%
Allscripts-Misys Heathcare Solutions, Inc. *	16,800	270,480
MedAssets, Inc. *	24,500	565,460
SXC Health Solutions Corp. *	6,500	476,125

		1,312,065

Life Sciences Tools & Services 0.9%
Icon plc, ADR *	14,138	408,447

Pharmaceuticals 0.6%
Inspire Phamaceuticals, Inc. *	19,300	96,307
Nektar Therapeutics *	14,729	180,061

		276,368

INDUSTRIALS 15.6%
Aerospace & Defense 1.9%
ARGON ST, Inc. *	9,979	342,180
Hexcel Corp. *	30,994	480,717

		822,897

Air Freight & Logistics 1.8%
Atlas Air Worldwide Holdings *	10,600	503,500
Forward Air Corp	10,806	294,464

		797,964

Commercial Services & Supplies 4.5%
EnerNOC, Inc.	12,415	390,328
InnerWorkings, Inc. *	72,282	493,686
Steiner Leisure, Ltd. *	13,700	526,628
Waste Connections, Inc. *	16,900	589,641

		2,000,283

Construction & Engineering 1.2%
Quanta Services, Inc. *	25,400	524,510

Electrical Equipment 1.6%
EnerSys, Inc. *	21,500	459,455
Polypore International, Inc. *	10,307	234,381

		693,836

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery 2.3%
RBC Bearings, Inc. *	19,500	$565,305
Titan International, Inc.	44,800	446,656

		1,011,961

Trading Companies & Distributors 2.3%
Interline Brands, Inc. *	26,722	462,023
MSC Industrial Direct Co., Class A	11,000	557,260

		1,019,283

INFORMATION TECHNOLOGY 26.3%
Communications Equipment 2.6%
Adtran, Inc.	20,700	564,489
Blue Coat Systems, Inc. *	21,200	433,116
DG FastChannel, Inc. *	4,206	137,031

		1,134,636

Electronic Equipment, Instruments & Components 1.8%
Benchmark Electronics, Inc. *	30,722	486,944
DTS, Inc. *	9,400	308,978

		795,922

Internet Software & Services 8.4%
ComScore, Inc. *	32,223	530,713
Constant Contact, Inc. *	14,700	313,551
Equinix, Inc. *	5,278	428,679
GSI Commerce, Inc. *	11,500	331,200
LivePerson, Inc. *	44,524	305,435
NIC, Inc.	52,360	335,628
Rackspace Hosting, Inc. *	26,700	489,678
Support.com, Inc. *	125,700	522,912
Vocus, Inc. *	28,851	440,843

		3,698,639

IT Services 1.3%
Alliance Data Systems Corp. *	6,100	363,072
Lionbridge Technologies, Inc. *	45,900	209,763

		572,835

Semiconductors & Semiconductor Equipment 5.9%
Advanced Energy Industries, Inc. *	34,492	423,907
ATMI, Inc. *	22,874	334,875
Cavium Networks, Inc. *	21,200	555,228
Mellanox Technologies, Ltd. *	25,400	556,260

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment continued
NetLogic Microsystems, Inc. *	10,600	$288,320
Rubicon Technology, Inc. *	14,960	445,658

		2,604,248

Software 6.3%
Concur Technologies, Inc. *	16,964	724,023
Radiant Systems, Inc. *	32,400	468,504
Smith Micro Software, Inc. *	38,600	367,086
Sourcefire, Inc. *	9,700	184,300
Taleo Corp., Class A *	22,200	539,238
Ultimate Software Group, Inc. *	14,751	484,718

		2,767,869

MATERIALS 2.9%
Chemicals 2.2%
Cytec Industries, Inc.	10,000	399,900
Intrepid Potash, Inc.	10,895	213,215
Rockwood Holdings, Inc. *	15,656	355,235

		968,350

Metals & Mining 0.7%
Brush Engineered Materials, Inc. *	14,797	295,644

TELECOMMUNICATION SERVICES 2.4%
Diversified Telecommunication Services 1.0%
Cbeyond, Inc	33,446	418,075

Wireless Telecommunication Services 1.4%
SBA Communications Corp., Class A *	18,300	622,383

Total Common Stocks (cost $36,409,070)		42,526,483

SHORT-TERM INVESTMENTS 2.9%
MUTUAL FUND SHARES 2.9%
Wells Fargo Advantage Money Market Trust, 0.28% q ° (cost $1,275,531)	1,275,531	1,275,531

Total Investments (cost $37,684,601) 99.5%		43,802,014
Other Assets and Liabilities 0.5%		214,462

Net Assets 100.0%		$44,016,476

*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
°	Investment in affiliate.

Summary of Abbreviations
ADR	American Depository Receipt

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)

The following table shows the percent of total long-term investments by sector as of June 30, 2010:

Information Technology	27.2%
Consumer Discretionary	19.6%
Health Care	17.1%
Industrials	16.2%
Financials	6.9%
Energy	5.5%
Materials	3.0%
Telecommunication Services	2.4%
Consumer Staples	2.1%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $36,409,070)	$42,526,483
Investments in affiliated issuers, at value (cost $1,275,531)	1,275,531

Total investments	43,802,014
Receivable for securities sold	1,097,809
Receivable for Fund shares sold	1,967
Dividends receivable	3,586
Receivable for securities lending income	3,175

Total assets	44,908,551

Liabilities
Payable for securities purchased	768,101
Payable for Fund shares redeemed	103,678
Advisory fee payable	851
Distribution Plan expenses payable	54
Due to other related parties	263
Accrued expenses and other liabilities	19,128

Total liabilities	892,075

Net assets	$44,016,476

Net assets represented by
Paid-in capital	$47,751,821
Undistributed net investment loss	(169,699)
Accumulated net realized losses on investments	(9,683,059)
Net unrealized gains on investments	6,117,413

Total net assets	$44,016,476

Net assets consists of
Class 1	$36,157,646
Class 2	7,858,830

Total net assets	$44,016,476

Shares outstanding (unlimited number of shares authorized)
Class 1	3,151,927
Class 2	701,134

Net asset value per share
Class 1	$11.47
Class 2	$11.21

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2010 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $63)	$51,354
Securities lending	21,954
Income from affiliated issuers	295

Total investment income	73,603

Expenses
Advisory fee	169,208
Distribution Plan expenses	10,903
Administrative services fee	24,173
Transfer agent fees	199
Trustees’ fees and expenses	1,228
Printing and postage expenses	18,002
Custodian and accounting fees	12,384
Professional fees	4,604
Other	922

Total expenses	241,623

Net investment loss	(168,020)

Net realized and unrealized gains or losses on investments
Net realized gains on securities in unaffiliated issuers	3,785,022
Net change in unrealized gains or losses on securities in unaffiliated issuers	(3,872,416)

Net realized and unrealized gains or losses on investments	(87,394)

Net decrease in net assets resulting from operations	$(255,414)

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (unaudited)		Year Ended December 31, 2009

Operations
Net investment loss		$(168,020)		$(248,201)
Net realized gains or losses on investments		3,785,022		(787,285)
Net change in unrealized gains or losses on investments		(3,872,416)		14,328,048

Net increase (decrease) in net assets resulting from operations		(255,414)		13,292,562

Distributions to shareholders from
Net investment income
Class 1		0		(3,055)
Class 2		0		(915)

Total distributions to shareholders		0		(3,970)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class 1	503,549	6,116,370	1,183,278	11,661,981
Class 2	11,032	131,914	22,705	223,776

		6,248,284		11,885,757

Net asset value of shares issued in reinvestment of distributions
Class 1	0	0	410	3,055
Class 2	0	0	125	915

		0		3,970

Payment for shares redeemed
Class 1	(797,225)	(9,392,517)	(990,917)	(9,400,860)
Class 2	(114,514)	(1,369,420)	(173,854)	(1,559,857)

		(10,761,937)		(10,960,717)

Net increase (decrease) in net assets resulting from capital share transactions		(4,513,653)		929,010

Total increase (decrease) in net assets		(4,769,067)		14,217,602
Net assets
Beginning of period		48,785,543		34,567,941

End of period		$44,016,476		$48,785,543

Undistributed (overdistributed) net investment loss		$(169,699)		$(1,679)

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA Growth Fund (the “Fund”) is a diversified series of Evergreen Variable Annuity Trust (the “Trust”), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge. Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.70% and declining to 0.65% as the aggregate average daily net assets of the Fund and its retail counterpart, Evergreen Growth Fund, increase. For the six months ended June 30, 2010, the advisory fee was equivalent to an annual rate of 0.70% of the Fund’s average daily net assets.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended June 30, 2010, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The Fund may have invested in money market funds which were advised by EIMC during the six months ended June 30, 2010. Income earned on these investments and investments in other affiliates is included in income from affiliated issuers on the Statement of Operations.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

Wachovia Bank NA, a subsidiary of Wells Fargo and an affiliate of EIMC, through its securities lending division, Wachovia Global Securities Lending, acts as the securities lending agent for the Fund (see Note 5).

4. DISTRIBUTION PLAN

Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo serves as distributor of the Fund’s shares. Prior to January 4, 2010, Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, served as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $24,920,934 and $29,239,501, respectively, for the six months ended June 30, 2010.

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of June 30, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$42,526,483	$0	$0	$42,526,483
Short-term investments	1,275,531	0	0	1,275,531

	$43,802,014	$0	$0	$43,802,014

Further details on the major security types listed above can be found in the Schedule of Investments.

During the six months ended June 30, 2010, the Fund loaned securities to certain brokers and earned $21,954, net of $2,388 paid to Wachovia Global Securities Lending as the securities lending agent.

On June 30, 2010, the aggregate cost of securities for federal income tax purposes was $38,979,238. The gross unrealized appreciation and depreciation on securities based on tax cost was $6,816,791 and $1,994,015, respectively, with a net unrealized appreciation of $4,822,776.

As of December 31, 2009, the Fund had $12,057,551 in capital loss carryovers for federal income tax purposes with $9,292,377 expiring in 2016 and $2,765,174 expiring in 2017.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2010, the Fund did not participate in the interfund lending program.

7. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. During the six months ended June 30, 2010, the Fund had no borrowings under this agreement.

9. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

In addition, the U.S. District Court for the District of Massachusetts has consolidated three purported class actions into In re Evergreen Ultra Short Opportunities Fund Securities Litigation. The plaintiffs filed a consolidated amended complaint on April 30, 2009 against various Evergreen entities, including EIMC and EIS, the Evergreen funds’ former distributor, and Evergreen Fixed Income Trust and its Trustees. The complaint generally alleges that investors in Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in Ultra Short Fund at different points in time and (iii) the

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

failure of Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund. The complaint seeks damages in an amount to be determined at trial.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

10. SUBSEQUENT EVENT

Effective at the close of business on July 16, 2010, Wells Fargo Advantage VT Small Cap Growth Fund acquired the net assets of the Fund in a tax-free exchange for shares of the Wells Fargo Advantage VT Small Cap Growth Fund.

23

ADDITIONAL INFORMATION (unaudited)

SPECIAL MEETING OF SHAREHOLDERS

On June 8, 2010, a Special Meeting of Shareholders for the Fund was held to consider the following proposal. The results of the proposal are indicated below.

Proposal 1 — The proposed reorganization of the Fund into Wells Fargo Advantage VT Small Cap Growth Fund, a series of Wells Fargo Variable Trust, a Delaware statutory trust:

Net assets voted “For”	$35,947,587
Net assets voted “Against”	$1,522,748
Net assets voted “Abstain”	$2,519,955

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/2009)

Chairman, Bloc Global Services (development and construction); Former Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Consultant, Rock Hill Metals Consultants LLC (Metals Consultant to steel industry); Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Shareholder, Rogers, Townsend & Thomas, PC (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Vice President, Kellam & Pettit, P.A. (law firm); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

28

TRUSTEES AND OFFICERS continued

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; Chief Operating Officer, Wells Fargo Funds Management, LLC; Former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Assistant Treasurer, Wells Fargo Advantage Funds; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Managing Counsel, Wells Fargo & Company; Secretary and Senior Vice President, Alternative Strategies Brokerage Services, Inc.; Evergreen Investment Services, Inc.; Secretary and Senior Vice President, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Compliance Manager, Wells Fargo Funds Management Group; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 74 Evergreen funds as of December 31, 2009. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s representation of affiliates of Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

124251 566900 rv7 08/2010

Evergreen VA High Income Fund

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund filed its complete schedule of portfolio holdings with the SEC for the first quarter of its current fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Evergreen and Wells Fargo Advantage mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

2	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
7	ABOUT YOUR FUND’S EXPENSES
8	FINANCIAL HIGHLIGHTS
9	STATEMENT OF ASSETS AND LIABILITIES
10	STATEMENT OF OPERATIONS
11	STATEMENTS OF CHANGES IN NET ASSETS
12	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

1

LETTER TO SHAREHOLDERS

August 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Valued Shareholder:

We are pleased to provide you with this semiannual report for Evergreen VA High Income Fund for the six-month period that ended June 30, 2010 (the “period”). Signs of economic improvement moderated during the period, and the financial markets experienced their first significant correction since the powerful rally that began in March 2009.

In the United States, economic growth moderated during the period but remained solid as the economic recovery appeared to remain on track. Gross domestic product returned to positive growth in the third quarter of 2009, after having contracted for four consecutive quarters for the first time in at least 60 years. The consensus among economists was that the recession that began in December 2007 had likely ended during the summer of 2009. However, questions remained over the sustainability of the recovery, and the National Bureau of Economic Research had not declared an official end to the recession by the end of the period.

Despite extensive quantitative easing measures by the Federal Reserve Board (the “Fed”), bank lending remained constrained during the period, indicating that the trillions of dollars of government stimulus that were added to the monetary system might not have an inflationary impact in the near term. Throughout the period, the Federal Open Market Committee held the federal funds rate at the range of 0% to 0.25% that it first targeted in December 2008. The Fed did, however, begin to remove some of its unconventional stimulus measures. After having concluded its purchases of longer-term Treasuries in October 2009, it also ended its program to invest in mortgage-backed securities in March 2010.

Despite the macroeconomic concerns, strong corporate earnings provided support for the domestic equity markets through the end of the first-quarter reporting season in April 2010. Approximately three-quarters of the companies in the S&P 500 Index exceeded analysts’ estimates for the first quarter of 2010. As the earnings season ended, however, investor focus shifted from improving corporate fundamentals to macroeconomic concerns about sovereign debt, slowing economic growth in China, and fear of a potential double-dip U.S. recession. Those concerns led to a significant correction in the equity markets during May and June 2010. For the period, the S&P 500 Index and the tech-heavy NASDAQ Composite Index each fell 6.6%, while the Dow Jones Industrial Average declined 5.0%.

Overseas, concerns about a possible default in Greek sovereign debt caused weakness in the euro, dampening returns from the region in U.S. dollar. Indeed, there was no

2

LETTER TO SHAREHOLDERS continued

shortage of fears during the second half of the period, as the European sovereign debt crisis persisted, the Deepwater Horizon oil spill in the Gulf of Mexico remained uncontained, and equity markets sustained a significant correction from their late-April highs. In fact, nearly all stock markets around the globe posted sizable losses, with the exception of a handful of emerging markets countries, such as Singapore, Peru, and Indonesia.

Fixed-income markets, on the other hand, performed quite well, aided by widespread nervousness among both professional and individual investors and by large investor flows into bond mutual funds. Nominal Treasury securities were among the best-performing sectors of the bond market, as weak economic reports kept near-term inflation fears muted and expectations for the Fed to keep short-term rates near zero remained intact. While fixed-income markets posted positive total returns, upward pressure on yields began to emerge during the period. In March, several U.S. Treasury auctions experienced weaker-than-expected demand. Late in the period, yields on bonds of several corporate issuers even slipped below those of comparable Treasury securities.

During the period, the portfolio managers of Evergreen’s Variable Annuity Funds continued to maintain strategies consistent with each fund’s goal and the asset class in which the fund invests. Managers of equity-oriented portfolios tended to focus on long-term growth opportunities, while the professionals supervising fixed-income portfolios attempted to seek total return and current income.

Although the period saw renewed market volatility, we believe this trend underscores the importance of maintaining a focus on long-term investment goals so as not to miss potential periods of strong recovery. Although periods of volatility can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future.

As always, we want to thank you for choosing Evergreen Investments. We appreciate your confidence in us.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer
Evergreen Funds

3

FUND AT A GLANCE

as of June 30, 2010

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Sub-Advisor:

Tattersall Advisory Group, Inc.

Portfolio Manager:

Andrew Cestone

PERFORMANCE AND RETURNS

Portfolio inception date: 6/30/1999

Class 1
Class inception date	6/30/1999

6-month return	-16.61%

Average annual return

1-year	0.19%

5-year	1.33%

10-year	5.05%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy, or separate account charges assessed by participating insurance companies.

Class 1 does not pay a 12b-1 fee.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

4

FUND AT A GLANCE continued

This section left intentionally blank

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

A high rate of defaults on the mortgages held by a mortgage pool may limit the pool’s ability to make payments to the fund if the fund holds securities that are subordinate to other interest in the same mortgage pool; the risk of such defaults is generally higher in mortgage pools that include subprime mortgages.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.

Loans are subject to risks similar to those associated with other below investment grade bond investments, such as credit risk (e.g. risk of issuer default), below investment grade bond risk (e.g. risk of greater volatility in value) and risk that the loan may become illiquid or difficult to price.

5

FUND AT A GLANCE continued

This section left intentionally blank

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

All data is as of June 30, 2010, and subject to change.

6

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2010	Ending Account Value 6/30/2010	Expenses Paid During Period*

Actual
Class 1	$1,000.00	$ 833.90	$5.05
Hypothetical
(5% return before expenses)
Class 1	$1,000.00	$1,019.29	$5.56

*	Expenses are equal to the annualized expense ratio of 1.11%, multiplied by the average account value over the period, multiplied by 181 / 365 days.

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2010
CLASS 1	(unaudited)	2009	2008	2007	2006	2005

Net asset value, beginning of period	$8.68	$6.25	$9.88	$10.41	$10.27	$10.76

Income from investment operations
Net investment income	0.16 [1]	0.79 [1]	0.95	0.87	0.76 [1]	0.80
Net realized and unrealized gains or losses on investments	(1.59)[2]	2.49	(3.61)	(0.58)	0.15	(0.64)

Total from investment operations	(1.43)	3.28	(2.66)	0.29	0.91	0.16

Distributions to shareholders from
Net investment income	(0.12)	(0.85)	(0.97)	(0.79)	(0.77)	(0.65)
Tax basis return of capital	0	0	0	(0.03)	0	0

Total distributions to shareholders	(0.12)	(0.85)	(0.97)	(0.82)	(0.77)	(0.65)

Net asset value, end of period	$7.13	$8.68	$6.25	$9.88	$10.41	$10.27

Total return[3]	(16.61)%	51.80%	(25.68)%	2.82%	8.95%	1.48%

Ratios and supplemental data
Net assets, end of period (thousands)	$41	$8,466	$5,768	$9,169	$10,083	$10,598
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.11%[4]	1.00%	0.92%	0.80%	0.75%	0.78%
Expenses excluding waivers/reimbursements and expense reductions	1.15%[4]	1.13%	1.03%	0.80%	0.75%	0.78%
Net investment income	3.62%[4]	10.08%	9.70%	7.52%	7.20%	6.79%
Portfolio turnover rate	27%	121%	99%	86%	58%	67%

1	Per share amount is based on average shares outstanding during the period.
2

The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.

3	Total return does not reflect charges attributable to your insurance company’s separate account.
4	Annualized

See Notes to Financial Statements

8

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (unaudited)

Assets
Receivable for securities sold	$85,570
Interest receivable	1,428

Total assets	86,998

Liabilities
Payable for securities purchased	18,799
Due to custodian bank	13,637
Due to related parties	201
Custodian and accounting fees payable	11,074
Accrued expenses and other liabilities	1,979

Total liabilities	45,690

Net assets	$41,308

Net assets represented by
Paid-in capital	$6,212,816
Overdistributed net investment income	(60,705)
Accumulated net realized losses on investments	(6,110,803)

Total net assets	$41,308

Shares outstanding (unlimited number of shares authorized)
Class 1	5,790

Net asset value per share
Class 1	$7.13

See Notes to Financial Statements

9

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2010 (unaudited)

Investment income
Interest	$355,544
Dividends	5,691
Income from affiliated issuers	534

Total investment income	361,769

Expenses
Advisory fee	43,867
Distribution Plan expenses	16,399
Administrative services fee	8,773
Transfer agent fees	73
Trustees’ fees and expenses	226
Printing and postage expenses	2,235
Custodian and accounting fees	11,861
Professional fees	783
Other	13,008

Total expenses	97,225
Less: Fee waivers	(3,839)

Net expenses	93,386

Net investment income	268,383

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities in unaffiliated issuers	2,197,708
Foreign currency related transactions	14,604
Credit default swap transactions	(1,606)

Net realized gains on investments	2,210,706

Net change in unrealized gains or losses on:
Securities in unaffiliated issuers	(1,846,944)
Foreign currency related transactions	(9,914)
Credit default swap transactions	(6,851)

Net change in unrealized gains or losses on investments	(1,863,709)

Net realized and unrealized gains or losses on investments	346,997

Net increase in net assets resulting from operations	$615,380

See Notes to Financial Statements

10

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (unaudited)		Year Ended December 31, 2009

Operations
Net investment income		$268,383		$2,595,623
Net realized gains or losses on investments		2,210,706		(1,788,753)
Net change in unrealized gains or losses on investments		(1,863,709)		9,994,826

Net increase in net assets resulting from operations		615,380		10,801,696

Distributions to shareholders from
Net investment income
Class 1		(71,317)		(757,630)
Class 2 •		(234,749)		(1,855,871)

Total distributions to shareholders		(306,066)		(2,613,501)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class 1	81,874	731,186	10,008	77,332
Class 2 •	428	3,755	74,669	581,494

		734,941		658,826

Net asset value of shares issued in reinvestment of distributions
Class 1	8,141	71,317	89,955	757,630
Class 2 •	26,829	234,749	220,621	1,855,871

		306,066		2,613,501

Payment for shares redeemed
Class 1	(1,060,148)	(9,302,375)	(47,029)	(371,568)
Class 2 •	(2,443,676)	(21,421,392)	(567,301)	(4,232,159)

		(30,723,767)		(4,603,727)

Net decrease in net assets resulting from capital share transactions		(29,682,760)		(1,331,400)

Total increase (decrease) in net assets		(29,373,446)		6,856,795
Net assets
Beginning of period		29,414,754		22,557,959

End of period		$41,308		$29,414,754

Overdistributed net investment income		$(60,705)		$(23,022)

•          On April 30, 2010, Class 2 shares were liquidated.

See Notes to Financial Statements

11

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA High Income Fund (the “Fund”) is a diversified series of Evergreen Variable Annuity Trust (the “Trust”), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 shares at net asset value without a front-end sales charge or contingent deferred sales charge. On April 30, 2010, Class 2 shares of the Fund were redeemed and liquidated.

Effective after the close of business on January 29, 2010, shares of the Fund were no longer available for purchase by new shareholders due to the pending liquidation of the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Due to the pending liquidation of the Fund, there were no investments of securities as of June 30, 2010.

Portfolio debt securities acquired with more than 60 days to maturity had been fair valued using matrix pricing methods determined by an independent pricing service which took into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations were not readily available from an independent pricing service were valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities were usually valued at the last sales price or official closing price on the national securities exchange where the securities were principally traded. If there has been no sale, the securities were valued at the mean between bid and asked prices.

In January 2010, the Fund changed its pricing for all evaluated prices for taxable fixed income securities and non-listed preferred stocks from mean to bid prices. The change was

12

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

the result of the investment advisor’s analysis of which price estimate (mean or bid) provided the better estimate of value. The estimated impact on the Fund’s net asset value (NAV) per share on the day of the change was a decrease of $0.03.

Short-term securities of sufficient credit quality with remaining maturities of 60 days or less at the time of purchase were valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations were not readily available or not reflective of current fair value were valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value were consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

13

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

d. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

e. Loans

The Fund may purchase loans through an agent, by assignment from another holder of the loan or as a participation interest in another holder’s portion of the loan. Loans are purchased on a when-issued or delayed delivery basis. Interest income is accrued based on the terms of the securities. Fees earned on loan purchasing activities are recorded as income when earned. Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

f. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

g. Credit default swaps

The Fund is subject to credit risk in the normal course of pursuing its investment objectives. The Fund may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Fund is subject to investment

14

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates. The maximum potential amount of future payments (undiscounted) that the Fund as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

If the Fund is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Fund is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

h. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectibility of interest is reasonably assured, the debt obligation is removed from non-accrual status. Dividend income is recorded on the

15

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend.

i. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

j. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

k. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.50% and declining to 0.45% as average daily net assets increase. For the six months ended June 30, 2010, the advisory fee was equivalent to an annual rate of 0.50% of the Fund’s average daily net assets.

Tattersall Advisory Group, Inc., an affiliate of EIMC and an indirect, wholly-owned subsidiary of Wells Fargo, is an investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended June 30, 2010, EIMC voluntarily waived its advisory fee in the amount of $3,839.

The Fund may have invested in money market funds which were advised by EIMC during the six months ended June 30, 2010. Income earned on these investments and investments in other affiliates is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding

16

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended June 30, 2010, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLAN

Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo serves as distributor of the Fund’s shares. Prior to January 4, 2010, Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, served as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees were paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended June 30, 2010:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$28,727	$2,302,758	$28,514	$31,412,059

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of June 30, 2010, the Fund did not hold any securities.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common stocks	Loans	Total

Balance as of December 31, 2009	$212,400	$798,578	$1,010,978
Realized gains or losses	(37,995)	(4,266)	(42,261)
Change in unrealized gains or losses	0	0	0
Net purchases (sales)	(174,405)	(794,312)	(968,717)
Transfers in and/or out of Level 3	0	0	0

Balance as of June 30, 2010	$0	$0	$0

Change in unrealized gains or losses included in earnings relating to securities still held at June 30, 2010	$0	$0	$0

As of December 31, 2009, the Fund had $8,065,846 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2010	2011	2013	2014	2015	2016	2017

$11,033	$972,780	$37,216	$641,232	$284,682	$2,522,975	$3,595,928

These losses are subject to certain limitations prescribed by the Internal Revenue Code.

6. DERIVATIVE TRANSACTIONS

During the six months ended June 30, 2010, the Fund entered into forward foreign currency exchange contracts for hedging purposes.

As of June 30, 2010, the Fund did not have any open forward foreign currency exchange contracts but had average contract amounts of $155,221 in forward foreign currency exchange contracts to sell during the six months ended June 30, 2010.

During the six months ended June 30, 2010, the Fund entered into credit default swap contracts for hedging and speculative purposes.

As of June 30, 2010, the Fund did not have any open credit default swaps but had an average notional balance of $101,535 during the six months ended June 30, 2010.

A summary of derivative instruments by primary risk exposure is outlined in the following tables, unless the only primary risk exposure category is already reflected in the appropriate financial statements.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 was as follows:

	Amount of Realized Gains or Losses on Derivatives

	Forward Currency Contracts	Credit Default Swaps	Total

Forward foreign currency contracts	$(2,552)	$0	$(2,552)
Credit contracts		(1,606)	(1,606)

	$(2,552)	$(1,606)	$(4,158)

	Change in Unrealized Gains or Losses on Derivatives

	Forward Currency Contracts	Credit Default Swaps	Total

Forward foreign currency contracts	$(10,015)	$0	$(10,015)
Credit contracts	0	(6,851)	(6,851)

	$(10,015)	$(6,851)	$(16,866)

7 . INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2010, the Fund did not participate in the interfund lending program.

8 . DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9 . FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. During the six months ended June 30, 2010, the Fund had no borrowings under this agreement.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10 . REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

In addition, the U.S. District Court for the District of Massachusetts has consolidated three purported class actions into In re Evergreen Ultra Short Opportunities Fund Securities Litigation. The plaintiffs filed a consolidated amended complaint on April 30, 2009 against various Evergreen entities, including EIMC and EIS, the Evergreen funds’ former distributor, and Evergreen Fixed Income Trust and its Trustees. The complaint generally alleges that investors in Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in Ultra Short Fund at different points in time and (iii) the failure of Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund. The complaint seeks damages in an amount to be determined at trial.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

21

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/2009)

Chairman, Bloc Global Services (development and construction); Former Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Consultant, Rock Hill Metals Consultants LLC (Metals Consultant to steel industry); Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Shareholder, Rogers, Townsend & Thomas, PC (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Vice President, Kellam & Pettit, P.A. (law firm); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

24

TRUSTEES AND OFFICERS continued

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; Chief Operating Officer, Wells Fargo Funds Management, LLC; Former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Assistant Treasurer, Wells Fargo Advantage Funds; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Managing Counsel, Wells Fargo & Company; Secretary and Senior Vice President, Alternative Strategies Brokerage Services, Inc.; Evergreen Investment Services, Inc.; Secretary and Senior Vice President, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Compliance Manager, Wells Fargo Funds Management Group; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 74 Evergreen funds as of December 31, 2009. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s representation of affiliates of Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

124999 566893 rv7 08/2010

Wells Fargo Advantage VT International Equity Fund*

WELLS FARGO ADVANTAGE FUNDS

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

Semi-Annual Report

June 30, 2010

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

- *Wells Fargo Advantage VT International Equity Fund**

* Effective at the close of business on July 16, 2010, the net assets of Evergreen VA International Equity Fund were acquired by Wells Fargo Advantage VT International Core Fund in an exchange for shares of Wells Fargo Advantage VT International Core Fund. Wells Fargo Advantage VT International Core Fund was renamed Wells Fargo Advantage VT International Equity Fund following the reorganization. In the reorganization, Evergreen VA International Equity Fund became the accounting and performance survivor. As a result, the accounting and performance history of Evergreen VA International Equity Fund, which is enclosed in this shareholder report, is carried forward in the financial statements of Wells Fargo Advantage VT International Equity Fund.

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
29	ADDITIONAL INFORMATION
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund filed complete schedule of portfolio holdings with the SEC for the first quarter of its current fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Evergreen and Wells Fargo Advantage mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

August 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Valued Shareholder:

We are pleased to provide you with this semiannual report for Evergreen VA International Equity Fund for the six-month period that ended June 30, 2010 (the “period”). Signs of economic improvement moderated during the period, and the financial markets experienced their first significant correction since the powerful rally that began in March 2009.

In the United States, economic growth moderated during the period but remained solid as the economic recovery appeared to remain on track. Gross domestic product returned to positive growth in the third quarter of 2009, after having contracted for four consecutive quarters for the first time in at least 60 years. The consensus among economists was that the recession that began in December 2007 had likely ended during the summer of 2009. However, questions remained over the sustainability of the recovery, and the National Bureau of Economic Research had not declared an official end to the recession by the end of the period.

Despite extensive quantitative easing measures by the Federal Reserve Board (the “Fed”), bank lending remained constrained during the period, indicating that the trillions of dollars of government stimulus that were added to the monetary system might not have an inflationary impact in the near term. Throughout the period, the Federal Open Market Committee held the federal funds rate at the range of 0% to 0.25% that it first targeted in December 2008. The Fed did, however, begin to remove some of its unconventional stimulus measures. After having concluded its purchases of longer-term Treasuries in October 2009, it also ended its program to invest in mortgage-backed securities in March 2010.

Despite the macroeconomic concerns, strong corporate earnings provided support for the domestic equity markets through the end of the first-quarter reporting season in April 2010. Approximately three-quarters of the companies in the S&P 500 Index exceeded analysts’ estimates for the first quarter of 2010. As the earnings season ended, however, investor focus shifted from improving corporate fundamentals to macroeconomic concerns about sovereign debt, slowing economic growth in China, and fear of a potential double-dip U.S. recession. Those concerns led to a significant correction in the equity markets during May and June 2010. For the period, the S&P 500 Index and the tech-heavy NASDAQ Composite Index each fell 6.6%, while the Dow Jones Industrial Average declined 5.0%.

Overseas, concerns about a possible default in Greek sovereign debt caused weakness in the euro, dampening returns from the region in U.S. dollar. Indeed, there was no

1

LETTER TO SHAREHOLDERS continued

shortage of fears during the second half of the period, as the European sovereign debt crisis persisted, the Deepwater Horizon oil spill in the Gulf of Mexico remained uncontained, and equity markets sustained a significant correction from their late-April highs. In fact, nearly all stock markets around the globe posted sizable losses, with the exception of a handful of emerging markets countries, such as Singapore, Peru, and Indonesia.

Fixed-income markets, on the other hand, performed quite well, aided by widespread nervousness among both professional and individual investors and by large investor flows into bond mutual funds. Nominal Treasury securities were among the best-performing sectors of the bond market, as weak economic reports kept near-term inflation fears muted and expectations for the Fed to keep short-term rates near zero remained intact. While fixed-income markets posted positive total returns, upward pressure on yields began to emerge during the period. In March, several U.S. Treasury auctions experienced weaker-than-expected demand. Late in the period, yields on bonds of several corporate issuers even slipped below those of comparable Treasury securities.

During the period, the portfolio managers of Evergreen’s Variable Annuity Funds continued to maintain strategies consistent with each fund’s goal and the asset class in which the fund invests. Managers of equity-oriented portfolios tended to focus on long-term growth opportunities, while the professionals supervising fixed-income portfolios attempted to seek total return and current income.

Although the period saw renewed market volatility, we believe this trend underscores the importance of maintaining a focus on long-term investment goals so as not to miss potential periods of strong recovery. Although periods of volatility can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future.

As always, we want to thank you for choosing Evergreen Investments. We appreciate your confidence in us.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

2

LETTER TO SHAREHOLDERS continued

Notice to Shareholders:

At a Special Meeting of Shareholders held in June 2010, shareholders of Evergreen VA International Equity Fund approved the reorganization of Evergreen VA International Equity Fund with the Wells Fargo Advantage VT International Core Fund. Accordingly, at the close of business on July 16, 2010, the net assets of Evergreen VA International Equity Fund were acquired by the Wells Fargo Advantage VT International Core Fund, in exchange for shares of the Wells Fargo Advantage VT International Core Fund. At the same time, the Wells Fargo Advantage VT International Core Fund changed its name to the Wells Fargo Advantage VT International Equity Fund. Evergreen VA International Equity Fund was the accounting and performance survivor of the reorganization. As a result, the accounting and performance history of Evergreen VA International Equity Fund is carried forward in the financial statements of the Wells Fargo Advantage VT International Equity Fund. Further information regarding this transaction can be found in the section entitled “Additional Information” under the heading “Special Meeting of Shareholders.”

3

FUND AT A GLANCE

as of June 30, 2010

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

Francis X. Claró, CFA

PERFORMANCE AND RETURNS

Portfolio inception date: 8/17/1998

	Class 1	Class 2
Class inception date	8/17/1998	7/31/2002

6-month return	-9.37%	-9.36%

Average annual return

1-year	9.27%	8.96%

5-year	0.29%	0.04%

10-year	1.20%	1.00%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end, please call 1.800.321.9332. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy, or separate account charges assessed by participating insurance companies.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class’ 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

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The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Funds that concentrate their investments in a limited number of countries may face increased risk of price fluctuation over more diversified funds due to adverse developments within those countries.

Small and mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, small and mid cap securities may decline significantly in market downturns and may be more volatile than those of larger companies due to the higher risk of failure.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

All data is as of June 30, 2010, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/2010	Ending Account Value 6/30/2010	Expenses Paid During Period*

Actual
Class 1	$1,000.00	$ 906.29	$2.98
Class 2	$1,000.00	$ 906.43	$4.16
Hypothetical
(5% return before expenses)
Class 1	$1,000.00	$1,021.67	$3.16
Class 2	$1,000.00	$1,020.43	$4.41

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.63% for Class 1 and 0.88% for Class 2), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2010
CLASS 1	(unaudited)	2009	2008	2007	2006	2005

Net asset value, beginning of period	$10.67	$9.61	$16.84	$16.18	$14.31	$12.62

Income from investment operations
Net investment income	0.08 [1]	0.22 [1]	0.41 [1]	0.34	0.37	0.19
Net realized and unrealized gains or losses on investments	(1.06)	1.16	(7.26)	2.09	2.90	1.82

Total from investment operations	(0.98)	1.38	(6.85)	2.43	3.27	2.01

Distributions to shareholders from
Net investment income	(0.10)	(0.32)	0	(0.41)	(0.58)	(0.32)
Net realized gains	(0.12)	0	(0.38)	(1.36)	(0.82)	0

Total distributions to shareholders	(0.22)	(0.32)	(0.38)	(1.77)	(1.40)	(0.32)

Net asset value, end of period	$9.47	$10.67	$9.61	$16.84	$16.18	$14.31

Total return[2]	(9.37)%	15.95%	(41.49)%	15.00%	23.16%	16.00%

Ratios and supplemental data
Net assets, end of period (thousands)	$57,397	$69,407	$71,286	$190,766	$175,518	$140,564
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.63%[3]	0.68%	0.67%	0.63%	0.68%	0.77%
Expenses excluding waivers/reimbursements and expense reductions	0.63%[3]	0.68%	0.67%	0.63%	0.68%	0.77%
Net investment income	1.47%[3]	2.31%	3.02%	2.01%	2.53%	1.64%
Portfolio turnover rate	32%	205%	127%	58%	74%	61%

1	Per share amount is based on average shares outstanding during the period.
2	Total return does not reflect charges attributable to your insurance company’s separate account.
3	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended December 31,
	June 30, 2010
CLASS 2	(unaudited)	2009	2008	2007	2006	2005

Net asset value, beginning of period	$10.59	$9.55	$16.77	$16.12	$14.26	$12.59

Income from investment operations
Net investment income	0.07 [1]	0.07 [1]	0.37 [1]	0.29	0.34	0.14
Net realized and unrealized gains or losses on investments	(1.05)	1.27	(7.21)	2.09	2.88	1.83

Total from investment operations	(0.98)	1.34	(6.84)	2.38	3.22	1.97

Distributions to shareholders from
Net investment income	(0.08)	(0.30)	0	(0.37)	(0.54)	(0.30)
Net realized gains	(0.12)	0	(0.38)	(1.36)	(0.82)	0

Total distributions to shareholders	(0.20)	(0.30)	(0.38)	(1.73)	(1.36)	(0.30)

Net asset value, end of period	$9.41	$10.59	$9.55	$16.77	$16.12	$14.26

Total return[2]	(9.36)%	15.47%	(41.60)%	14.73%	22.89%	15.67%

Ratios and supplemental data
Net assets, end of period (thousands)	$155,701	$891,137	$56,692	$118,843	$109,836	$71,849
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.88%[3]	0.89%	0.92%	0.88%	0.93%	1.01%
Expenses excluding waivers/reimbursements and expense reductions	0.88%[3]	0.89%	0.92%	0.88%	0.93%	1.01%
Net investment income	1.45%[3]	0.70%	2.74%	1.75%	2.28%	1.22%
Portfolio turnover rate	32%	205%	127%	58%	74%	61%

1	Per share amount is based on average shares outstanding during the period.
2	Total return does not reflect charges attributable to your insurance company’s separate account.
3	Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

June 30, 2010 (unaudited)

	Country	Shares	Value

COMMON STOCKS 90.2%
CONSUMER DISCRETIONARY 15.4%
Automobiles 4.9%
Daimler AG *	Germany	86,526	$4,381,433
Isuzu Motors, Ltd. *	Japan	1,555,000	4,643,209
Toyota Motor Corp.	Japan	43,400	1,492,498

			10,517,140

Distributors 0.3%
Kloeckner & Co., SE *	Germany	33,639	588,421

Hotels, Restaurants & Leisure 0.6%
InterContinental Hotels Group plc	United Kingdom	78,039	1,215,470

Household Durables 0.7%
Makita Corp.	Japan	57,200	1,525,901

Media 1.0%
Publicis Groupe SA	France	25,654	1,019,787
WPP plc	United Kingdom	130,860	1,230,579

			2,250,366

Multiline Retail 1.0%
NEXT plc	United Kingdom	19,901	588,914
PPR SA	France	12,794	1,578,830

			2,167,744

Specialty Retail 1.7%
GAME Group plc	United Kingdom	686,351	653,269
Hennes & Mauritz AB, Class B	Sweden	40,249	1,106,749
Inditex SA	Spain	21,468	1,217,564
Kingfisher plc	United Kingdom	196,111	608,605

			3,586,187

Textiles, Apparel & Luxury Goods 5.2%
adidas AG	Germany	57,872	2,793,364
Burberry Group plc	United Kingdom	129,957	1,465,449
Compagnie Financiere Richemont SA	Switzerland	48,996	1,704,600
LVMH Moet Hennessy Louis Vuitton	France	19,965	2,174,740
Swatch Group AG	Switzerland	10,313	2,886,223

			11,024,376

CONSUMER STAPLES 8.5%
Beverages 1.7%
Anheuser-Busch InBev NV	Belgium	25,396	1,219,871
Carlsberg AS, Class B	Denmark	11,256	855,764
Pernod Ricard SA	France	10,187	788,034
SABMiller plc	United Kingdom	23,439	650,781

			3,514,450

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food & Staples Retailing 1.2%
Carrefour SA	France	20,969	$827,932
Koninklijke Ahold NV	Netherlands	60,077	744,009
Metro AG	Germany	19,885	1,010,946

			2,582,887

Food Products 4.1%
Danone SA	France	20,764	1,108,838
Lotte Confectionery Co., Ltd. *	South Korea	788	821,348
Nestle SA	Switzerland	89,331	4,310,218
Unilever NV	Netherlands	91,802	2,503,009

			8,743,413

Household Products 1.5%
Reckitt Benckiser Group plc	United Kingdom	19,587	906,028
Uni-Charm Corp.	Japan	20,300	2,286,056

			3,192,084

ENERGY 6.7%
Oil, Gas & Consumable Fuels 6.7%
BG Group plc	United Kingdom	51,656	764,669
BP plc	United Kingdom	257,825	1,238,262
Canadian Natural Resources, Ltd.	Canada	112,518	3,712,607
EnCana Corp.	Canada	56,662	1,714,300
Gazprom OAO, ADR *	Russia	28,705	539,941
OAO LUKOIL, ADR	Russia	12,542	645,913
Pacific Rubiales Energy Corp. *	Canada	63,976	1,429,056
Royal Dutch Shell plc, Class A	United Kingdom	97,357	2,458,602
Suncor Energy, Inc.	Canada	33,115	960,535
Total SA	France	16,655	741,222

			14,205,107

FINANCIALS 17.8%
Capital Markets 2.7%
Credit Suisse Group AG	Switzerland	56,241	2,113,748
Deutsche Bank AG	Germany	12,325	696,833
Macquarie Group, Ltd.	Australia	21,647	666,164
Nomura Holdings, Inc.	Japan	225,100	1,232,295
UBS AG *	Switzerland	81,833	1,084,742

			5,793,782

Commercial Banks 7.2%
Banco Bradesco SA, ADR	Brazil	46,910	743,993
Banco Santander SA	Spain	74,157	779,240
Barclays plc *	United Kingdom	532,577	2,111,414
BNP Paribas SA	France	25,554	1,364,441

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks continued
Commonwealth Bank of Australia	Australia	30,514	$1,236,749
DBS Group Holdings, Ltd.	Singapore	88,000	853,266
HSBC Holdings plc – London Exchange	United Kingdom	399,555	3,645,154
Lloyds Banking Group plc *	United Kingdom	1,170,839	928,974
Royal Bank of Scotland Group plc	United Kingdom	1,027,830	619,045
Standard Chartered plc	United Kingdom	34,313	832,980
Swedbank AB	Sweden	59,077	543,934
Unicredito Italiano SpA	Italy	235,247	522,178
Westpac Banking Corp.	Australia	59,688	1,054,049

			15,235,417

Consumer Finance 0.3%
Orix Corp.	Japan	7,790	565,809

Diversified Financial Services 1.9%
ASX, Ltd.	Australia	41,389	1,009,835
Criteria Caixa Corp. SA	Spain	110,869	453,777
Deutsche Boerse AG	Germany	18,939	1,150,673
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	46,154	718,969
ING Groep NV *	Netherlands	86,917	645,313

			3,978,567

Insurance 3.9%
Allianz SE	Germany	11,948	1,186,394
AMP, Ltd.	Australia	277,460	1,206,448
AXA SA	France	71,753	1,088,198
Muenchener Rueckversicherungs-Gesellschaft AG	Germany	9,887	1,237,776
NKSJ Holdings, Inc. *	Japan	135,000	800,551
Sampo Oyj, Class A	Finland	25,522	534,000
Zurich Financial Services AG	Switzerland	10,703	2,349,426

			8,402,793

Real Estate Management & Development 1.8%
Brookfield Asset Management, Inc., Class A	Canada	92,784	2,098,774
IRSA Inversiones y Representaciones SA, GDR * +	Argentina	173,388	1,810,171

			3,908,945

HEALTH CARE 5.5%
Health Care Technology 0.4%
Agfa-Gevaert NV *	Belgium	146,163	835,447

Pharmaceuticals 5.1%
AstraZeneca plc	United Kingdom	20,146	946,604
Bayer AG	Germany	23,438	1,307,725
GlaxoSmithKline plc	United Kingdom	134,790	2,284,310

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals continued
Novartis AG	Switzerland	19,578	$949,855
Roche Holding AG	Switzerland	20,323	2,790,828
Sanofi-Aventis SA	France	25,421	1,532,959
Teva Pharmaceutical Industries, Ltd., ADR	Israel	21,422	1,113,730

			10,926,011

INDUSTRIALS 14.6%
Airlines 0.3%
British Airways plc *	United Kingdom	255,609	741,789

Building Products 0.4%
Compagnie de Saint-Gobain SA	France	20,125	743,075

Commercial Services & Supplies 0.6%
Brunel International NV	Netherlands	25,120	711,963
Savills plc	United Kingdom	152,808	625,628

			1,337,591

Construction & Engineering 0.6%
Hochtief AG	Germany	9,987	593,489
Skanska AB, B Shares	Sweden	50,146	723,873

			1,317,362

Electrical Equipment 0.6%
ABB, Ltd.	Switzerland	58,919	1,023,838
Alstom SA	France	6,158	277,692

			1,301,530

Industrial Conglomerates 1.3%
Cookson Group plc *	United Kingdom	137,364	787,053
Koninklijke Philips Electronics NV	Netherlands	21,987	655,374
Siemens AG	Germany	15,814	1,415,146

			2,857,573

Machinery 3.9%
Invensys plc	United Kingdom	150,201	536,510
Komatsu, Ltd.	Japan	84,800	1,532,342
Lonking Holdings, Ltd.	Cayman Islands	972,000	645,668
Sumitomo Heavy Industries, Ltd.	Japan	707,000	4,163,995
Toshiba Machine Co., Ltd.	Japan	336,000	1,357,824

			8,236,339

Marine 2.1%
A.P. Moller-Maersk AS	Denmark	90	705,663
Mitsui O.S.K. Lines, Ltd.	Japan	213,000	1,405,672
Nippon Yusen K. K.	Japan	664,000	2,411,318

			4,522,653

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Professional Services 4.0%
Experian plc	United Kingdom	130,782	$1,132,365
Hays plc	United Kingdom	1,211,171	1,643,273
Intertek Group plc	United Kingdom	32,496	695,009
Randstad Holding NV *	Netherlands	69,383	2,730,991
USG People NV *	Netherlands	158,967	2,230,751

			8,432,389

Trading Companies & Distributors 0.8%
Ashtead Group plc	United Kingdom	772,475	1,017,206
Travis Perkins plc *	United Kingdom	57,769	628,481

			1,645,687

INFORMATION TECHNOLOGY 11.4%
Communications Equipment 0.8%
Nokia Corp.	Finland	94,373	770,582
Research In Motion, Ltd. *	Canada	21,208	1,044,706

			1,815,288

Computers & Peripherals 0.6%
Toshiba Corp. *	Japan	258,000	1,281,800

Electronic Equipment, Instruments & Components 0.6%
TDK Corp.	Japan	23,700	1,300,024

Internet Software & Services 4.8%
Monster Worldwide, Inc.	United States	225,675	2,629,114
Netease.com, Inc., ADR *	Cayman Islands	34,720	1,100,971
SINA Corp. *	Cayman Islands	109,332	3,855,046
Tencent Holdings, Ltd.	Cayman Islands	33,500	550,674
Yahoo Japan Corp.	Japan	5,395	2,144,164

			10,279,969

Office Electronics 0.3%
Canon, Inc.	Japan	19,900	741,933

Semiconductors & Semiconductor Equipment 2.5%
ASML Holding NV	Netherlands	72,288	1,985,133
MediaTek, Inc.	Taiwan	64,718	902,623
Samsung Electronics Co., Ltd.	South Korea	1,711	1,074,316
Tokyo Electron, Ltd.	Japan	23,900	1,290,686

			5,252,758

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 1.8%
Nintendo Co., Ltd.	Japan	1,800	$524,333
SAP AG	Germany	13,712	609,057
Vanceinfo Technologies, Inc., ADR *	Cayman Islands	111,880	2,604,567

			3,737,957

MATERIALS 8.0%
Chemicals 1.1%
BASF SE	Germany	18,818	1,026,645
Givaudan SA	Switzerland	696	588,290
Lanxess AG	Germany	18,489	779,214

			2,394,149

Metals & Mining 6.9%
Agnico-Eagle Mines, Ltd.	Canada	30,375	1,846,192
Anglo American plc *	United Kingdom	40,588	1,410,987
Antofagasta plc	United Kingdom	123,531	1,433,904
ArcelorMittal SA	Luxembourg	14,972	398,196
BHP Billiton plc	United Kingdom	66,550	1,722,105
Goldcorp, Inc., Class A	Canada	30,091	1,245,568
New World Resources NV, Class A *	Netherlands	88,297	891,969
Newcrest Mining, Ltd.	Australia	74,353	2,186,765
Rio Tinto plc	United Kingdom	34,493	1,509,408
Teck Cominco, Ltd.	Canada	14,851	443,388
Xstrata plc *	United Kingdom	119,296	1,562,939

			14,651,421

TELECOMMUNICATION SERVICES 2.3%
Diversified Telecommunication Services 1.1%
France Telecom	France	36,669	632,756
Telefonica SA	Spain	50,085	924,894
Telenor ASA *	Norway	73,639	924,799

			2,482,449

Wireless Telecommunication Services 1.2%
China Mobile, Ltd., ADR	Hong Kong	17,567	867,986
Vodafone Group plc	United Kingdom	797,620	1,652,844

			2,520,830

Total Common Stocks (cost $174,666,562)			192,354,883

PREFERRED STOCKS 1.9%
HEALTH CARE 1.9%
Health Care Equipment & Supplies 1.9%
Fresenius AG, Var. Rate Pfd. (cost $3,070,626)	Germany	60,157	3,977,781

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)

	Country	Shares	Value

SHORT-TERM INVESTMENTS 3.7%
MUTUAL FUND SHARES 3.7%
Wells Fargo Advantage Money Market Trust, 0.28% q ° (cost $7,841,914)	United States	7,841,914	$7,841,914

Total Investments (cost $185,579,102) 95.8%			204,174,578
Other Assets and Liabilities 4.2%			8,922,719

Net Assets 100.0%			$213,097,297

*	Non-income producing security
+	Security is deemed illiquid.
q	Rate shown is the 7-day annualized yield at period end.
°	Investment in affiliate.

Summary of Abbreviations
ADR	American Depository Receipt
GDR	Global Depository Receipt

The following table shows the percent of total long-term investments by geographic location as of June 30, 2010:

United Kingdom	20.5%
Japan	15.6%
Germany	11.6%
Switzerland	10.1%
Canada	7.4%
France	7.1%
Netherlands	6.7%
Cayman Islands	4.4%
Australia	3.7%
Spain	1.7%
United States	1.3%
Sweden	1.2%
Belgium	1.0%
South Korea	1.0%
Argentina	0.9%
Hong Kong	0.8%
Denmark	0.8%
Finland	0.7%
Russia	0.6%
Israel	0.6%
Norway	0.5%
Taiwan	0.5%
Singapore	0.4%
Brazil	0.4%
Italy	0.3%
Luxembourg	0.2%

100.0%

The following table shows the percent of total long-term investments by sector as of June 30, 2010:

Financials	19.3%
Consumer Discretionary	16.7%
Industrials	15.9%
Information Technology	12.4%
Consumer Staples	9.2%
Materials	8.7%
Health Care	8.0%
Energy	7.2%
Telecommunication Services	2.6%

100.0%

See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $177,737,188)	$196,332,664
Investments in affiliated issuers, at value (cost $7,841,914)	7,841,914

Total investments	204,174,578
Foreign currency, at value (cost $6,056,045)	5,964,200
Receivable for securities sold	3,426,409
Receivable for Fund shares sold	32,373
Dividends receivable	1,242,376
Receivable for securities lending income	9,870
Unrealized gains on forward foreign currency exchange contracts	6,202,889

Total assets	221,052,695

Liabilities
Payable for securities purchased	384,988
Payable for Fund shares redeemed	241,864
Unrealized losses on forward foreign currency exchange contracts	7,251,626
Advisory fee payable	2,968
Distribution Plan expenses payable	1,075
Due to other related parties	573
Accrued expenses and other liabilities	72,304

Total liabilities	7,955,398

Net assets	$213,097,297

Net assets represented by
Paid-in capital	$191,812,788
Undistributed net investment income	231,729
Accumulated net realized gains on investments	3,598,180
Net unrealized gains on investments	17,454,600

Total net assets	$213,097,297

Net assets consists of
Class 1	$57,396,775
Class 2	155,700,522

Total net assets	$213,097,297

Shares outstanding (unlimited number of shares authorized)
Class 1	6,062,025
Class 2	16,544,290

Net asset value per share
Class 1	$9.47
Class 2	$9.41

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2010 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $1,061,192)	$8,947,685
Securities lending	415,571
Income from affiliated issuers	3,271

Total investment income	9,366,527

Expenses
Advisory fee	1,737,761
Distribution Plan expenses	932,667
Administrative services fee	405,432
Transfer agent fees	7
Trustees’ fees and expenses	18,922
Printing and postage expenses	31,150
Custodian and accounting fees	283,780
Professional fees	46,834
Other	15,275

Total expenses	3,471,828
Less: Expense reductions	(103)

Net expenses	3,471,725

Net investment income	5,894,802

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities in unaffiliated issuers	55,408,872
Futures contracts	(15,352,361)
Foreign currency related transactions	(120,785)

Net realized gains on investments	39,935,726

Net change in unrealized gains or losses on:
Securities in unaffiliated issuers	(119,624,606)
Foreign currency related transactions	(880,721)

Net change in unrealized gains or losses on investments	(120,505,327)

Net realized and unrealized gains or losses on investments	(80,569,601)

Net decrease in net assets resulting from operations	$(74,674,799)

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (unaudited)		Year Ended December 31, 2009

Operations
Net investment income		$5,894,802		$4,719,978
Net realized gains on investments		39,935,726		20,158,691
Net change in unrealized gains or losses on investments		(120,505,327)		142,572,202

Net increase (decrease) in net assets resulting from operations		(74,674,799)		167,450,871

Distributions to shareholders from
Net investment income
Class 1		(634,631)		(2,183,758)
Class 2		(6,829,348)		(3,545,799)
Net realized gains
Class 1		(737,791)		0
Class 2		(10,416,059)		0

Total distributions to shareholders		(18,617,829)		(5,729,557)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class 1	413,510	4,479,120	954,664	8,954,470
Class 2	4,681,056	49,439,875	83,166,142	730,867,045

		53,918,995		739,821,515

Net asset value of shares issued in reinvestment of distributions
Class 1	131,447	1,372,422	297,921	2,183,758
Class 2	1,665,308	17,245,407	485,726	3,545,799

		18,617,829		5,729,557

Payment for shares redeemed
Class 1	(990,849)	(10,193,033)	(2,159,169)	(19,266,378)
Class 2	(73,935,726)	(716,498,681)	(5,456,291)	(55,438,906)

		(726,691,714)		(74,705,284)

Net increase (decrease) in net assets resulting from capital share transactions		(654,154,890)		670,845,788

Total increase (decrease) in net assets		(747,447,518)		832,567,102
Net assets
Beginning of period		960,544,815		127,977,713

End of period		$213,097,297		$960,544,815

Undistributed net investment income		$231,729		$1,800,906

See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA International Equity Fund (the “Fund”) is a diversified series of Evergreen Variable Annuity Trust (the “Trust”), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge. Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Non-listed preferred securities are valued using evaluated prices determined by an independent pricing service which takes into consideration such factors as similar security prices, spreads, liquidity, benchmark quotes and market conditions. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers who use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

c. Futures contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

d. Forward foreign currency contracts

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

e. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

f. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

g. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

h. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

i. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.66% and declining to 0.36% as the aggregate average daily net assets of the Fund and its retail counterpart, Evergreen International Equity Fund, increase. For the six months ended June 30, 2010, the advisory fee was equivalent to an annual rate of 0.43% of the Fund’s average daily net assets.

The Fund may have invested in money market funds which were advised by EIMC during the six months ended June 30, 2010. Income earned on these investments and investments in other affiliates is included in income from affiliated issuers on the Statement of Operations.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended June 30, 2010, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLAN

Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo serves as distributor of the Fund’s shares. Prior to January 4, 2010, Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, served as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $225,216,552 and $911,039,838, respectively, for the six months ended June 30, 2010.

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$33,437,859	$158,917,024	$0	$192,354,883
Preferred stocks	0	3,977,781	0	3,977,781
Short-term investments	7,841,914	0	0	7,841,914

	$41,279,773	$162,894,805	$0	$204,174,578

Further details on the major security types listed above can be found in the Schedule of Investments.

As of June 30, 2010, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Forward foreign currency contracts	$0	$(1,048,737)	$0	$(1,048,737)

On June 30, 2010, the aggregate cost of securities for federal income tax purposes was $187,979,768. The gross unrealized appreciation and depreciation on securities based on tax cost was $24,274,590 and $8,079,780, respectively, with a net unrealized appreciation of $16,194,810.

As of December 31, 2009, the Fund had $17,172,070 in capital loss carryovers for federal income tax purposes expiring in 2016.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of December 31, 2009, the Fund incurred and elected to defer post-October losses of $150,951.

6. DERIVATIVE TRANSACTIONS

During the six months ended June 30, 2010, the Fund entered into futures contracts for speculative purposes.

As of June 30, 2010, the Fund did not have any open futures contracts but had an average contract amount of $27,865,306 in futures contracts during the six months ended June 30, 2010.

During the six months ended June 30, 2010, the Fund entered into forward foreign currency exchange contracts for hedging purposes.

At June 30, 2010, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive		U.S. Value at June 30, 2010	In Exchange for U.S. $	Unrealized Gain (Loss)

07/07/2010	20,979,200	EUR	$25,655,017	$28,613,531	$(2,958,514)
07/07/2010	13,066,000	GBP	19,521,833	20,151,038	(629,205)
07/29/2010	2,949,400	EUR	3,607,135	3,760,160	(153,025)
07/29/2010	13,260,725	EUR	16,217,952	17,151,952	(934,000)
07/29/2010	13,260,725	EUR	16,217,952	17,174,628	(956,676)
07/29/2010	4,551,000	GBP	6,800,240	6,829,298	(29,058)
07/29/2010	1,116,700	GBP	1,668,423	1,655,284	13,139
07/29/2010	9,694,300	GBP	14,483,921	14,576,931	(93,010)
07/30/2010	1,240,000,000	JPY	14,030,919	13,721,125	309,794
07/30/2010	87,500,000	JPY	990,085	968,758	21,327
07/30/2010	348,739,000	JPY	3,946,071	3,832,254	113,817
07/30/2010	178,280,000	JPY	2,017,284	1,948,245	69,039
07/30/2010	223,303,000	JPY	2,526,731	2,438,285	88,446
07/30/2010	311,535,000	JPY	3,525,099	3,408,666	116,433
08/18/2010	1,343,000	EUR	1,642,674	1,666,625	(23,951)
08/18/2010	3,939,000	EUR	4,817,941	4,819,603	(1,662)
08/18/2010	5,644,000	EUR	6,903,391	7,021,982	(118,591)

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver		U.S. Value at June 30, 2010	In Exchange for U.S. $	Unrealized Gain (Loss)

07/07/2010	20,979,200	EUR	$25,655,017	$28,322,549	$2,667,532
07/07/2010	6,533,000	GBP	9,760,917	9,917,225	156,308
07/07/2010	6,533,000	GBP	9,760,917	9,915,983	155,066
07/29/2010	8,542,200	EUR	10,447,166	11,171,361	724,195
07/29/2010	8,542,300	EUR	10,447,288	11,154,407	707,119
07/29/2010	5,125,350	EUR	6,268,337	6,648,297	379,960
07/29/2010	7,261,000	EUR	8,880,250	9,173,765	293,515
07/29/2010	4,551,000	GBP	6,800,240	6,764,212	(36,028)
07/29/2010	10,811,000	GBP	16,152,344	16,355,637	203,293
07/30/2010	2,389,357,000	JPY	27,036,188	25,718,282	(1,317,906)
08/18/2010	10,926,000	EUR	13,364,006	13,547,912	183,906

The Fund had average contract amounts of $57,646,616 and $95,778,339 in forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, during the six months ended June 30, 2010.

A summary of derivative instruments by primary risk exposure is outlined in the following tables, unless the only primary risk exposure category is already reflected in the appropriate financial statements.

The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2010 was as follows:

	Amount of Realized Gains or Losses on Derivatives

	Futures	Forward Currency Contracts	Total

Equity contracts	$(15,352,361)	$0	$(15,352,361)
Forward foreign currency contracts	0	548,562	548,562

	$(15,352,361)	$548,562	$(14,803,799)

Change in Unrealized Gains or Losses on Derivatives

Forward Currency Contracts

Forward foreign currency contracts	$(792,964)

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2010, the Fund did not participate in the interfund lending program.

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. During the six months ended June 30, 2010, the Fund had no borrowings under this agreement.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

In addition, the U.S. District Court for the District of Massachusetts has consolidated three purported class actions into In re Evergreen Ultra Short Opportunities Fund Securities Litigation. The plaintiffs filed a consolidated amended complaint on April 30, 2009 against various Evergreen entities, including EIMC and EIS, the Evergreen funds’ former distributor, and Evergreen Fixed Income Trust and its Trustees. The complaint generally alleges that investors in Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in Ultra Short Fund at different points in time and (iii) the failure of Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund. The complaint seeks damages in an amount to be determined at trial.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

12. SUBSEQUENT DISTRIBUTION

On July 14, 2010, the Fund declared distributions from short-term capital gains and long-term capital gains to shareholders of record on July 13, 2010. The per share amounts payable on July 15, 2010 were as follows:

	Short-term Capital Gains	Long-term Capital Gains

Class 1	$0.1298	$0.1232
Class 2	0.1298	0.1232

These distributions are not reflected in the accompanying financial statements.

13. SUBSEQUENT EVENTS

Effective at the close of business on July 16, 2010, Wells Fargo Advantage VT International Equity Fund (named Wells Fargo Advantage VT International Core Fund at the time of the reorganization) acquired the net assets of Evergreen VA International

27

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Equity Fund. The purpose of the transaction was to combine 2 funds with similar investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of all of the shares of Evergreen VA International Equity Fund for 47,932,036 shares of Wells Fargo Advantage VT International Equity Fund valued at $226,195,623 at an exchange ratio of 2.07 and 2.06 for Class 1 and Class 2 shares, respectively. Shareholders holding Class 1 and Class 2 shares of Evergreen VA International Equity Fund received Class 1 and Class 2 shares, respectively, of Wells Fargo Advantage VT International Equity Fund in the reorganization. The investment portfolio of Evergreen VA International Equity Fund with a fair value of $210,044,360, identified cost of $179,244,946 and unrealized appreciation of $30,799,414 at July 16, 2010 were the principal assets acquired by Wells Fargo Advantage VT International Equity Fund. The aggregate net assets of Evergreen VA International Equity Fund and Wells Fargo Advantage VT International Equity Fund immediately prior to the acquisition were $226,195,623 and $16,640,000, respectively. The aggregate net assets of Wells Fargo Advantage VT International Equity Fund immediately after the acquisition were $242,835,623. For financial reporting purposes, assets received and shares issued by Wells Fargo Advantage VT International Equity Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen VA International Equity Fund was carried forward to align ongoing reporting of Wells Fargo Advantage VT International Equity Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed January 1, 2010, the beginning of the annual reporting period for Wells Fargo Advantage VT International Equity Fund, Wells Fargo Advantage VT International Equity Fund’s pro forma results of operations for the six months ended June 30, 2010 would have been:

Net investment income	$5,769,435
Net realized and unrealized losses on investments	$(82,613,820)
Net decrease in net assets resulting from operations	$(76,844,385)

28

ADDITIONAL INFORMATION (unaudited)

SPECIAL MEETING OF SHAREHOLDERS

On June 8, 2010, a Special Meeting of Shareholders for the Fund was held to consider the following proposals. The results of the proposal are indicated below.

Proposal 1 — To approve the proposed reorganization of the Fund into Wells Fargo Advantage VT International Equity Fund a series of Wells Fargo Variable Trust, a Delaware statutory trust:

Net assets voted “For”	$858,687,644
Net assets voted “Against”	$35,537,282
Net assets voted “Abstain”	$58,373,795

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31

TRUSTEES AND OFFICERS

TRUSTEES[1]
Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/2009)

Chairman, Bloc Global Services (development and construction); Former Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Consultant, Rock Hill Metals Consultants LLC (Metals Consultant to steel industry); Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Shareholder, Rogers, Townsend & Thomas, PC (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Vice President, Kellam & Pettit, P.A. (law firm); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director,Trust Company of CT; Former Trustee, Saint Joseph College (CT)

32

TRUSTEES AND OFFICERS continued

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; Chief Operating Officer, Wells Fargo Funds Management, LLC; Former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Assistant Treasurer, Wells Fargo Advantage Funds; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Managing Counsel, Wells Fargo & Company; Secretary and Senior Vice President, Alternative Strategies Brokerage Services, Inc.; Evergreen Investment Services, Inc.; Secretary and Senior Vice President, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Compliance Manager, Wells Fargo Funds Management Group; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 74 Evergreen funds as of December 31, 2009. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s representation of affiliates of Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

124252 566888 rv7 08/2010

Wells Fargo Advantage VT Omega Growth Fund*

WELLS FARGO ADVANTAGE FUNDS

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Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

Semi-Annual Report

June 30, 2010

WELLS FARGO ADVANTAGE VARIABLE TRUST FUNDS

- *Wells Fargo Advantage VT Omega Growth Fund**

* Effective at the close of business on July 16, 2010, the net assets of the Evergreen VA Omega Fund and Wells Fargo Advantage VT Large Company Growth Fund were acquired by Wells Fargo Advantage VT Omega Growth Fund, which was created to receive the assets of the acquired funds, in an exchange for shares of the newly created Wells Fargo Advantage VT Omega Growth Fund. In the reorganization, Evergreen VA Omega Fund became the accounting and performance survivor. As a result, the accounting and performance history of Evergreen VA Omega Fund, which is enclosed in this shareholder report, is carried forward in the financial statements of Wells Fargo Advantage VT Omega Growth Fund.

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENT OF OPERATIONS
15	STATEMENTS OF CHANGES IN NET ASSETS
16	NOTES TO FINANCIAL STATEMENTS
23	ADDITIONAL INFORMATION
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund filed complete schedule of portfolio holdings with the SEC for the first quarter of its current fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Evergreen and Wells Fargo Advantage mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

August 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Valued Shareholder:

We are pleased to provide you with this semiannual report for Evergreen VA Omega Fund for the six-month period that ended June 30, 2010 (the “period”). Signs of economic improvement moderated during the period, and the financial markets experienced their first significant correction since the powerful rally that began in March 2009.

In the United States, economic growth moderated during the period but remained solid as the economic recovery appeared to remain on track. Gross domestic product returned to positive growth in the third quarter of 2009, after having contracted for four consecutive quarters for the first time in at least 60 years. The consensus among economists was that the recession that began in December 2007 had likely ended during the summer of 2009. However, questions remained over the sustainability of the recovery, and the National Bureau of Economic Research had not declared an official end to the recession by the end of the period.

Despite extensive quantitative easing measures by the Federal Reserve Board (the “Fed”), bank lending remained constrained during the period, indicating that the trillions of dollars of government stimulus that were added to the monetary system might not have an inflationary impact in the near term. Throughout the period, the Federal Open Market Committee held the federal funds rate at the range of 0% to 0.25% that it first targeted in December 2008. The Fed did, however, begin to remove some of its unconventional stimulus measures. After having concluded its purchases of longer-term Treasuries in October 2009, it also ended its program to invest in mortgage-backed securities in March 2010.

Despite the macroeconomic concerns, strong corporate earnings provided support for the domestic equity markets through the end of the first-quarter reporting season in April 2010. Approximately three-quarters of the companies in the S&P 500 Index exceeded analysts’ estimates for the first quarter of 2010. As the earnings season ended, however, investor focus shifted from improving corporate fundamentals to macroeconomic concerns about sovereign debt, slowing economic growth in China, and fear of a potential double-dip U.S. recession. Those concerns led to a significant correction in the equity markets during May and June 2010. For the period, the S&P 500 Index and the tech-heavy NASDAQ Composite Index each fell 6.6%, while the Dow Jones Industrial Average declined 5.0%.

Overseas, concerns about a possible default in Greek sovereign debt caused weakness in the euro, dampening returns from the region in U.S. dollar. Indeed, there was no shortage of fears during the second half of the period, as the European sovereign debt

1

LETTER TO SHAREHOLDERS continued

crisis persisted, the Deepwater Horizon oil spill in the Gulf of Mexico remained uncontained, and equity markets sustained a significant correction from their late-April highs. In fact, nearly all stock markets around the globe posted sizable losses, with the exception of a handful of emerging markets countries, such as Singapore, Peru, and Indonesia.

Fixed-income markets, on the other hand, performed quite well, aided by widespread nervousness among both professional and individual investors and by large investor flows into bond mutual funds. Nominal Treasury securities were among the best-performing sectors of the bond market, as weak economic reports kept near-term inflation fears muted and expectations for the Fed to keep short-term rates near zero remained intact. While fixed-income markets posted positive total returns, upward pressure on yields began to emerge during the period. In March, several U.S. Treasury auctions experienced weaker-than-expected demand. Late in the period, yields on bonds of several corporate issuers even slipped below those of comparable Treasury securities.

During the period, the portfolio managers of Evergreen’s Variable Annuity Funds continued to maintain strategies consistent with each fund’s goal and the asset class in which the fund invests. Managers of equity-oriented portfolios tended to focus on long-term growth opportunities, while the professionals supervising fixed-income portfolios attempted to seek total return and current income.

Although the period saw renewed market volatility, we believe this trend underscores the importance of maintaining a focus on long-term investment goals so as not to miss potential periods of strong recovery. Although periods of volatility can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future.

As always, we want to thank you for choosing Evergreen Investments. We appreciate your confidence in us.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

2

LETTER TO SHAREHOLDERS continued

Notice to Shareholders:

At a Special Meeting of Shareholders held in June 2010, shareholders of each of Evergreen VA Omega Fund and the Wells Fargo Advantage VT Large Company Growth Fund approved the reorganization of their respective Fund with the Wells Fargo Advantage VT Omega Growth Fund. Accordingly, at the close of business on July 16, 2010, the net assets of Evergreen VA Omega Fund and the Wells Fargo Advantage VT Large Company Growth Fund were acquired by the Wells Fargo Advantage VT Omega Growth Fund, in exchange for shares of the Wells Fargo Advantage VT Omega Growth Fund. Evergreen VA Omega Fund was the accounting and performance survivor of the reorganization. As a result, the accounting and performance history of Evergreen VA Omega Fund is carried forward in the financial statements of the Wells Fargo Advantage VT Omega Growth Fund. Further information regarding this transaction can be found in the section entitled “Additional Information” under the heading “Special Meeting of Shareholders.”

3

FUND AT A GLANCE

as of June 30, 2010

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Managers1:

Thomas J. Pence, CFA; Michael T. Smith, CFA

1	Effective May 20, 2010, Mr. Pence and Mr. Smith became portfolio managers of the fund.

PERFORMANCE AND RETURNS

Portfolio inception date: 3/6/1997

Class inception date	Class 1 3/6/1997	Class 2 7/31/2002

6-month return	-8.58%	-8.70%

Average annual return

1-year	16.10%	15.79%

5-year	4.21%	3.93%

10-year	-1.55%	-1.75%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end, please call 1.866.765.0778. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy, or separate account charges assessed by participating insurance companies.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class’ 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

Returns reflect expense limits previously in effect, without which returns would have been lower.

4

FUND AT A GLANCE continued

This section left intentionally blank

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Small and mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, small and mid cap securities may decline significantly in market downturns and may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of June 30, 2010, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	1/1/2010	6/30/2010	During Period*

Actual
Class 1	$1,000.00	$ 914.22	$3.51
Class 2	$1,000.00	$ 913.03	$4.70
Hypothetical
(5% return before expenses)
Class 1	$1,000.00	$1,021.12	$3.71
Class 2	$1,000.00	$1,019.89	$4.96

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.74% for Class 1 and 0.99% for Class 2), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,

CLASS 1		2009	2008	2007	2006	2005

Net asset value, beginning of period	$20.42	$14.43	$19.82	$17.80	$16.79	$16.20

Income from investment operations
Net investment income (loss)	0.05	0.13	0.23	0.08	0.05	(0.01)
Net realized and unrealized gains or losses on investments	(1.79)	6.09	(5.62)	2.05	0.96	0.63

Total from investment operations	(1.74)	6.22	(5.39)	2.13	1.01	0.62

Distributions to shareholders from
Net investment income	(0.15)	(0.23)	0	(0.11)	0	(0.03)

Net asset value, end of period	$18.53	$20.42	$14.43	$19.82	$17.80	$16.79

Total return[1]	(8.58)%	43.97%	(27.19)%	11.96%	6.02%	3.85%

Ratios and supplemental data
Net assets, end of period (thousands)	$45,901	$59,807	$35,952	$67,773	$78,068	$94,372
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.74%[2]	0.76%	0.72%	0.71%	0.70%	0.71%
Expenses excluding waivers/reimbursements and expense reductions	0.74%[2]	0.76%	0.72%	0.71%	0.70%	0.71%
Net investment income (loss)	0.23%[2]	0.86%	1.11%	0.32%	0.26%	(0.09)%
Portfolio turnover rate	95%	28%	46%	31%	126%	124%

1	Total return does not reflect charges attributable to your insurance company’s separate account.
2	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,

CLASS 2		2009	2008	2007	2006	2005

Net asset value, beginning of period	$20.19	$14.25	$19.63	$17.62	$16.67	$16.10

Income from investment operations
Net investment income (loss)	0 [1]	0.11	0.15	0.01	0.01	(0.04)
Net realized and unrealized gains or losses on investments	(1.73)	6.00	(5.53)	2.05	0.94	0.61

Total from investment operations	(1.73)	6.11	(5.38)	2.06	0.95	0.57

Distributions to shareholders from
Net investment income	(0.11)	(0.17)	0	(0.05)	0	0 [1]

Net asset value, end of period	$18.35	$20.19	$14.25	$19.63	$17.62	$16.67

Total return[2]	(8.70)%	43.58%	(27.41)%	11.74%	5.70%	3.57%

Ratios and supplemental data
Net assets, end of period (thousands)	$22,662	$33,196	$22,910	$38,137	$37,036	$30,108
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.99%[3]	1.00%	0.97%	0.96%	0.95%	0.96%
Expenses excluding waivers/reimbursements and expense reductions	0.99%[3]	1.00%	0.97%	0.96%	0.95%	0.96%
Net investment income (loss)	(0.02)%[3]	0.63%	0.86%	0.07%	0.02%	(0.32)%
Portfolio turnover rate	95%	28%	46%	31%	126%	124%

1	Amount represents less than $0.005 per share.
2	Total return does not reflect charges attributable to your insurance company’s separate account.
3	Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

June 30, 2010 (unaudited)

	Shares	Value

COMMON STOCKS 97.1%
CONSUMER DISCRETIONARY 15.5%
Auto Components 2.6%
BorgWarner, Inc. *	22,200	$828,948
TRW Automotive Holdings Corp. *	35,205	970,602

		1,799,550

Automobiles 2.3%
Daimler AG *	31,200	1,577,160

Hotels, Restaurants & Leisure 1.2%
Marriott International, Inc., Class A	27,200	814,368

Internet & Catalog Retail 1.9%
Amazon.com, Inc. *	4,499	491,561
priceline.com, Inc. *	4,700	829,738

		1,321,299

Media 3.2%
CBS Corp., Class B	62,847	812,611
Scripps Networks Interactive, Inc., Class A	33,194	1,339,046

		2,151,657

Multiline Retail 0.2%
Dollar General Corp. *	5,665	156,071

Specialty Retail 4.1%
Jo-Ann Stores, Inc. *	22,070	827,846
TJX Cos.	30,900	1,296,255
Urban Outfitters, Inc. *	19,500	670,605

		2,794,706

CONSUMER STAPLES 2.6%
Food & Staples Retailing 1.2%
BJ’s Wholesale Club, Inc. *	21,400	792,014

Personal Products 1.4%
Estee Lauder Cos., Class A	17,600	980,848

ENERGY 6.4%
Oil, Gas & Consumable Fuels 6.4%
Concho Resources, Inc. *	37,644	2,082,842
Newfield Exploration Co. *	14,451	706,076
Noble Energy, Inc.	17,400	1,049,742
Petrohawk Energy Corp. *	30,400	515,888

		4,354,548

FINANCIALS 4.9%
Commercial Banks 1.2%
Itau Unibanco Holding SA, ADS	46,700	841,067

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Consumer Finance 2.5%
American Express Co.	42,603	$1,691,339

Diversified Financial Services 1.2%
Bank of America Corp.	59,300	852,141

HEALTH CARE 13.3%
Biotechnology 1.6%
Alexion Pharmaceuticals, Inc. *	21,046	1,077,345

Health Care Equipment & Supplies 2.7%
Covidien plc	21,900	879,942
Hospira, Inc.	16,800	965,160

		1,845,102

Health Care Providers & Services 6.4%
DaVita, Inc. *	12,200	761,768
Express Scripts, Inc. *	26,200	1,231,924
Gentiva Health Services, Inc. *	12,300	332,223
Lincare Holdings, Inc. *	16,300	529,913
McKesson Corp.	23,169	1,556,030

		4,411,858

Life Sciences Tools & Services 1.3%
Bruker Corp. *	70,700	859,712

Pharmaceuticals 1.3%
Teva Pharmaceutical Industries, Ltd., ADR	17,600	915,024

INDUSTRIALS 12.7%
Aerospace & Defense 1.3%
Precision Castparts Corp.	8,900	915,988

Air Freight & Logistics 1.3%
FedEx Corp.	12,100	848,331

Airlines 1.5%
Delta Air Lines, Inc. *	88,200	1,036,350

Commercial Services & Supplies 0.7%
Avis Budget Group, Inc. *	50,400	494,928

Machinery 4.2%
Illinois Tool Works, Inc.	20,200	833,856
Kennametal, Inc.	43,156	1,097,457
Parker Hannifin Corp.	17,000	942,820

		2,874,133

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Road & Rail 3.7%
Dollar Thrifty Automotive Group, Inc. *	17,800	$758,458
J.B. Hunt Transport Services, Inc.	27,500	898,425
Werner Enterprises, Inc.	39,000	853,710

		2,510,593

INFORMATION TECHNOLOGY 36.1%
Communications Equipment 3.7%
CommScope, Inc. *	37,802	898,553
F5 Networks, Inc. *	13,100	898,267
Juniper Networks, Inc. *	33,300	759,906

		2,556,726

Computers & Peripherals 9.1%
Apple, Inc. *	14,600	3,672,338
EMC Corp. *	67,500	1,235,250
NetApp, Inc. *	35,600	1,328,236

		6,235,824

Internet Software & Services 4.0%
Equinix, Inc. *	17,800	1,445,716
Google, Inc., Class A *	3,009	1,338,855

		2,784,571

IT Services 4.6%
Alliance Data Systems Corp. *	14,900	886,848
Gartner, Inc. *	46,519	1,081,567
Sapient Corp.	115,001	1,166,110

		3,134,525

Semiconductors & Semiconductor Equipment 7.4%
Broadcom Corp., Class A	27,400	903,378
Intel Corp.	41,800	813,010
Marvell Technology Group, Ltd. *	43,200	680,832
Micron Technology, Inc. *	104,200	884,658
NetLogic Microsystems, Inc. *	43,890	1,193,808
Rubicon Technology, Inc.	19,794	589,663

		5,065,349

Software 7.3%
Ansys, Inc. *	25,049	1,016,238
Asiainfo Holdings Corp. *	42,851	936,723
Longtop Financial Technologies, Ltd., ADS *	26,975	873,990
Red Hat, Inc. *	32,700	946,338
Salesforce.com, Inc.	6,248	540,453
SuccessFactors, Inc. *	32,317	671,870

		4,985,612

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
MATERIALS 1.7%
Chemicals 1.7%
Valspar Corp.	38,397	$1,156,518

TELECOMMUNICATION SERVICES 3.9%
Wireless Telecommunication Services 3.9%
American Tower Corp., Class A *	30,200	1,343,900
SBA Communications Corp., Class A *	40,103	1,363,903

		2,707,803

Total Common Stocks (cost $66,881,022)		66,543,060

SHORT-TERM INVESTMENTS 2.4%
MUTUAL FUND SHARES 2.4%
Wells Fargo Advantage Money Market Trust, 0.28% q ° (cost $1,657,429)	1,657,429	1,657,429

Total Investments (cost $68,538,451) 99.5%		68,200,489
Other Assets and Liabilities 0.5%		362,034

Net Assets 100.0%		$68,562,523

*	Non-income producing security
q	Rate shown is the 7-day annualized yield at period end.
°	Investment in affiliate.

Summary of Abbreviations
ADR	American Depository Receipt
ADS	American Depository Shares

The following table shows the percent of total long-term investments by sector as of June 30, 2010:

Information Technology	37.2%
Consumer Discretionary	16.0%
Health Care	13.7%
Industrials	13.0%
Energy	6.5%
Financials	5.1%
Telecommunication Services	4.1%
Consumer Staples	2.7%
Materials	1.7%

100.0%

See Notes to Financial Statements

12

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $66,881,022)	$66,543,060
Investments in affiliated issuers, at value (cost $1,657,429)	1,657,429

Total investments	68,200,489
Receivable for securities sold	911,763
Receivable for Fund shares sold	544,629
Dividends receivable	33,011

Total assets	69,689,892

Liabilities
Payable for securities purchased	1,070,072
Payable for Fund shares redeemed	35,554
Advisory fee payable	980
Distribution Plan expenses payable	157
Due to other related parties	391
Accrued expenses and other liabilities	20,215

Total liabilities	1,127,369

Net assets	$68,562,523

Net assets represented by
Paid-in capital	$78,459,065
Undistributed net investment income	54,390
Accumulated net realized losses on investments	(9,612,970)
Net unrealized losses on investments	(337,962)

Total net assets	$68,562,523

Net assets consists of
Class 1	$45,900,519
Class 2	22,662,004

Total net assets	$68,562,523

Shares outstanding (unlimited number of shares authorized)
Class 1	2,476,696
Class 2	1,235,152

Net asset value per share
Class 1	$18.53
Class 2	$18.35

See Notes to Financial Statements

13

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2010 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $12,111)	$377,711
Securities lending	2,203
Income from affiliated issuers	119

Total investment income	380,033

Expenses
Advisory fee	204,476
Distribution Plan expenses	33,063
Administrative services fee	39,322
Transfer agent fees	251
Trustees’ fees and expenses	1,832
Printing and postage expenses	15,413
Custodian and accounting fees	11,569
Professional fees	15,163
Interest expense	134
Other	1,140

Total expenses	322,363
Less: Expense reductions	(10)

Net expenses	322,353

Net investment income	57,680

Net realized and unrealized gains or losses on investments
Net realized gains on securities in unaffiliated issuers	7,481,656
Net change in unrealized gains or losses on securities in unaffiliated issuers	(14,661,913)

Net realized and unrealized gains or losses on investments	(7,180,257)

Net decrease in net assets resulting from operations	$(7,122,577)

See Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (unaudited)		Year Ended December 31, 2009

Operations
Net investment income		$57,680		$538,120
Net realized gains or losses on investments		7,481,656		(3,290,873)
Net change in unrealized gains or losses on investments		(14,661,913)		28,130,011

Net increase (decrease) in net assets resulting from operations		(7,122,577)		25,377,258

Distributions to shareholders from
Net investment income
Class 1		(398,854)		(547,686)
Class 2		(140,680)		(269,517)

Total distributions to shareholders		(539,534)		(817,203)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class 1	298,290	6,103,648	1,104,196	18,978,953
Class 2	113,723	2,350,999	692,367	11,499,013

		8,454,647		30,477,966

Net asset value of shares issued in reinvestment of distributions
Class 1	19,231	398,854	41,840	547,686
Class 2	6,846	140,680	20,780	269,517

		539,534		817,203

Payment for shares redeemed
Class 1	(770,076)	(15,197,353)	(707,734)	(11,521,894)
Class 2	(529,489)	(10,575,864)	(676,272)	(10,191,188)

		(25,773,217)		(21,713,082)

Net increase (decrease) in net assets resulting from capital share transactions		(16,779,036)		9,582,087

Total increase (decrease) in net assets		(24,441,147)		34,142,142
Net assets
Beginning of period		93,003,670		58,861,528

End of period		$68,562,523		$93,003,670

Undistributed net investment income		$54,390		$536,244

See Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA Omega Fund (the “Fund”) is a diversified series of Evergreen Variable Annuity Trust (the “Trust”), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge. Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition,

16

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.52% and declining to 0.41% as the aggregate average daily net assets of the Fund and its retail counterpart, Evergreen Omega Fund, increase. For the six months ended June 30, 2010, the advisory fee was equivalent to an annual rate of 0.52% of the Fund’s average daily net assets.

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended June 30, 2010, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The Fund may have invested in money market funds which were advised by EIMC during the six months ended June 30, 2010. Income earned on these investments and investments in other affiliates is included in income from affiliated issuers on the Statement of Operations.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

Wachovia Bank NA, a subsidiary of Wells Fargo and an affiliate of EIMC, through its securities lending division, Wachovia Global Securities Lending, acts as the securities lending agent for the Fund (see Note 5).

4. DISTRIBUTION PLAN

Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, serves as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $74,008,730 and $89,784,524, respectively, for the six months ended June 30, 2010.

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of June 30, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$66,543,060	$0	$0	$66,543,060
Short-term investments	1,657,429	0	0	1,657,429

	$68,200,489	$0	$0	$68,200,489

Further details on the major security types listed above can be found in the Schedule of Investments.

During the six months ended June 30, 2010, the Fund loaned securities to certain brokers and earned $2,203, net of $246 paid to Wachovia Global Securities Lending as the securities lending agent.

On June 30, 2010, the aggregate cost of securities for federal income tax purposes was $68,557,465. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,693,491 and $3,050,467, respectively, with a net unrealized depreciation of $356,976.

As of December 31, 2009, the Fund had $16,398,173 in capital loss carryovers for federal income tax purposes with $12,534,124 expiring in 2010 and $3,864,049 expiring in 2017.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2010, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata.

During the six months ended June 30, 2010, the Fund had average borrowings outstanding of 9,275 (on an annualized basis) at an average rate of 1.44% and paid interest of $134.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

In addition, the U.S. District Court for the District of Massachusetts has consolidated three purported class actions into In re Evergreen Ultra Short Opportunities Fund Securities

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Litigation. The plaintiffs filed a consolidated amended complaint on April 30, 2009 against various Evergreen entities, including EIMC and EIS, the Evergreen funds’ former distributor, and Evergreen Fixed Income Trust and its Trustees. The complaint generally alleges that investors in Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in Ultra Short Fund at different points in time and (iii) the failure of Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund. The complaint seeks damages in an amount to be determined at trial.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

11. SUBSEQUENT DISTRIBUTION

On July 14, 2010 the Fund declared distributions from net investment income to shareholders of record on July 13, 2010. The per share amounts payable on July 15, 2010 were as follows:

Net
Investment
Income

Class 1	$0.0167

This distribution is not reflected in the accompanying financial statements.

12. SUBSEQUENT EVENT

Effective at the close of business on July 16, 2010, Wells Fargo VT Omega Growth Fund (named Evergreen VA Omega Fund at the time of the reorganization) acquired the net assets of Wells Fargo Advantage VT Large Company Growth Fund. The purpose of the transaction was to combine 2 funds with similar investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of all of the shares of Wells Fargo Advantage VT Large Company Growth Fund for 2,568,116 shares of Wells Fargo Advantage VT Omega Growth Fund valued at $48,569,090 at an exchange ratio of 0.43 for Class 2 shares. The investment portfolio of Wells Fargo Advantage VT Large Company Growth Fund with a fair value of $48,484,068, identified cost of $46,062,243 and unrealized appreciation of $2,421,825 at July 16, 2010 were the principal assets acquired by Wells Fargo Advantage VT Omega Growth Fund. The aggregate net assets Wells Fargo Advantage VT Large Company Growth Fund and Wells Fargo Advantage VT Omega Growth Fund immediately prior to the acquisition were $48,569,090 and

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

$70,210,006, respectively. The aggregate net assets of Wells Fargo Advantage VT Omega Growth Fund immediately after the acquisition were $118,779,096. For financial reporting purposes, assets received and shares issued by Wells Fargo Advantage VT Omega Growth Fund were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage VT Large Company Growth Fund was carried forward to align ongoing reporting of Wells Fargo Advantage VT Omega Growth Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed January 1, 2010, the beginning of the annual reporting period for Wells Fargo Advantage VT Omega Growth Fund, Wells Fargo Advantage VT Omega Growth Fund’s pro forma results of operations for the six months ended June 30, 2010 would have been:

Net investment income	$116,424
Net realized and unrealized losses on investments	$(13,642,195)
Net decrease in net assets resulting from operations	$(13,525,771)

22

ADDITIONAL INFORMATION (unaudited)

SPECIAL MEETING OF SHAREHOLDERS

On June 18, 2010, a Special Meeting of Shareholders for the Fund was held to consider the following proposal. The results of the proposal are indicated below.

Proposal 1 — The proposed reorganization of the Fund into Wells Fargo Advantage VT Omega Growth Fund, which is a new series of Wells Fargo Variable Trust, a Delaware statutory trust:

Net assets voted “For”	$70,251,624
Net assets voted “Against”	$2,905,271
Net assets voted “Abstain”	$5,662,451

23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/2009)

Chairman, Bloc Global Services (development and construction); Former Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Consultant, Rock Hill Metals Consultants LLC (Metals Consultant to steel industry); Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Shareholder, Rogers, Townsend & Thomas, PC (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Vice President, Kellam & Pettit, P.A. (law firm); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

24

TRUSTEES AND OFFICERS continued

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; Chief Operating Officer, Wells Fargo Funds Management, LLC; Former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Assistant Treasurer, Wells Fargo Advantage Funds; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Managing Counsel, Wells Fargo & Company; Secretary and Senior Vice President, Alternative Strategies Brokerage Services, Inc.; Evergreen Investment Services, Inc.; Secretary and Senior Vice President, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Compliance Manager, Wells Fargo Funds Management Group; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 74 Evergreen funds as of December 31, 2009. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s representation of affiliates of Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

124253 566901 rv7 08/2010

Evergreen VA Special Values Fund*

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
9	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund filed its complete schedule of portfolio holdings with the SEC for the first quarter of its current fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2010, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC, is a subsidiary of Wells Fargo & Company and is an affiliate of Wells Fargo & Company’s broker/dealer subsidiaries. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Evergreen and Wells Fargo Advantage mutual funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

LETTER TO SHAREHOLDERS

August 2010

W. Douglas Munn

President and Chief Executive Officer

Dear Valued Shareholder:

We are pleased to provide you with this semiannual report for Evergreen VA Special Values Fund for the six-month period that ended June 30, 2010 (the “period”). Signs of economic improvement moderated during the period, and the financial markets experienced their first significant correction since the powerful rally that began in March 2009.

In the United States, economic growth moderated during the period but remained solid as the economic recovery appeared to remain on track. Gross domestic product returned to positive growth in the third quarter of 2009, after having contracted for four consecutive quarters for the first time in at least 60 years. The consensus among economists was that the recession that began in December 2007 had likely ended during the summer of 2009. However, questions remained over the sustainability of the recovery, and the National Bureau of Economic Research had not declared an official end to the recession by the end of the period.

Despite extensive quantitative easing measures by the Federal Reserve Board (the “Fed”), bank lending remained constrained during the period, indicating that the trillions of dollars of government stimulus that were added to the monetary system might not have an inflationary impact in the near term. Throughout the period, the Federal Open Market Committee held the federal funds rate at the range of 0% to 0.25% that it first targeted in December 2008. The Fed did, however, begin to remove some of its unconventional stimulus measures. After having concluded its purchases of longer-term Treasuries in October 2009, it also ended its program to invest in mortgage-backed securities in March 2010.

Despite the macroeconomic concerns, strong corporate earnings provided support for the domestic equity markets through the end of the first-quarter reporting season in April 2010. Approximately three-quarters of the companies in the S&P 500 Index exceeded analysts’ estimates for the first quarter of 2010. As the earnings season ended, however, investor focus shifted from improving corporate fundamentals to macroeconomic concerns about sovereign debt, slowing economic growth in China, and fear of a potential double-dip U.S. recession. Those concerns led to a significant correction in the equity markets during May and June 2010. For the period, the S&P 500 Index and the tech-heavy NASDAQ Composite Index each fell 6.6%, while the Dow Jones Industrial Average declined 5.0%.

Overseas, concerns about a possible default in Greek sovereign debt caused weakness in the euro, dampening returns from the region in U.S. dollar. Indeed, there was no

1

LETTER TO SHAREHOLDERS continued

shortage of fears during the second half of the period, as the European sovereign debt crisis persisted, the Deepwater Horizon oil spill in the Gulf of Mexico remained uncontained, and equity markets sustained a significant correction from their late-April highs. In fact, nearly all stock markets around the globe posted sizable losses, with the exception of a handful of emerging markets countries, such as Singapore, Peru, and Indonesia.

Fixed-income markets, on the other hand, performed quite well, aided by widespread nervousness among both professional and individual investors and by large investor flows into bond mutual funds. Nominal Treasury securities were among the best-performing sectors of the bond market, as weak economic reports kept near-term inflation fears muted and expectations for the Fed to keep short-term rates near zero remained intact. While fixed-income markets posted positive total returns, upward pressure on yields began to emerge during the period. In March, several U.S. Treasury auctions experienced weaker-than-expected demand. Late in the period, yields on bonds of several corporate issuers even slipped below those of comparable Treasury securities.

During the period, the portfolio managers of Evergreen’s Variable Annuity Funds continued to maintain strategies consistent with each fund’s goal and the asset class in which the fund invests. Managers of equity-oriented portfolios tended to focus on long-term growth opportunities, while the professionals supervising fixed-income portfolios attempted to seek total return and current income.

Although the period saw renewed market volatility, we believe this trend underscores the importance of maintaining a focus on long-term investment goals so as not to miss potential periods of strong recovery. Although periods of volatility can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future.

As always, we want to thank you for choosing Evergreen Investments. We appreciate your confidence in us.

Sincerely,

W. Douglas Munn

President and Chief Executive Officer

Evergreen Funds

2

LETTER TO SHAREHOLDERS continued

Notice to Shareholders:

At a Special Meeting of Shareholders held in June 2010, shareholders of Evergreen VA Special Values Fund approved the reorganization of Evergreen VA Special Values Fund with the Wells Fargo Advantage VT Small Cap Value Fund. Accordingly, at the close of business on July 16, 2010, the net assets of Evergreen VA Special Values Fund were acquired by the Wells Fargo Advantage VT Small Cap Value Fund, in exchange for shares of the Wells Fargo Advantage VT Small Cap Value Fund. Shareholders of Evergreen VA Special Values Fund became shareholders of Wells Fargo Advantage VT Small Cap Value Fund. Further information regarding this transaction can be found in the section entitled “Additional Information” under the heading “Special Meeting of Shareholders.”

3

FUND AT A GLANCE

as of June 30, 2010

MANAGEMENT TEAM

Investment Advisor:

Evergreen Investment Management Company, LLC

Portfolio Manager:

James M. Tringas, CFA, CPA

PERFORMANCE AND RETURNS

Portfolio inception date: 5/1/1998

	Class 1	Class 2
Class inception date	5/1/1998	7/31/2002

6-month return	-1.07%	-1.15%

Average annual return

1-year	26.85%	26.55%

5-year	1.01%	0.75%

10-year	7.17%	6.97%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions, but does not reflect contract, policy, or separate account charges assessed by participating insurance companies.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A Fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class’ 12b-1 fee. The fund incurs a 12b-1 fee of 0.25% for Class 2. Class 1 does not pay a 12b-1 fee. If the fee had been reflected, returns for Class 2 would have been lower.

The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

4

FUND AT A GLANCE continued

This section left intentionally blank

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Small and mid cap securities may be subject to special risks associated with narrower product lines and limited financial resources compared to their large cap counterparts, and, as a result, small and mid cap securities may decline significantly in market downturns and may be more volatile than those of larger companies due to the higher risk of failure.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of June 30, 2010, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2010 to June 30, 2010.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, exchange fees or separate account charges assessed by participating insurance companies. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account Value	Account Value	Expenses Paid
	1/1/2010	6/30/2010	During Period*

Actual
Class 1	$1,000.00	$ 989.33	$4.78
Class 2	$1,000.00	$ 988.45	$6.01
Hypothetical
(5% return before expenses)
Class 1	$1,000.00	$1,019.98	$4.86
Class 2	$1,000.00	$1,018.74	$6.11

*

For each class of the fund, expenses are equal to the annualized expense ratio of each class (0.97% for Class 1 and 1.22% for Class 2), multiplied by the average account value over the period, multiplied by 181 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,

CLASS 1		2009	2008	2007	2006	2005

Net asset value, beginning of period	$11.81	$9.18	$13.59	$17.33	$16.13	$16.31

Income from investment operations
Net investment income	0.02	0.06	0.15	0.22	0.13	0.16
Net realized and unrealized gains or losses on investments	(0.15)	2.63	(4.41)	(1.51)	3.33	1.59

Total from investment operations	(0.13)	2.69	(4.26)	(1.29)	3.46	1.75

Distributions to shareholders from
Net investment income	0 [1]	(0.06)	(0.15)	(0.22)	(0.13)	(0.16)
Net realized gains	0	0	0	(2.23)	(2.13)	(1.77)

Total distributions to shareholders	0	(0.06)	(0.15)	(2.45)	(2.26)	(1.93)

Net asset value, end of period	$11.68	$11.81	$9.18	$13.59	$17.33	$16.13

Total return[2]	(1.07)%	29.40%	(31.31)%	(7.52)%	21.55%	10.76%

Ratios and supplemental data
Net assets, end of period (thousands)	$52,694	$59,224	$52,225	$98,235	$111,236	$83,784
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.97%[3]	1.00%	0.99%	0.96%	0.95%	0.98%
Expenses excluding waivers/reimbursements and expense reductions	0.98%[3]	1.04%	1.00%	0.96%	0.95%	0.98%
Net investment income	0.27%[3]	0.58%	1.06%	1.44%	0.86%	1.13%
Portfolio turnover rate	26%	44%	52%	55%	55%	44%

1	Amount represents less than $0.005 per share.
2	Total return does not reflect charges attributable to your insurance company’s separate account.
3	Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2010 (unaudited)	Year Ended December 31,

CLASS 2		2009	2008	2007	2006	2005

Net asset value, beginning of period	$11.78	$9.16	$13.54	$17.27	$16.09	$16.28

Income from investment operations
Net investment income	0	0.04	0.11	0.19	0.10	0.14
Net realized and unrealized gains or losses on investments	(0.14)	2.62	(4.38)	(1.51)	3.29	1.56

Total from investment operations	(0.14)	2.66	(4.27)	(1.32)	3.39	1.70

Distributions to shareholders from
Net investment income	0 [1]	(0.04)	(0.11)	(0.18)	(0.08)	(0.12)
Net realized gains	0	0	0	(2.23)	(2.13)	(1.77)

Total distributions to shareholders	0	(0.04)	(0.11)	(2.41)	(2.21)	(1.89)

Net asset value, end of period	$11.64	$11.78	$9.16	$13.54	$17.27	$16.09

Total return[2]	(1.15)%	29.06%	(31.48)%	(7.73)%	21.19%	10.48%

Ratios and supplemental data
Net assets, end of period (thousands)	$9,146	$11,204	$10,168	$19,130	$22,375	$19,633
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.22%[3]	1.25%	1.24%	1.21%	1.20%	1.23%
Expenses excluding waivers/reimbursements and expense reductions	1.23%[3]	1.29%	1.25%	1.21%	1.20%	1.23%
Net investment income	0.02%[3]	0.33%	0.81%	1.20%	0.60%	0.88%
Portfolio turnover rate	26%	44%	52%	55%	55%	44%

1	Amount represents less than $0.005 per share.
2	Total return does not reflect charges attributable to your insurance company’s separate account.
3	Annualized

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS

June 30, 2010 (unaudited)

	Shares	Value

COMMON STOCKS 90.1%
CONSUMER DISCRETIONARY 14.2%
Auto Components 1.1%
Modine Manufacturing Co. *	86,178	$661,847

Automobiles 0.1%
Thor Industries, Inc.	1,800	42,750

Diversified Consumer Services 2.8%
Hillenbrand, Inc.	49,900	1,067,361
Jackson Hewitt Tax Service, Inc. *	46,100	52,093
Matthews International Corp., Class A	20,300	594,384

		1,713,838

Hotels, Restaurants & Leisure 3.3%
Denny’s Corp. *	183,500	477,100
DineEquity, Inc. *	5,745	160,400
Ruby Tuesday, Inc. *	24,915	211,778
Wendy’s/Arby’s Group, Inc.	299,734	1,198,936

		2,048,214

Household Durables 2.1%
Cavco Industries, Inc. *	15,171	533,716
Dixie Group, Inc. * +	46,100	169,648
Furniture Brands International, Inc. *	64,600	337,212
La-Z-Boy, Inc. *	32,100	238,503

		1,279,079

Media 1.1%
A. H. Belo Corp., Ser. A *	68,600	455,504
Dex One Corp. *	3,400	64,600
Journal Communications, Inc., Class A *	49,103	194,939

		715,043

Specialty Retail 2.2%
A.C. Moore Arts & Crafts, Inc. *	29,300	66,511
Christopher & Banks Corp.	18,300	113,277
Genesco, Inc. *	34,500	907,695
Men’s Wearhouse, Inc.	14,500	266,220
Zale Corp. *	29,060	45,915

		1,399,618

Textiles, Apparel & Luxury Goods 1.5%
Delta Apparel Co. * +	18,300	267,180
Kenneth Cole Productions, Inc., Class A *	45,568	501,703
Maidenform Brands, Inc. *	6,700	136,412

		905,295

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES 4.9%
Food & Staples Retailing 2.3%
Casey’s General Stores, Inc.	34,413	$1,201,014
Winn-Dixie Stores, Inc. *	23,800	229,432

		1,430,446

Food Products 0.3%
Seneca Foods Corp., Class A *	6,800	219,368

Household Products 1.6%
Central Garden & Pet Co. *	12,100	115,071
Central Garden & Pet Co., Class A *	16,814	150,821
Spectrum Brands Holdings, Inc. *	11,000	278,960
WD-40 Co.	13,100	437,540

		982,392

Personal Products 0.7%
Prestige Brands Holdings, Inc. *	58,600	414,888

ENERGY 4.4%
Energy Equipment & Services 2.3%
Atwood Oceanics, Inc. *	29,940	764,069
Cal Dive International, Inc. *	83,300	487,305
Willbros Group, Inc. *	23,600	174,640

		1,426,014

Oil, Gas & Consumable Fuels 2.1%
BioFuel Energy Corp. *	64,806	83,600
Comstock Resources, Inc. *	22,700	629,244
Stone Energy Corp. *	38,100	425,196
Swift Energy Co. *	6,300	169,533

		1,307,573

FINANCIALS 19.7%
Capital Markets 2.9%
Deerfield Capital Corp. *	17,753	97,464
Investment Technology Group, Inc. *	35,464	569,552
Knight Capital Group, Inc., Class A *	36,800	507,472
Kohlberg Capital Corp.	25,485	127,680
SWS Group, Inc.	7,400	70,300
Westwood Holdings Group, Inc. +	11,200	393,680

		1,766,148

Commercial Banks 10.8%
BancorpSouth, Inc.	15,800	282,504
First Citizens Bancshares, Inc., Class A	15,718	3,023,043
IBERIABANK Corp.	12,900	664,092
Old National Bancorp	52,600	544,936

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks continued
StellarOne Corp.	5,892	$75,241
Synovus Financial Corp.	103,700	263,398
UMB Financial Corp.	51,200	1,820,672

		6,673,886

Insurance 4.4%
Endurance Specialty Holdings, Ltd.	14,007	525,683
Stewart Information Services Corp.	74,780	674,515
Validus Holdings, Ltd.	47,015	1,148,106
Willis Group Holdings plc	12,532	376,587

		2,724,891

Real Estate Investment Trusts (REITs) 0.1%
Apollo Commercial Real Estate Financial, Inc.	3,800	62,548

Thrifts & Mortgage Finance 1.5%
NewAlliance Bancshares, Inc.	74,828	838,822
Provident New York Bancorp	13,700	121,245

		960,067

HEALTH CARE 1.7%
Health Care Equipment & Supplies 0.3%
ICU Medical, Inc. *	5,400	173,718

Health Care Providers & Services 1.1%
AMN Healthcare Services, Inc. *	42,900	320,892
Genoptix, Inc. *	4,800	82,560
Pharmerica Corp. *	17,800	260,948

		664,400

Life Sciences Tools & Services 0.3%
Cambrex Corp. *	72,797	229,311

INDUSTRIALS 16.9%
Aerospace & Defense 0.9%
American Science & Engineering, Inc.	2,900	221,009
GenCorp, Inc. *	73,748	323,016

		544,025

Building Products 1.6%
Builders FirstSource, Inc. *	29,900	71,760
Quanex Building Products Corp.	54,438	941,233

		1,012,993

Commercial Services & Supplies 3.2%
ACCO Brands Corp. *	119,778	597,692
Cenveo, Inc. *	9,700	53,156

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies continued
Courier Corp.	28,354	$346,202
Sykes Enterprises, Inc. *	5,000	71,150
Viad Corp.	50,796	896,550

		1,964,750

Electrical Equipment 0.8%
Franklin Electric Co., Inc.	16,499	475,501

Industrial Conglomerates 0.3%
Tredegar Corp.	12,900	210,528

Machinery 5.9%
Commercial Vehicle Group, Inc. *	28,300	288,943
Douglas Dynamics, Inc. *	24,450	281,175
Kadant, Inc. * +	62,520	1,089,098
Mueller Industries, Inc.	80,104	1,970,559

		3,629,775

Marine 0.2%
Horizon Lines, Inc., Class A	34,100	144,243

Professional Services 2.8%
Heidrick & Struggles International, Inc.	52,267	1,192,733
Korn/Ferry International *	37,682	523,780

		1,716,513

Road & Rail 1.2%
Arkansas Best Corp.	35,894	744,800

INFORMATION TECHNOLOGY 15.5%
Communications Equipment 0.8%
Aviat Networks, Inc. *	37,700	136,851
CommScope, Inc. *	13,900	330,403
NETGEAR, Inc. *	2,800	49,952

		517,206

Computers & Peripherals 4.1%
Adaptec, Inc. *	164,300	474,827
Electronics for Imaging, Inc. *	30,166	294,119
Imation Corp. *	68,796	632,235
Quantum Corp. *	619,172	1,164,043

		2,565,224

Electronic Equipment, Instruments & Components 3.1%
AVX Corp.	47,177	604,809
Benchmark Electronics, Inc. *	6,800	107,780
Orbotech, Ltd. *	66,300	717,366

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Electronic Equipment, Instruments & Components continued
Technitrol, Inc.	133,100	$420,596
Vishay Intertechnology, Inc. *	8,000	61,920

		1,912,471

IT Services 0.4%
Euronet Worldwide, Inc. *	13,000	166,270
TNS, Inc. *	3,900	68,016

		234,286

Semiconductors & Semiconductor Equipment 5.3%
ATMI, Inc. *	43,500	636,840
Cabot Microelectronics Corp. *	18,800	650,292
DSP Group, Inc. *	63,124	403,363
Exar Corp. *	93,325	646,742
Lattice Semiconductor Corp. *	143,139	621,223
Standard Microsystems Corp. *	12,954	301,569
Zoran Corp. *	1,900	18,126

		3,278,155

Software 1.8%
ACI Worldwide, Inc. *	19,700	383,559
Bottomline Technologies, Inc. *	7,500	97,725
MicroStrategy, Inc., Class A *	3,600	270,324
S1 Corp. *	56,500	339,565

		1,091,173

MATERIALS 6.8%
Chemicals 1.5%
A. Schulman, Inc.	21,290	403,658
American Pacific Corp. * +	29,500	148,090
Arch Chemicals, Inc.	11,544	354,863

		906,611

Metals & Mining 1.0%
Aurizon Mines, Ltd. *	58,900	290,966
Metals USA Holdings Corp. *	7,600	113,620
Royal Gold, Inc.	4,500	216,000

		620,586

Paper & Forest Products 4.3%
Clearwater Paper Corp. *	8,549	468,143
Glatfelter	49,603	538,193
Neenah Paper, Inc.	60,985	1,116,025
Schweitzer-Mauduit International, Inc.	10,911	550,460

		2,672,821

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

June 30, 2010 (unaudited)

	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.1%
Cincinnati Bell, Inc. *	20,600	$62,006

UTILITIES 5.9%
Electric Utilities 5.9%
Allete, Inc.	61,876	2,118,634
Cleco Corp.	9,500	250,895
El Paso Electric Co. *	41,000	793,350
MGE Energy, Inc.	6,800	245,072
Portland General Electric Co.	11,222	205,700

		3,613,651

Total Common Stocks (cost $63,243,974)		55,718,652

EXCHANGE TRADED FUND 1.0%
iShares S&P SmallCap 600 Value Index Fund (cost $629,437)	10,792	629,437

SHORT-TERM INVESTMENTS 5.0%
MUTUAL FUND SHARES 5.0%
Wells Fargo Advantage Money Market Trust, 0.28% q ° (cost $3,084,162)	3,084,162	3,084,162

Total Investments (cost $66,957,573) 96.1%		59,432,251
Other Assets and Liabilities 3.9%		2,408,347

Net Assets 100.0%		$61,840,598

*	Non-income producing security.
+	Security is deemed illiquid.
°	Investment in affiliate.
q	Rate shown is the 7-day annualized yield at period end.

The following table shows the percent of total long-term investments by sector as of June 30, 2010:

Financials	21.9%
Industrials	18.8%
Information Technology	17.2%
Consumer Discretionary	15.7%
Materials	7.5%
Utilities	6.5%
Consumer Staples	5.5%
Energy	4.9%
Health Care	1.9%
Telecommunication Services	0.1%

100.0%

See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2010 (unaudited)

Assets
Investments in unaffiliated issuers, at value (cost $63,873,411)	$56,348,089
Investments in affiliated issuers, at value (cost $3,084,162)	3,084,162

Total investments	59,432,251
Receivable for securities sold	3,058,764
Receivable for Fund shares sold	289
Dividends receivable	43,021
Receivable for securities lending income	68

Total assets	62,534,393

Liabilities
Payable for securities purchased	642,421
Payable for Fund shares redeemed	38,642
Advisory fee payable	1,303
Distribution Plan expenses payable	63
Due to other related parties	369
Accrued expenses and other liabilities	10,997

Total liabilities	693,795

Net assets	$61,840,598

Net assets represented by
Paid-in capital	$81,498,365
Undistributed net investment income	76,387
Accumulated net realized losses on investments	(12,208,832)
Net unrealized losses on investments	(7,525,322)

Total net assets	$61,840,598

Net assets consists of
Class 1	$52,694,286
Class 2	9,146,312

Total net assets	$61,840,598

Shares outstanding (unlimited number of shares authorized)
Class 1	4,511,337
Class 2	785,817

Net asset value per share
Class 1	$11.68
Class 2	$11.64

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2010 (unaudited)

Investment income
Dividends	$427,920
Securities lending	378
Income from affiliated issuers	369

Total investment income	428,667

Expenses
Advisory fee	276,980
Distribution Plan expenses	13,378
Administrative services fee	34,623
Transfer agent fees	164
Trustees’ fees and expenses	1,382
Printing and postage expenses	13,638
Custodian and accounting fees	9,425
Professional fees	3,137
Other	754

Total expenses	353,481
Less: Expense reductions	(8)
Fee waivers	(4,426)

Net expenses	349,047

Net investment income	79,620

Net realized and unrealized gains or losses on investments
Net realized losses on securities in unaffiliated issuers	(1,043,092)
Net change in unrealized gains or losses on investments	828,423

Net realized and unrealized gains or losses on investments	(214,669)

Net decrease in net assets resulting from operations	$(135,049)

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2010 (unaudited)		Year Ended December 31, 2009

Operations
Net investment income		$79,620		$339,366
Net realized losses on investments		(1,043,092)		(4,165,614)
Net change in unrealized gains or losses on investments		828,423		20,388,458

Net increase (decrease) in net assets resulting from operations		(135,049)		16,562,210

Distributions to shareholders from
Net investment income
Class 1		(20,800)		(326,530)
Class 2		(3,919)		(38,132)

Total distributions to shareholders		(24,719)		(364,662)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class 1	219,545	2,756,309	423,042	3,912,519
Class 2	1,035	12,478	17,874	170,206

		2,768,787		4,082,725

Net asset value of shares issued in reinvestment of distributions
Class 1	1,636	20,800	29,538	326,530
Class 2	309	3,919	3,535	38,132

		24,719		364,662

Payment for shares redeemed
Class 1	(726,461)	(9,105,221)	(1,127,600)	(10,807,819)
Class 2	(166,773)	(2,115,689)	(180,513)	(1,801,564)

		(11,220,910)		(12,609,383)

Net decrease in net assets resulting from capital share transactions		(8,427,404)		(8,161,996)

Total increase (decrease) in net assets		(8,587,172)		8,035,552
Net assets
Beginning of period		70,427,770		62,392,218

End of period		$61,840,598		$70,427,770

Undistributed net investment income		$76,387		$21,486

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA Special Values Fund (the “Fund”) is a diversified series of Evergreen Variable Annuity Trust (the “Trust”), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge. Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates. Management has considered the circumstances under which the Fund should recognize or make disclosures regarding events or transactions occurring subsequent to the balance sheet date through the date the financial statements are issued. Adjustments or additional disclosures, if any, have been included in these financial statements.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in open-end mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current fair value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date.

d. Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required. The Fund’s income and excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal, Massachusetts and Delaware revenue authorities.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), a subsidiary of Wells Fargo & Company (“Wells Fargo”), is the investment advisor to the Fund and is paid an annual fee starting at 0.80% and declining to 0.75% as the aggregate average daily net assets of the Fund and its retail counterpart, Evergreen Special Values Fund, increase. For the six months ended June 30, 2010, the advisory fee was equivalent to an annual rate of 0.80% of the Fund’s average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended June 30, 2010, EIMC voluntarily waived its advisory fee in the amount of $4,426.

The Fund may have invested in money market funds which were advised by EIMC during the six months ended June 30, 2010. Income earned on these investments and investments in other affiliates is included in income from affiliated issuers on the Statement of Operations.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

EIMC also serves as the administrator to the Fund providing the Fund with facilities, equipment and personnel. EIMC is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase. For the six months ended June 30, 2010, the administrative services fee was equivalent to an annual rate of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an affiliate of EIMC and a subsidiary of Wells Fargo, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

Wachovia Bank NA, a subsidiary of Wells Fargo and an affiliate of EIMC, through its securities lending division, Wachovia Global Securities Lending, acts as the securities lending agent for the Fund (see Note 5).

4. DISTRIBUTION PLAN

Wells Fargo Funds Distributor, LLC (“WFFD”), a wholly-owned subsidiary of Wells Fargo serves as distributor of the Fund’s shares. Prior to January 4, 2010, Evergreen Investment Services, Inc. (“EIS”), an affiliate of EIMC and a subsidiary of Wells Fargo, served as distributor of the Fund’s shares. The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $17,408,601 and $28,135,050, respectively, for the six months ended June 30, 2010.

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of June 30, 2010, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$55,718,652	$0	$0	$55,718,652
Exchange traded fund	629,437	0	0	629,437
Short-term investments	3,084,162	0	0	3,084,162

	$59,432,251	$0	$0	$59,432,251

Further details on the major security types listed above can be found in the Schedule of Investments.

During the six months ended June 30, 2010, the Fund loaned securities to certain brokers and earned $378, net of $40 paid to Wachovia Global Securities Lending as the securities lending agent.

On June 30, 2010, the aggregate cost of securities for federal income tax purposes was $68,750,117. The gross unrealized appreciation and depreciation on securities based on tax cost was $3,836,231 and $13,154,097, respectively, with a net unrealized depreciation of $9,317,866.

As of December 31, 2009, the Fund had $9,680,300 in capital loss carryovers for federal income tax purposes with $2,111,212 expiring in 2016 and $7,569,088 expiring in 2017.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2010, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $100 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at the higher of the Federal Funds rate plus 1.25% or LIBOR plus 1.25%. All of the participating funds are charged an annual commitment fee of 0.145% on the unused balance, which is allocated pro rata. During the six months ended June 30, 2010, the Fund had no borrowings under this agreement.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

The Evergreen funds, EIMC and certain of EIMC’s affiliates are involved in various legal actions, including private litigation and class action lawsuits, and are and may in the future be subject to regulatory inquiries and investigations.

EIMC and EIS have reached final settlements with the Securities and Exchange Commission (“SEC”) and the Securities Division of the Secretary of the Commonwealth of Massachusetts (“Commonwealth”) primarily relating to the liquidation of Evergreen Ultra Short Opportunities Fund (“Ultra Short Fund”). The claims settled include the following: first, that during the period February 2007 through Ultra Short Fund’s liquidation on June 18, 2008, Ultra Short Fund’s former portfolio management team failed to properly take into account readily-available information in valuing certain non-agency residential mortgage-backed securities held by the Ultra Short Fund, resulting in the Ultra Short Fund’s net asset value (“NAV”) being overstated during the period; second, that EIMC and EIS acted inappropriately when, in an effort to explain the decline in Ultra Short Fund’s NAV, certain information regarding the decline was communicated to some, but not all, shareholders and financial intermediaries; third, that the Ultra Short Fund portfolio management team did not adhere to regulatory requirements for affiliated cross trades in executing trades with other Evergreen funds; and finally, that from at least September 2007 to August 2008, EIS did not preserve certain text and instant messages transmitted via personal digital assistant devices. In settling these matters, EIMC and EIS have agreed to payments totaling $41,125,000, up to $40,125,000 of which will be distributed to eligible shareholders of Ultra Short Fund pursuant to a methodology and plan approved by the regulators. EIMC and EIS neither admitted nor denied the regulators’ conclusions.

In addition, the U.S. District Court for the District of Massachusetts has consolidated three purported class actions into In re Evergreen Ultra Short Opportunities Fund Securities Litigation. The plaintiffs filed a consolidated amended complaint on April 30, 2009

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

against various Evergreen entities, including EIMC and EIS, the Evergreen funds’ former distributor, and Evergreen Fixed Income Trust and its Trustees. The complaint generally alleges that investors in Ultra Short Fund suffered losses as a result of (i) misleading statements in Ultra Short Fund’s registration statement and prospectus, (ii) the failure to accurately price securities in Ultra Short Fund at different points in time and (iii) the failure of Ultra Short Fund’s risk disclosures and description of its investment strategy to inform investors adequately of the actual risks of the fund. The complaint seeks damages in an amount to be determined at trial.

EIMC does not expect that any of the legal actions, inquiries or settlement of regulatory matters will have a material adverse impact on the financial position or operations of the Fund to which these financial statements relate. Any publicity surrounding or resulting from any legal actions or regulatory inquiries involving EIMC or its affiliates or any of the Evergreen Funds could result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses or have other adverse consequences on the Evergreen funds, including the Fund.

11. SUBSEQUENT DISTRIBUTIONS

On July 14, 2010, the Fund declared distributions from net investment income to shareholders of record on July 13, 2010. The per share amounts payable on July 15, 2010 were as follows:

Net Investment Income

Class 1	$0.0207
Class 2	0.0021

These distributions are not reflected in the accompanying financial statements.

12. SUBSEQUENT EVENT

Effective at the close of business on July 16, 2010, Wells Fargo Advantage VT Small Cap Value Fund acquired the net assets of the Fund in a tax-free exchange for shares of the Wells Fargo Advantage VT Small Cap Value Fund.

23

ADDITIONAL INFORMATION (unaudited)

SPECIAL MEETING OF SHAREHOLDERS

On June 8, 2010, a Special Meeting of Shareholders for the Fund was held to consider the following proposal. The results of the proposal are indicated below.

Proposal 1 — The proposed reorganization of the Fund into Wells Fargo Advantage VT Small Cap Value Fund, a series of Wells Fargo Variable Trust, a Delaware statutory trust:

Net assets voted “For”	$59,945,634
Net assets voted “Against”	$1,621,736
Net assets voted “Abstain”	$2,941,753

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27

TRUSTEES AND OFFICERS

TRUSTEES[1]
Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Fund Complex (consisting of 46 portfolios as of 12/31/2009)

Chairman, Bloc Global Services (development and construction); Former Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.

Carol A. Kosel Trustee DOB: 12/25/1963 Term of office since: 2008 Other directorships: None

Former Consultant to the Evergreen Boards of Trustees; Former Vice President and Senior Vice President, Evergreen Investments, Inc.; Former Treasurer, Evergreen Funds; Former Treasurer, Vestaur Securities Fund

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Consultant, Rock Hill Metals Consultants LLC (Metals Consultant to steel industry); Former Manager of Commercial Operations, CMC Steel (steel producer)

Patricia B. Norris Trustee DOB: 4/9/1948 Term of office since: 2006 Other directorships: None

President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President and Director of Phillips Pond Homes Association (home community); Former Partner, PricewaterhouseCoopers, LLP (independent registered public accounting firm)

William Walt Pettit[2] Trustee DOB: 8/26/1955 Term of office since: 1988 Other directorships: None

Shareholder, Rogers, Townsend & Thomas, PC (law firm); Director, Superior Packaging Corp. (packaging company); Member, Superior Land, LLC (real estate holding company), Member, K&P Development, LLC (real estate development); Former Vice President, Kellam & Pettit, P.A. (law firm); Former Director, National Kidney Foundation of North Carolina, Inc. (non-profit organization)

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

President, Richardson, Runden LLC (executive recruitment advisory services); Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP (communications); Former Consultant, AESC (The Association of Executive Search Consultants)

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	President/CEO, AccessOne MedCard, Inc.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded Media Corporation (multi-media branding company)

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Trust Company of CT; Former Trustee, Saint Joseph College (CT)

28

TRUSTEES AND OFFICERS continued

Richard K. Wagoner, CFA[3] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society

OFFICERS
W. Douglas Munn[4] President DOB: 4/21/1963 Term of office since: 2009

Principal occupations: President and Chief Executive Officer, Evergreen Investment Company, Inc.; Chief Operating Officer, Wells Fargo Funds Management, LLC; Former Chief Operating Officer, Evergreen Investment Company, Inc.

Jeremy DePalma[4] Treasurer DOB: 2/5/1974 Term of office since: 2005

Principal occupations: Senior Vice President, Evergreen Investment Management Company, LLC; Assistant Treasurer, Wells Fargo Advantage Funds; Former Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000

Principal occupations: Managing Counsel, Wells Fargo & Company; Secretary and Senior Vice President, Alternative Strategies Brokerage Services, Inc.; Evergreen Investment Services, Inc.; Secretary and Senior Vice President, Evergreen Investment Management Company, LLC and Evergreen Service Company, LLC

Robert Guerin[4] Chief Compliance Officer DOB: 9/20/1965 Term of office since: 2007

Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of Evergreen Investment Company, Inc.; Compliance Manager, Wells Fargo Funds Management Group; Former Managing Director and Senior Compliance Officer, Babson Capital Management LLC; Former Principal and Director, Compliance and Risk Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice Compliance, Deutsche Asset Management

1

Each Trustee serves until a successor is duly elected or qualified or until his or her death, resignation, retirement or removal from office. Each Trustee oversaw 74 Evergreen funds as of December 31, 2009. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2

It is possible that Mr. Pettit may be viewed as an “interested person” of the Evergreen funds, as defined in the 1940 Act, because of his law firm’s representation of affiliates of Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor, EIMC. The Trustees are treating Mr. Pettit as an interested trustee for the time being.

3	Mr. Wagoner is an “interested person” of the Evergreen funds because of his ownership of shares in Wells Fargo & Company, the parent to the Evergreen funds’ investment advisor.
4	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

124254 566890 rv7 08/2010

Item 2 – Code of Ethics

Not required for this semi-annual filing.

Item 3 – Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 – Controls and Procedures

(a)

The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)

There has been no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to affect, the Registrant’s internal control over financial reporting .

Item 12 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Variable Annuity Trust
By:	/s/ W. Douglas Munn

W. Douglas Munn
Principal Executive Officer

Date: August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Munn

W. Douglas Munn
Principal Executive Officer

Date: August 27, 2010

By:	/s/ Jeremy DePalma

Jeremy DePalma
Principal Financial Officer

Date: August 27, 2010